OMB APPROVAL

OMB Number: 3235-0578

Expires: May 31, 2007

Estimated average burden hours per response: 21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31
Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Disciplined LargeCap Fund
ING Financial Services Fund
ING Fundamental Research Fund
ING Index Plus LargeCap Equity Fund
ING Index Plus LargeCap Equity Fund II
ING LargeCap Growth Fund
ING LargeCap Value Fund
ING MidCap Opportunities Fund
ING MidCap Value Fund
ING Opportunistic LargeCap Fund
ING Principal Protection Fund III
ING Principal Protection Fund IV
ING Principal Protection Fund V
ING Principal Protection Fund VI
ING Principal Protection Fund VII
ING Principal Protection Fund VIII
ING Principal Protection Fund IX
ING Principal Protection Fund X
ING Principal Protection Fund XI
ING Principal Protection Fund XII
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING SmallCap Value Choice Fund
ING SmallCap Value Fund
ING Value Choice Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.5%
		Advertising: 1.3%
4,400		Omnicom Group	$455,884
			455,884
		Aerospace/Defense: 3.1%
2,250		Boeing Co.	196,358
1,800		Lockheed Martin Corp.	175,104
9,581		Raytheon Co.	513,063
3,340		United Technologies Corp.	219,204
			1,103,729
		Agriculture: 1.8%
5,560		Altria Group, Inc.	468,597
2,900		Reynolds American, Inc.	177,045
			645,642
		Apparel: 0.8%
5,150	@	Coach, Inc.	243,080
1,500		Jones Apparel Group, Inc.	49,380
			292,460
		Auto Manufacturers: 0.5%
20,400		Ford Motor Co.	161,568
			161,568
		Banks: 6.3%
21,330		Bank of America Corp.	1,085,057
2,200		Comerica, Inc.	132,858
5,850		National City Corp.	221,423
6,500		Regions Financial Corp.	232,830
4,740		Wachovia Corp.	262,454
8,300		Wells Fargo & Co.	288,010
			2,222,632
		Beverages: 1.2%
2,700		Anheuser-Busch Cos., Inc.	132,516
1,380		Coca-Cola Co.	64,418
1,900		Pepsi Bottling Group, Inc.	58,900
2,690		PepsiCo, Inc.	169,874
			425,708
		Biotechnology: 0.6%
3,090	@	Amgen, Inc.	198,563
			198,563
		Chemicals: 0.6%
2,400		Dow Chemical Co.	105,120
1,500		Sherwin-Williams Co.	99,825
			204,945
		Commercial Services: 2.5%
1,800	@	Apollo Group, Inc.	85,122
2,100	@	Convergys Corp.	54,012
3,890		McKesson Corp.	216,906
8,200		Moody’s Corp.	530,704
			886,744
		Computers: 7.2%
1,900	@	Apple, Inc.	160,759
26,600	@	Dell, Inc.	607,810
20,107		Hewlett-Packard Co.	791,814
9,490		International Business Machines Corp.	882,665
1,700	@	Lexmark International, Inc.	102,952
600	@	Sandisk Corp.	21,852
12,700	@	Seagate Technology, Inc. - Escrow	—
			2,567,852
		Cosmetics/Personal Care: 1.8%
1,800		Estee Lauder Cos., Inc.	86,184
8,490		Procter & Gamble Co.	539,030
			625,214

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 10.3%
2,990		American Express Co.	$170,041
2,700		CIT Group, Inc.	152,469
20,650		Citigroup, Inc.	1,040,758
1,700		Countrywide Financial Corp.	65,076
2,450		Fannie Mae	138,989
2,260		Goldman Sachs Group, Inc.	455,616
15,080		JP Morgan Chase & Co.	744,952
3,900		Lehman Brothers Holdings, Inc.	285,870
2,240		Merrill Lynch & Co., Inc.	187,443
5,750		Morgan Stanley	430,790
			3,672,004
		Electric: 2.4%
9,300	@	AES Corp.	198,276
4,500		Centerpoint Energy, Inc.	80,280
544	@	Dynegy, Inc.	4,466
4,500		Edison International	211,140
2,500		TECO Energy, Inc.	41,925
3,000		TXU Corp.	198,450
5,400		Xcel Energy, Inc.	127,602
			862,139
		Environmental Control: 0.7%
7,500		Waste Management, Inc.	255,375
			255,375
		Food: 1.0%
3,050		Campbell Soup Co.	124,532
4,004		General Mills, Inc.	225,665
			350,197
		Forest Products & Paper: 0.2%
1,400		Temple-Inland, Inc.	83,720
			83,720
		Gas: 0.3%
500		KeySpan Corp.	20,520
3,900		NiSource, Inc.	92,781
			113,301
		Hand/Machine Tools: 0.9%
800		Snap-On, Inc.	40,080
4,800		Stanley Works	266,736
			306,816
		Healthcare - Products: 0.2%
700		Biomet, Inc.	29,631
540		Johnson & Johnson	34,047
			63,678
		Healthcare - Services: 3.6%
5,530		Aetna, Inc.	244,813
2,010	@	Coventry Health Care, Inc.	109,384
2,260	@	Humana, Inc.	135,238
8,180		UnitedHealth Group, Inc.	426,996
4,390	@	WellPoint, Inc.	348,522
			1,264,953
		Insurance: 7.8%
3,400	@@	ACE Ltd.	190,944
4,600		Allstate Corp.	276,276
1,300		AMBAC Financial Group, Inc.	113,932
6,400		American International Group, Inc.	429,440
3,970		Chubb Corp.	202,669
5,200		Genworth Financial, Inc.	183,924
2,683		Hartford Financial Services Group, Inc.	253,704
4,700		Loews Corp.	204,168
5,350		Metlife, Inc.	337,853
8,000		Progressive Corp.	183,440
3,431		Prudential Financial, Inc.	312,015
1,300		Safeco Corp.	86,736
			2,775,101
		Internet: 0.2%
3,100	@	VeriSign, Inc.	78,430
			78,430
		Iron/Steel: 1.0%
3,670		Nucor Corp.	223,393
1,700		United States Steel Corp.	150,654
			374,047

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.2%
1,300		Brunswick Corp.	$42,445
400		Sabre Holdings Corp.	12,932
			55,377
		Lodging: 0.1%
500		Harrah’s Entertainment, Inc.	42,245
			42,245
		Machinery - Diversified: 0.3%
700		Cummins, Inc.	94,276
			94,276
		Media: 3.8%
2,000		CBS Corp. - Class B	60,700
1,500		Clear Channel Communications, Inc.	54,270
5,190		McGraw-Hill Cos., Inc.	335,326
5,980		News Corp., Inc. - Class A	134,729
500		Tribune Co.	15,015
700	@	Univision Communications, Inc.	25,200
21,050		Walt Disney Co.	721,173
			1,346,413
		Mining: 0.2%
580		Phelps Dodge Corp.	72,448
			72,448
		Miscellaneous Manufacturing: 4.5%
1,300		Cooper Industries Ltd.	119,262
4,000		Eastman Kodak Co.	95,520
2,100		Eaton Corp.	170,121
14,710		General Electric Co.	513,673
8,400		Honeywell International, Inc.	390,096
1,600		Parker Hannifin Corp.	131,824
5,700	@, @@	Tyco International Ltd.	175,731
			1,596,227
		Office/Business Equipment: 0.7%
13,500	@	Xerox Corp.	233,145
			233,145
		Oil & Gas: 9.7%
8,848		Chevron Corp.	607,061
1,136		ConocoPhillips	74,317
23,270		ExxonMobil Corp.	1,667,994
6,100		Marathon Oil Corp.	553,514
5,800		Occidental Petroleum Corp.	267,844
4,570		Valero Energy Corp.	263,461
			3,434,191
		Oil & Gas Services: 0.7%
7,700		Halliburton Co.	237,776
			237,776
		Packaging & Containers: 0.6%
6,700	@	Pactiv Corp.	215,740
			215,740
		Pharmaceuticals: 6.1%
4,450		AmerisourceBergen Corp.	234,382
1,200		Caremark Rx, Inc.	73,908
3,900	@	Forest Laboratories, Inc.	201,864
4,190	@	King Pharmaceuticals, Inc.	78,144
12,200		Merck & Co., Inc.	538,752
2,800		Mylan Laboratories	59,276
19,160		Pfizer, Inc.	478,234
19,500		Schering-Plough Corp.	457,860
1,150		Wyeth	56,258
			2,178,678
		Pipelines: 0.4%
300		Kinder Morgan, Inc.	31,728
1,200		Questar Corp.	100,968
			132,696
		Real Estate: 0.0%
600	@	Realogy Corp.	17,748
			17,748

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares				Value
		Retail: 6.1%
1,600	@	Big Lots, Inc.		$40,048
2,000		Circuit City Stores, Inc.		38,060
2,100		Family Dollar Stores, Inc.		60,837
4,900		Federated Department Stores, Inc.		218,834
13,300		Gap, Inc.		255,227
4,600	@	Kohl’s Corp.		317,354
7,690		McDonald’s Corp.		336,207
2,800		Nordstrom, Inc.		148,652
3,850	@	Office Depot, Inc.		128,436
1,100		OfficeMax, Inc.		57,090
1,900		RadioShack Corp.		47,443
1,960	@	Starbucks Corp.		60,564
5,400		TJX Cos., Inc.		148,500
6,430		Wal-Mart Stores, Inc.		310,569
				2,167,821
		Savings & Loans: 0.2%
1,400		Washington Mutual, Inc.		60,312
				60,312
		Semiconductors: 0.9%
4,500	@	Altera Corp.		94,995
2,000		Applied Materials, Inc.		37,140
7,400	@	Micron Technology, Inc.		87,764
1,600	@	Novellus Systems, Inc.		51,520
2,700	@	Teradyne, Inc.		43,524
				314,943
		Software: 2.3%
3,740	@	BMC Software, Inc.		115,416
12,500		CA, Inc.		325,625
5,400	@	Compuware Corp.		49,410
7,800		First Data Corp.		199,134
5,160		Microsoft Corp.		145,357
				834,942
		Telecommunications: 4.9%
17,435		AT&T, Inc.		641,608
25,830	@	Cisco Systems, Inc.		670,030
15,400		Motorola, Inc.		285,208
3,990		Qualcomm, Inc.		160,717
				1,757,563
		Toys/Games/Hobbies: 0.5%
2,300		Hasbro, Inc.		65,067
4,000		Mattel, Inc.		104,040
				169,107
		Transportation: 1.0%
3,000		FedEx Corp.		342,540
				342,540
		Total Common Stock
		(Cost $ 31,986,498 )		35,294,890
WARRANTS: 0.1%
		Aerospace/Defense: 0.1%
1,993		Raytheon Co.		35,635

		Total Warrants
		(Cost $ - )		35,635

		Total Investments in Securities
		(Cost $31,986,498)*	99.6%	$35,330,525
		Other Assets and Liabilities - Net	0.4	145,644
		Net Assets	100.0%	$35,476,169

@	Non-income producing security
@@	Foreign Issuer

*	Cost for federal income tax purposes is $32,219,149.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,649,981
	Gross Unrealized Depreciation	(538,605)
	Net Unrealized Appreciation	$3,111,376

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.8%
		Banks: 30.1%
94,700		Associated Banc-Corp.	$3,274,726
247,707		Bank of America Corp.	12,600,855
267,939		Bank of New York Co., Inc.	10,883,682
104,466		Capital One Financial Corp.	8,052,239
68,900		Marshall & Ilsley Corp.	3,274,817
97,700		PNC Financial Services Group, Inc.	7,162,387
162,000		Prosperity Bancshares, Inc.	5,632,740
347,319		US Bancorp.	12,385,396
188,387		Wachovia Corp.	10,430,988
399,490		Wells Fargo & Co.	13,862,300
52,586		Zions Bancorp.	4,489,793
			92,049,923
		Commercial Services: 0.8%
109,334		Western Union Co.	2,369,268
			2,369,268
		Diversified Financial Services: 33.3%
75,091	@	Affiliated Managers Group, Inc.	8,522,829
96,808		American Express Co.	5,505,471
60,600		CIT Group, Inc.	3,422,082
336,500		Citigroup, Inc.	16,959,600
181,174		Countrywide Financial Corp.	6,935,341
188,198	@	E*Trade Financial Corp.	4,345,492
73,926		Fannie Mae	4,193,822
32,380		Franklin Resources, Inc.	3,801,088
56,817		Freddie Mac	3,646,515
25,573		Goldman Sachs Group, Inc.	5,155,517
314,198		JP Morgan Chase & Co.	15,521,381
41,732		Lehman Brothers Holdings, Inc.	3,058,956
108,554		Merrill Lynch & Co., Inc.	9,083,799
56,165		Morgan Stanley	4,207,882
62,500		Nuveen Investments, Inc.	3,043,125
271,400	@	TD Ameritrade Holding Corp.	4,342,400
			101,745,300
		Home Builders: 1.1%
131,280		D.R. Horton, Inc.	3,330,574
			3,330,574
		Insurance: 30.8%
108,045	@@	ACE Ltd.	6,067,807
82,300		Aflac, Inc.	3,884,560
207,571		American International Group, Inc.	13,928,014
132,600		AON Corp.	4,992,390
129,400	@@	Axis Capital Holdings Ltd.	4,375,014
87,900	@@	Endurance Specialty Holdings Ltd.	3,116,934
124,099		Genworth Financial, Inc.	4,389,382
51,336		Hartford Financial Services Group, Inc.	4,854,332
57,915		Lincoln National Corp.	3,946,907
145,500		Metlife, Inc.	9,188,325
55,800		MGIC Investment Corp.	3,367,530
50,450		PMI Group, Inc.	2,364,592
57,900		Principal Financial Group	3,525,531
83,200		Protective Life Corp.	3,694,912
72,188		Prudential Financial, Inc.	6,564,777
108,500	@@	Security Capital Assurance Ltd.	3,226,790
92,800		Stancorp Financial Group, Inc.	4,472,960
159,305		Travelers Cos, Inc.	8,086,322
			94,047,079
		Real Estate Investment Trusts: 1.7%
68,600	@	Douglas Emmett, Inc.	1,897,476
62,100		Liberty Property Trust	3,182,625
			5,080,101
		Total Common Stock
		(Cost $ 224,737,852)	298,622,245

Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.9%
		Mutual Fund: 0.3%
$ 1,000,000	**	ING Institutional Prime Money Market Fund	$1,000,000
		Total Mutual Fund	1,000,000
		(Cost $1,000,000)

	PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
	Repurchase Agreement:
$ 4,721,000	Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $4,721,696 to be received upon repurchase (Collateralized by $4,780,000 Federal Home Loan Mortgage Corporation, 2.400%, Market Value plus accrued interest $4,815,770, due 03/29/07)		$4,721,000
	Total Repurchase Agreement
	(Cost $4,721,000)		4,721,000
	Total Short-Term Investments
	(Cost $5,721,000)		5,721,000
	Total Investments in Securities
	(Cost $230,458,852)*	99.7%	$304,343,245
	Other Assets and Liabilities - Net	0.3	1,034,826
	Net Assets	100.0%	$305,378,071

@	Non-income producing security
@@	Foreign Issuer
**	Investment in affiliate

*	Cost for federal income tax purposes is $230,623,617.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$76,663,378
	Gross Unrealized Depreciation	(2,943,750)
	Net Unrealized Appreciation	$73,719,628

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 90.6%
		Agriculture: 2.8%
1,900		Altria Group, Inc.	$160,132
			160,132
		Banks: 6.3%
2,600		Bank of America Corp.	132,262
1,600		Bank of New York Co., Inc.	64,992
900		Capital One Financial Corp.	69,372
2,000		US Bancorp.	71,320
800		Wells Fargo & Co.	27,760
			365,706
		Beverages: 1.2%
1,100		PepsiCo, Inc.	69,465
			69,465
		Biotechnology: 1.3%
600	@	Amgen, Inc.	38,556
600	@	Genzyme Corp.	37,080
			75,636
		Chemicals: 1.0%
800		Air Products & Chemicals, Inc.	59,856
			59,856
		Computers: 3.9%
1,800	@	Dell, Inc.	41,130
2,100		Hewlett-Packard Co.	82,698
1,100		International Business Machines Corp.	102,311
			226,139
		Cosmetics/Personal Care: 1.8%
1,605		Procter & Gamble Co.	101,901
			101,901
		Diversified Financial Services: 6.7%
2,600		Citigroup, Inc.	131,040
1,400		Countrywide Financial Corp.	53,592
1,646	@	E*Trade Financial Corp.	38,006
1,200		JP Morgan Chase & Co.	59,280
900		Merrill Lynch & Co., Inc.	75,312
1,700	@	TD Ameritrade Holding Corp.	27,200
			384,430
		Electric: 1.1%
1,685	@	Mirant Corp.	62,783
			62,783
		Electrical Components & Equipment: 1.6%
1,800	@	General Cable Corp.	89,910
			89,910
		Electronics: 1.2%
3,700	@, @@	Flextronics International Ltd.	40,441
600	@	Thomas & Betts Corp.	30,492
			70,933
		Engineering & Construction: 1.6%
5,400	@@	ABB Ltd. ADR	90,396
			90,396
		Entertainment: 0.7%
1,000		International Game Technology	41,250
			41,250
		Healthcare - Products: 2.9%
1,500		Johnson & Johnson	94,575
1,800	@	St. Jude Medical, Inc.	71,370
			165,945
		Healthcare - Services: 2.0%
1,700		Aetna, Inc.	75,259
700	@, W	Covance, Inc.	43,162
			118,421
		Household Products/Wares: 1.4%
1,300		Clorox Co.	82,368
			82,368
		Insurance: 5.4%
1,300		American International Group, Inc.	87,230
1,600		AON Corp.	60,240
1,000		Metlife, Inc.	63,150
1,000		Stancorp Financial Group, Inc.	48,200
1,100		Travelers Cos, Inc.	55,836
			314,656

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Internet: 1.5%
200	@	Google, Inc.	$89,890
			89,890
		Investment Companies: 2.2%
5,200	@@	KKR Private Equity Investors LP	124,696
			124,696
		Iron/Steel: 1.1%
600		Allegheny Technologies, Inc.	61,470
			61,470
		Media: 2.6%
3,900		News Corp., Inc. - Class A	87,867
1,900		Walt Disney Co.	65,094
			152,961
		Metal Fabricate/Hardware: 1.3%
800		Precision Castparts Corp.	72,776
			72,776
		Miscellaneous Manufacturing: 4.9%
900		Cooper Industries Ltd.	82,566
3,850		General Electric Co.	134,442
1,200		Roper Industries, Inc.	63,744
			280,752
		Oil & Gas: 7.3%
1,800		ConocoPhillips	117,756
600		ENSCO International, Inc.	30,066
2,200	S	ExxonMobil Corp.	157,696
800	@	Newfield Exploration Co.	34,576
600	@	Plains Exploration & Production Co.	27,378
1,000		XTO Energy, Inc.	51,660
			419,132
		Oil & Gas Services: 0.8%
700		Schlumberger Ltd.	43,960
			43,960
		Pharmaceuticals: 5.3%
1,800		Abbott Laboratories	98,316
1,000	@	Medco Health Solutions, Inc.	67,610
3,500		Pfizer, Inc.	87,360
1,100		Wyeth	53,812
			307,098
		Retail: 6.2%
1,500		Best Buy Co., Inc.	69,705
2,400		CVS Corp.	75,384
700		Home Depot, Inc.	27,720
2,100		Limited Brands, Inc.	58,128
1,300	@	Office Depot, Inc.	43,368
1,600		Staples, Inc.	41,632
900		Wal-Mart Stores, Inc.	43,470
			359,407
		Semiconductors: 2.7%
5,800		Intel Corp.	115,130
3,819	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	42,391
			157,521
		Software: 4.8%
2,400	@	Activision, Inc.	40,128
1,300	@@	Infosys Technologies Ltd. ADR	70,538
5,900		Microsoft Corp.	166,204
			276,870
		Telecommunications: 7.0%
4,300		AT&T, Inc.	158,240
2,100		Motorola, Inc.	38,892
2,100		Qualcomm, Inc.	84,588
3,300		Verizon Communications, Inc.	123,519
			405,239
		Total Common Stock
		(Cost $ 4,817,760)	5,231,699
EXCHANGE-TRADED FUNDS: 2.1%
		Exchange-Traded Funds: 2.1%
429	@	SPDR Trust Series 1	60,459
1,500	@	Utilities Select Sector SPDR Fund	57,675
		Total Exchange-Traded Funds
		(Cost $ 114,609)	118,134
		Total Long-Term Investments
		(Cost $4,932,369)	5,349,833

Principal Amount				Value
SHORT-TERM INVESTMENTS: 6.8%
		Repurchase Agreement: 6.8%
$396,000	S	Morgan Stanley Repurchase Agreement dated 02/28/07, 5.300%, due 03/01/07, $396,058 to be received upon repurchase (Collateralized by $1,225,000 Resolution Funding Corporation, Discount Note, Market Value $404,948, due 04/15/30)		$396,000
		Total Short-Term Investments
		(Cost $396,000)		396,000
		Total Investments in Securities
		(Cost $5,328,369)*	99.5%	$5,745,833
		Other Assets and Liabilities - Net	0.5	27,341
		Net Assets	100.0%	$5,773,174

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

*	Cost for federal income tax purposes is $5,344,636.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$467,858
	Gross Unrealized Depreciation	(66,661)
	Net Unrealized Appreciation	$401,197

ING Fundamental Research Fund Open Futures Contracts on February 28, 2007

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value ($)	Expiration Date	Appreciation/(Depreciation)

Long Contracts

S&P 500 E-Mini	4	281,780	03/16/07	$(3,068)

				$(3,068)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.0%
		Advertising: 1.3%
6,300		Omnicom Group	$652,743
			652,743
		Aerospace/Defense: 2.8%
3,370		Boeing Co.	294,100
3,400		Lockheed Martin Corp.	330,752
8,283		Raytheon Co.	443,555
4,300		United Technologies Corp.	282,209
			1,350,616
		Agriculture: 1.6%
7,240		Altria Group, Inc.	610,187
3,100		Reynolds American, Inc.	189,255
			799,442
		Apparel: 0.8%
6,740	@	Coach, Inc.	318,128
1,950		Jones Apparel Group, Inc.	64,194
			382,322
		Auto Manufacturers: 0.5%
29,030		Ford Motor Co.	229,918
			229,918
		Banks: 6.0%
23,371		Bank of America Corp.	1,188,883
2,900		Comerica, Inc.	175,131
7,930		National City Corp.	300,151
8,400		Regions Financial Corp.	300,888
6,280		US Bancorp.	223,945
6,119		Wachovia Corp.	338,809
10,800		Wells Fargo & Co.	374,760
			2,902,567
		Beverages: 2.0%
3,700		Anheuser-Busch Cos., Inc.	181,596
7,170		Coca-Cola Co.	334,696
2,470		Pepsi Bottling Group, Inc.	76,570
5,680		PepsiCo, Inc.	358,692
			951,554
		Biotechnology: 0.5%
4,062	@	Amgen, Inc.	261,024
			261,024
		Chemicals: 0.9%
3,550		Dow Chemical Co.	155,490
1,400		EI DuPont de Nemours & Co.	71,050
1,600		International Flavors & Fragrances, Inc.	74,880
2,100		Sherwin-Williams Co.	139,755
			441,175
		Commercial Services: 1.8%
2,300	@	Apollo Group, Inc.	108,767
4,700	@	Convergys Corp.	120,884
4,780		McKesson Corp.	266,533
5,800		Moody’s Corp.	375,376
			871,560
		Computers: 6.2%
2,900	@	Apple, Inc.	245,369
30,340	@	Dell, Inc.	693,269
18,267		Hewlett-Packard Co.	719,354
11,170		International Business Machines Corp.	1,038,922
3,300	@	Lexmark International, Inc.	199,848
1,500	@	Sandisk Corp.	54,630
7,000	@	Unisys Corp.	59,430
			3,010,822
		Cosmetics/Personal Care: 1.7%
2,300		Estee Lauder Cos., Inc.	110,124

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Cosmetics/Personal Care (continued)
11,111		Procter & Gamble Co.	$705,437
			815,561
		Diversified Financial Services: 9.3%
4,130		American Express Co.	234,873
3,400		CIT Group, Inc.	191,998
24,650		Citigroup, Inc.	1,242,353
1,500		Countrywide Financial Corp.	57,420
3,000		Goldman Sachs Group, Inc.	604,800
19,600		JP Morgan Chase & Co.	968,240
5,000		Lehman Brothers Holdings, Inc.	366,500
3,010		Merrill Lynch & Co., Inc.	251,877
7,440		Morgan Stanley	557,405
			4,475,466
		Electric: 2.7%
12,100	@	AES Corp.	257,972
1,000		American Electric Power Co., Inc.	44,860
6,000		Centerpoint Energy, Inc.	107,040
909	@	Dynegy, Inc.	7,463
6,000		Edison International	281,520
1,400		PG&E Corp.	64,988
600		Public Service Enterprise Group, Inc.	44,940
4,000		TECO Energy, Inc.	67,080
4,000		TXU Corp.	264,600
6,300		Xcel Energy, Inc.	148,869
			1,289,332
		Environmental Control: 0.7%
9,700		Waste Management, Inc.	330,285
			330,285
		Food: 0.9%
4,200		Campbell Soup Co.	171,486
4,900		General Mills, Inc.	276,164
			447,650
		Forest Products & Paper: 0.2%
2,000		Temple-Inland, Inc.	119,600
			119,600
		Gas: 0.3%
700		KeySpan Corp.	28,728
5,200		NiSource, Inc.	123,708
			152,436
		Hand/Machine Tools: 0.4%
1,140		Snap-On, Inc.	57,114
2,700		Stanley Works	150,039
			207,153
		Healthcare - Products: 1.1%
1,000		Biomet, Inc.	42,330
7,450		Johnson & Johnson	469,723
			512,053
		Healthcare - Services: 3.1%
5,340		Aetna, Inc.	236,402
1,335	@	Coventry Health Care, Inc.	72,651
2,950	@	Humana, Inc.	176,528
10,840		UnitedHealth Group, Inc.	565,848
5,660	@	WellPoint, Inc.	449,347
			1,500,776
		Insurance: 6.9%
4,400	@@	ACE Ltd.	247,104
6,150		Allstate Corp.	369,369
1,970		AMBAC Financial Group, Inc.	172,651
7,400		American International Group, Inc.	496,540
5,380		Chubb Corp.	274,649
200		Cigna Corp.	28,500
6,700		Genworth Financial, Inc.	236,979
3,600		Hartford Financial Services Group, Inc.	340,416
6,200		Loews Corp.	269,328
1,710		Metlife, Inc.	107,987
11,200		Progressive Corp.	256,816
4,560		Prudential Financial, Inc.	414,686
1,830		Safeco Corp.	122,098
			3,337,123

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Internet: 0.6%
400	@	Google, Inc.	$179,780
3,900	@	VeriSign, Inc.	98,670
			278,450
		Iron/Steel: 1.1%
5,500		Nucor Corp.	334,785
2,300		United States Steel Corp.	203,826
			538,611
		Leisure Time: 0.2%
1,900		Brunswick Corp.	62,035
500		Sabre Holdings Corp.	16,165
			78,200
		Lodging: 0.1%
700		Harrah’s Entertainment, Inc.	59,143
			59,143
		Machinery - Diversified: 0.3%
1,000		Cummins, Inc.	134,680
			134,680
		Media: 3.2%
2,505		CBS Corp. - Class B	76,027
1,900		Clear Channel Communications, Inc.	68,742
9,040		McGraw-Hill Cos., Inc.	584,074
7,700		News Corp., Inc. - Class A	173,481
700		Tribune Co.	21,021
1,000	@	Univision Communications, Inc.	36,000
17,070		Walt Disney Co.	584,818
			1,544,163
		Mining: 0.2%
770		Phelps Dodge Corp.	96,181
			96,181
		Miscellaneous Manufacturing: 4.7%
1,700		Cooper Industries Ltd.	155,958
5,500		Eastman Kodak Co.	131,340
2,880		Eaton Corp.	233,309
22,180		General Electric Co.	774,526
11,100		Honeywell International, Inc.	515,484
2,250		Parker Hannifin Corp.	185,378
8,500	@, @@	Tyco International Ltd.	262,055
			2,258,050
		Office/Business Equipment: 0.6%
17,640	@	Xerox Corp.	304,643
			304,643
		Oil & Gas: 8.8%
11,552		Chevron Corp.	792,583
4,417		ConocoPhillips	288,960
27,840	S	ExxonMobil Corp.	1,995,571
5,770		Marathon Oil Corp.	523,570
7,440		Occidental Petroleum Corp.	343,579
5,800		Valero Energy Corp.	334,370
			4,278,633
		Oil & Gas Services: 0.9%
9,700		Halliburton Co.	299,536
2,400		Schlumberger Ltd.	150,720
			450,256
		Packaging & Containers: 0.7%
8,100	@	Pactiv Corp.	260,820
1,100		Sealed Air Corp.	70,884
			331,704
		Pharmaceuticals: 5.8%
5,280		AmerisourceBergen Corp.	278,098
1,600		Caremark Rx, Inc.	98,544
5,100	@	Forest Laboratories, Inc.	263,976
6,380	@	King Pharmaceuticals, Inc.	118,987
15,400		Merck & Co., Inc.	680,064
4,000		Mylan Laboratories	84,680
24,634		Pfizer, Inc.	614,865
18,400		Schering-Plough Corp.	432,032

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of February 28, 2007 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals (continued)
4,700		Wyeth		$229,924
				2,801,170
		Pipelines: 0.4%
400		Kinder Morgan, Inc.		42,304
1,600		Questar Corp.		134,624
				176,928
		Real Estate: 0.1%
900	@	Realogy Corp.		26,622
				26,622
		Retail: 6.0%
2,100	@	Big Lots, Inc.		52,563
2,900		Circuit City Stores, Inc.		55,187
2,650		Family Dollar Stores, Inc.		76,771
6,638		Federated Department Stores, Inc.		296,453
10,870		Gap, Inc.		208,595
5,900	@	Kohl’s Corp.		407,041
4,140		Lowe’s Cos., Inc.		134,798
9,250		McDonald’s Corp.		404,410
4,200		Nordstrom, Inc.		222,978
5,280	@	Office Depot, Inc.		176,141
1,400		OfficeMax, Inc.		72,660
2,800		RadioShack Corp.		69,916
2,500	@	Starbucks Corp.		77,250
1,150		Target Corp.		70,760
6,730		TJX Cos., Inc.		185,075
8,470		Wal-Mart Stores, Inc.		409,101
				2,919,699
		Savings & Loans: 0.1%
900		Washington Mutual, Inc.		38,772
				38,772
		Semiconductors: 1.5%
6,550	@	Altera Corp.		138,271
9,000		Applied Materials, Inc.		167,130
5,100	@	LSI Logic Corp.		51,714
14,400	@	Micron Technology, Inc.		170,784
2,000	@	Novellus Systems, Inc.		64,400
7,000	@	Teradyne, Inc.		112,840
				705,139
		Software: 2.5%
6,410	@	BMC Software, Inc.		197,813
10,300		CA, Inc.		268,315
7,000	@	Compuware Corp.		64,050
13,800		First Data Corp.		352,314
10,850		Microsoft Corp.		305,645
				1,188,137
		Telecommunications: 4.9%
22,795		AT&T, Inc.		838,856
5,250	@	Avaya, Inc.		64,470
33,570	@	Cisco Systems, Inc.		870,806
20,410		Motorola, Inc.		377,993
5,300		Qualcomm, Inc.		213,484
				2,365,609
		Toys/Games/Hobbies: 0.5%
3,110		Hasbro, Inc.		87,982
5,800		Mattel, Inc.		150,858
				238,840
		Transportation: 1.1%
4,700		FedEx Corp.		536,646
				536,646
		Total Investments in Securities
		(Cost $40,055,517)*	96.0%	$46,391,454
		Other Assets and Liabilities - Net	4.0	1,934,473
		Net Assets	100.0%	$48,325,927

	@	Non-income producing security
	@@	Foreign Issuer
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of February 28, 2007 (Unaudited) (continued)

and forward currency exchange contracts.

*	Cost for federal income tax purposes is $40,958,540.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 5,848,411
	Gross Unrealized Depreciation	(415,497)
	Net Unrealized Appreciation	$ 5,432,914

ING Index Plus Large Cap Equity Fund Open Futures Contracts on February 28, 2007

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value ($)	Expiration Date	Appreciation/(Depreciation)

Long Contracts

S&P 500 E-Mini	28	1,972,460	03/16/07	$(59,885)
				$(59,885)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.8%
		Advertising: 1.4%
11,150		Omnicom Group	$1,155,252
			1,155,252
		Aerospace/Defense: 2.8%
5,970		Boeing Co.	521,002
6,100		Lockheed Martin Corp.	593,408
14,581		Raytheon Co.	780,813
7,580		United Technologies Corp.	497,475
			2,392,698
		Agriculture: 1.7%
12,770		Altria Group, Inc.	1,076,256
5,630		Reynolds American, Inc.	343,712
			1,419,968
		Apparel: 0.8%
11,800	@	Coach, Inc.	556,960
3,450		Jones Apparel Group, Inc.	113,574
			670,534
		Auto Manufacturers: 0.5%
51,090		Ford Motor Co.	404,633
			404,633
		Banks: 6.1%
41,061		Bank of America Corp.	2,088,773
4,900		Comerica, Inc.	295,911
13,940		National City Corp.	527,629
14,917		Regions Financial Corp.	534,327
10,880		US Bancorp.	387,981
10,771		Wachovia Corp.	596,390
18,950		Wells Fargo & Co.	657,565
			5,088,576
		Beverages: 2.0%
6,550		Anheuser-Busch Cos., Inc.	321,474
12,390		Coca-Cola Co.	578,365
4,420		Pepsi Bottling Group, Inc.	137,020
10,000		PepsiCo, Inc.	631,500
			1,668,359
		Biotechnology: 0.5%
7,068	@	Amgen, Inc.	454,190
			454,190
		Chemicals: 0.9%
6,200		Dow Chemical Co.	271,560
2,500		EI DuPont de Nemours & Co.	126,875
2,630		International Flavors & Fragrances, Inc.	123,084
3,800		Sherwin-Williams Co.	252,890
			774,409
		Commercial Services: 1.8%
4,100	@	Apollo Group, Inc.	193,889
8,400	@	Convergys Corp.	216,048
8,330		McKesson Corp.	464,481
10,250		Moody’s Corp.	663,380
			1,537,798
		Computers: 6.3%
4,900	@	Apple, Inc.	414,589
53,150	@	Dell, Inc.	1,214,478
32,052		Hewlett-Packard Co.	1,262,208
19,540		International Business Machines Corp.	1,817,415
5,970	@	Lexmark International, Inc.	361,543
2,600	@	Sandisk Corp.	94,692
11,700	@	Unisys Corp.	99,333
			5,264,258

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Cosmetics/Personal Care: 1.7%
4,150		Estee Lauder Cos., Inc.	$198,702
19,448		Procter & Gamble Co.	1,234,754
			1,433,456
		Diversified Financial Services: 9.4%
7,320		American Express Co.	416,288
6,100		CIT Group, Inc.	344,467
43,500	S	Citigroup, Inc.	2,192,390
2,700		Countrywide Financial Corp.	103,356
5,300		Goldman Sachs Group, Inc.	1,068,480
34,400		JP Morgan Chase & Co.	1,699,360
8,790		Lehman Brothers Holdings, Inc.	644,307
4,960		Merrill Lynch & Co., Inc.	415,053
13,100		Morgan Stanley	981,452
			7,865,153
		Electric: 2.7%
21,250	@	AES Corp.	453,050
1,750		American Electric Power Co., Inc.	78,505
10,600		Centerpoint Energy, Inc.	189,104
2,438	@	Dynegy, Inc.	20,016
10,490		Edison International	492,191
2,500		PG&E Corp.	116,050
1,100		Public Service Enterprise Group, Inc.	82,390
7,150		TECO Energy, Inc.	119,906
7,100		TXU Corp.	469,665
11,100		Xcel Energy, Inc.	262,293
			2,283,170
		Environmental Control: 0.7%
17,130		Waste Management, Inc.	583,277
			583,277
		Food: 0.9%
7,500		Campbell Soup Co.	306,225
8,600		General Mills, Inc.	484,696
			790,921
		Forest Products & Paper: 0.3%
3,650		Temple-Inland, Inc.	218,270
			218,270
		Gas: 0.3%
1,200		KeySpan Corp.	49,248
9,150		NiSource, Inc.	217,679
			266,927
		Hand/Machine Tools: 0.4%
1,970		Snap-On, Inc.	98,697
4,700		Stanley Works	261,179
			359,876
		Healthcare - Products: 1.1%
1,700		Biomet, Inc.	71,961
13,150		Johnson & Johnson	829,108
			901,069
		Healthcare - Services: 3.1%
9,080		Aetna, Inc.	401,972
2,390	@	Coventry Health Care, Inc.	130,064
5,000	@	Humana, Inc.	299,200
18,990		UnitedHealth Group, Inc.	991,278
9,980	@	WellPoint, Inc.	792,312
			2,614,826
		Insurance: 6.9%
7,660	@@	ACE Ltd.	430,186
10,870		Allstate Corp.	652,852
3,250		AMBAC Financial Group, Inc.	284,830
13,100		American International Group, Inc.	879,010
9,490		Chubb Corp.	484,465
400		Cigna Corp.	57,000
11,600		Genworth Financial, Inc.	410,292
6,350		Hartford Financial Services Group, Inc.	600,456
10,870		Loews Corp.	472,193
2,900		Metlife, Inc.	183,135
19,530		Progressive Corp.	447,823
7,900		Prudential Financial, Inc.	718,426
3,180		Safeco Corp.	212,170
			5,832,838

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Internet: 0.6%
700	@	Google, Inc.	$314,615
7,000	@	VeriSign, Inc.	177,100
			491,715
		Iron/Steel: 1.1%
9,590		Nucor Corp.	583,743
3,900		United States Steel Corp.	345,618
			929,361
		Leisure Time: 0.2%
3,160		Brunswick Corp.	103,174
950		Sabre Holdings Corp.	30,714
			133,888
		Lodging: 0.1%
1,250		Harrah’s Entertainment, Inc.	105,613
			105,613
		Machinery - Diversified: 0.3%
1,800		Cummins, Inc.	242,424
			242,424
		Media: 3.2%
4,475		CBS Corp. - Class B	135,816
3,350		Clear Channel Communications, Inc.	121,203
15,970		McGraw-Hill Cos., Inc.	1,031,822
13,450		News Corp., Inc. - Class A	303,029
1,300		Tribune Co.	39,039
1,700	@	Univision Communications, Inc.	61,200
30,080		Walt Disney Co.	1,030,541
			2,722,650
		Mining: 0.2%
1,340		Phelps Dodge Corp.	167,379
			167,379
		Miscellaneous Manufacturing: 4.7%
2,900		Cooper Industries Ltd.	266,046
9,700		Eastman Kodak Co.	231,636
4,750		Eaton Corp.	384,798
39,020		General Electric Co.	1,362,578
19,180		Honeywell International, Inc.	890,719
3,950		Parker Hannifin Corp.	325,441
15,000	@, @@	Tyco International Ltd.	462,450
			3,923,668
		Office/Business Equipment: 0.6%
30,920	@	Xerox Corp.	533,988
			533,988
		Oil & Gas: 8.9%
20,252		Chevron Corp.	1,389,490
7,803		ConocoPhillips	510,472
48,930	S	ExxonMobil Corp.	3,507,302
10,140		Marathon Oil Corp.	920,104
12,890		Occidental Petroleum Corp.	595,260
10,250		Valero Energy Corp.	590,913
			7,513,541
		Oil & Gas Services: 0.9%
17,050		Halliburton Co.	526,504
4,300		Schlumberger Ltd.	270,040
			796,544
		Packaging & Containers: 0.7%
14,250	@	Pactiv Corp.	458,850
2,000		Sealed Air Corp.	128,880
			587,730
		Pharmaceuticals: 5.8%
9,400		AmerisourceBergen Corp.	495,098
2,880		Caremark Rx, Inc.	177,379
8,780	@	Forest Laboratories, Inc.	454,453
11,230	@	King Pharmaceuticals, Inc.	209,440
26,810		Merck & Co., Inc.	1,183,930
7,150		Mylan Laboratories	151,366
43,096		Pfizer, Inc.	1,075,676
32,350		Schering-Plough Corp.	759,578
8,100		Wyeth	396,252
			4,903,172

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of February 28, 2007 (Unaudited) (continued)

Shares				Value
		Pipelines: 0.4%
700		Kinder Morgan, Inc.		$74,032
2,900		Questar Corp.		244,006
				318,038
		Real Estate: 0.1%
1,502	@	Realogy Corp.		44,429
				44,429
		Retail: 6.1%
3,700	@	Big Lots, Inc.		92,611
4,800		Circuit City Stores, Inc.		91,344
4,650		Family Dollar Stores, Inc.		134,711
11,620		Federated Department Stores, Inc.		518,949
18,220		Gap, Inc.		349,642
10,350	@	Kohl’s Corp.		714,047
7,400		Lowe’s Cos., Inc.		240,944
16,150		McDonald’s Corp.		706,078
7,350		Nordstrom, Inc.		390,212
9,450	@	Office Depot, Inc.		315,252
2,550		OfficeMax, Inc.		132,345
4,600		RadioShack Corp.		114,862
4,420	@	Starbucks Corp.		136,578
2,000		Target Corp.		123,060
11,760		TJX Cos., Inc.		323,400
14,950		Wal-Mart Stores, Inc.		722,085
				5,106,120
		Savings & Loans: 0.1%
1,480		Washington Mutual, Inc.		63,758
				63,758
		Semiconductors: 1.5%
11,580	@	Altera Corp.		244,454
16,000		Applied Materials, Inc.		297,120
9,050	@	LSI Logic Corp.		91,767
25,400	@	Micron Technology, Inc.		301,244
3,600	@	Novellus Systems, Inc.		115,920
12,400	@	Teradyne, Inc.		199,888
				1,250,393
		Software: 2.5%
10,770	@	BMC Software, Inc.		332,362
18,200		CA, Inc.		474,110
11,700	@	Compuware Corp.		107,055
24,259		First Data Corp.		619,332
19,090		Microsoft Corp.		537,765
				2,070,624
		Telecommunications: 4.9%
40,065		AT&T, Inc.		1,474,392
9,350	@	Avaya, Inc.		114,818
58,960	@	Cisco Systems, Inc.		1,529,422
35,740		Motorola, Inc.		661,905
8,900		Qualcomm, Inc.		358,492
				4,139,029
		Toys/Games/Hobbies: 0.5%
5,300		Hasbro, Inc.		149,937
10,350		Mattel, Inc.		269,204
				419,141
		Transportation: 1.1%
8,110		FedEx Corp.		926,000
				926,000
		Total Investments in Securities
		(Cost $75,562,107)*	96.8%	$81,369,663
		Other Assets and Liabilities - Net	3.2	2,693,816
		Net Assets	100.0%	$84,063,479

	@	Non-income producing security
	@@	Foreign Issuer
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of February 28, 2007 (Unaudited) (continued)

	and forward currency exchange contracts.
*	Cost for federal income tax purposes is $76,891,695.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$5,042,948
	Gross Unrealized Depreciation	(564,980)
	Net Unrealized Appreciation	$4,477,968

ING Index Plus Large Cap Equity Fund II Open Futures Contracts on February 28, 2007

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value ($)	Expiration Date	Appreciation/(Depreciation)

Long Contracts

S&P 500	7	2,465,575	03/15/07	$(72,292)
S&P 500	1	355,375	06/14/07	3,409

				$(68,883)

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.4%
		Aerospace/Defense: 5.0%
75,930		Boeing Co.	$6,626,411
75,780		General Dynamics Corp.	5,794,139
			12,420,550
		Agriculture: 0.5%
280	@@	Japan Tobacco, Inc.	1,280,525
			1,280,525
		Airlines: 0.8%
65,130	@@	Gol Linhas Aereas Inteligentes SA ADR	1,851,646
			1,851,646
		Apparel: 1.7%
38,120	@	Coach, Inc.	1,799,264
21,910		Nike, Inc.	2,288,938
			4,088,202
		Banks: 3.1%
132,830		Commerce Bancorp., Inc.	4,439,179
48,120		State Street Corp.	3,152,341
			7,591,520
		Beverages: 0.6%
23,710		PepsiCo, Inc.	1,497,287
			1,497,287
		Biotechnology: 0.5%
37,680	@	Vertex Pharmaceuticals, Inc.	1,156,399
			1,156,399
		Chemicals: 3.1%
68,020	@@	Agrium, Inc.	2,615,369
36,270		Monsanto Co.	1,911,066
20,230	@@	Potash Corp. of Saskatchewan	3,192,496
			7,718,931
		Commercial Services: 7.5%
84,290	@@	Accenture Ltd. - Class A	3,009,153
36,750	@	Alliance Data Systems Corp.	2,195,813
27,640	@	Apollo Group, Inc.	1,307,096
74,650		Equifax, Inc.	2,890,448
22,310		Manpower, Inc.	1,657,633
55,510	@	Monster Worldwide, Inc.	2,767,729
29,780		Moody’s Corp.	1,927,362
120,570		Western Union Co.	2,612,752
			18,367,986
		Computers: 7.8%
30,710	@	Apple, Inc.	2,598,373
194,940	@	EMC Corp.	2,719,413
73,790		Hewlett-Packard Co.	2,905,850
10,320		International Business Machines Corp.	959,863
185,250	@	Network Appliance, Inc.	7,163,618
9,730	@, @@	Research In Motion Ltd.	1,368,135
42,430	@	Sandisk Corp.	1,545,301
			19,260,553
		Cosmetics/Personal Care: 0.9%
35,240		Procter & Gamble Co.	2,237,388
			2,237,388
		Diversified Financial Services: 9.1%
66,780	@@	Amvescap PLC ADR	1,594,039
3,680		Chicago Mercantile Exchange Holdings, Inc.	1,983,998
39,950		Franklin Resources, Inc.	4,689,731
11,690		Goldman Sachs Group, Inc.	2,356,704
117,530	@	Nasdaq Stock Market, Inc.	3,517,673
141,780	@@	UBS AG - New	8,370,691
			22,512,836
		Engineering & Construction: 2.2%
72,790	@@	ABB Ltd. ADR	1,218,505
50,140		Fluor Corp.	4,235,326
			5,453,831
		Entertainment: 0.5%
30,970		International Game Technology	1,277,513
			1,277,513
		Environmental Control: 0.9%
63,370		Waste Management, Inc.	2,157,749
			2,157,749

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Food: 0.2%
9,030		Whole Foods Market, Inc.	$431,363
			431,363
		Healthcare - Products: 4.7%
176,190		Medtronic, Inc.	8,872,928
65,990	@	St. Jude Medical, Inc.	2,616,504
			11,489,432
		Healthcare - Services: 2.8%
99,750		UnitedHealth Group, Inc.	5,206,950
21,540	@	WellPoint, Inc.	1,710,061
			6,917,011
		Internet: 4.0%
15,730	@	Akamai Technologies, Inc.	811,196
19,630	@	eBay, Inc.	629,338
15,480	@	Google, Inc.	6,957,486
84,250	@	Symantec Corp.	1,440,675
			9,838,695
		Leisure Time: 0.9%
33,670		Harley-Davidson, Inc.	2,218,853
			2,218,853
		Lodging: 0.6%
24,330		Starwood Hotels & Resorts Worldwide, Inc.	1,600,914
			1,600,914
		Machinery - Diversified: 0.5%
11,400		Deere & Co.	1,235,988
			1,235,988
		Media: 2.1%
34,270	@	Viacom, Inc. - Class B	1,337,901
109,936		Walt Disney Co.	3,766,407
			5,104,308
		Mining: 3.4%
143,580	@@	Cameco Corp.	5,306,717
45,100	@@	Cia Vale do Rio Doce	1,538,812
25,630		Freeport-McMoRan Copper & Gold, Inc.	1,471,418
			8,316,947
		Miscellaneous Manufacturing: 6.0%
80,480		Danaher Corp.	5,765,587
140,300		General Electric Co.	4,899,276
39,220		Illinois Tool Works, Inc.	2,027,674
21,210		Parker Hannifin Corp.	1,747,492
5,330		Roper Industries, Inc.	283,130
			14,723,159
		Oil & Gas: 0.9%
25,920		Murphy Oil Corp.	1,343,174
27,950	@@	Sasol Ltd. ADR	899,990
			2,243,164
		Oil & Gas Services: 1.5%
121,580		Halliburton Co.	3,754,390
			3,754,390
		Pharmaceuticals: 7.7%
14,140		Abbott Laboratories	772,327
35,830	@@	AstraZeneca PLC ADR	2,011,138
32,840	@@	Eisai Co., Ltd.	1,671,900
98,630	@, @@	Elan Corp. PLC ADR	1,276,272
17,240	@	Gilead Sciences, Inc.	1,233,694
73,020	@@	Sanofi-Aventis ADR	3,096,778
317,170		Schering-Plough Corp.	7,447,146
72,390	@@	Shionogi & Co., Ltd.	1,401,568
			18,910,823
		Retail: 0.2%
16,800		Staples, Inc.	437,136
			437,136
		Semiconductors: 2.4%
126,950	@	Altera Corp.	2,679,915
97,090		Linear Technology Corp.	3,222,417
			5,902,332
		Software: 9.0%
135,760	@	Activision, Inc.	2,269,907
126,860	@	Adobe Systems, Inc.	4,979,255
104,450	@	Autodesk, Inc.	4,298,118
54,640		Automatic Data Processing, Inc.	2,720,526
39,080	@	Electronic Arts, Inc.	1,970,414
364,300	@	Oracle Corp.	5,985,449
			22,223,669

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications: 6.6%
31,110	@@	America Movil SA de CV	$1,362,618
68,630	@	American Tower Corp.	2,658,726
52,840		AT&T, Inc.	1,944,512
317,860	@	Cisco Systems, Inc.	8,245,288
30,600	@	NII Holdings, Inc.	2,167,704
			16,378,848
		Transportation: 1.7%
61,430		United Parcel Service, Inc.	4,311,772
			4,311,772
		Total Common Stock
		(Cost $ 216,190,195)	244,911,720

Principal Amount			Value
SHORT-TERM INVESTMENTS: 0.3%
	U.S. Government Agency Obligations: 0.3%
$822,000	Federal Home Loan Bank, 4.940%, due 03/01/07		$821,887
	Total Short-Term Investments
	(Cost $821,887)		821,887
	Total Investments in Securities
	(Cost $217,012,082)*	99.7%	$245,733,607
	Other Assets and Liabilities — Net	0.3	712,675
	Net Assets	100.0%	$246,446,282

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $218,400,211.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$32,783,492
	Gross Unrealized Depreciation	(5,450,096)
	Net Unrealized Appreciation	$27,333,396

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 101.6%
		Agriculture: 1.6%
19,530		Altria Group, Inc.	$1,645,988
			1,645,988
		Auto Manufacturers: 9.1%
574,510		Ford Motor Co.	4,550,118
147,880		General Motors Corp.	4,720,330
			9,270,448
		Auto Parts & Equipment: 0.8%
330,390	@	Delphi Corp.	829,279
			829,279
		Banks: 4.6%
66,540		Fifth Third Bancorp.	2,680,231
114,460	@@	Popular, Inc.	2,004,195
			4,684,426
		Chemicals: 3.2%
74,056		Dow Chemical Co.	3,243,653
			3,243,653
		Commercial Services: 2.9%
136,640		H&R Block, Inc.	2,976,019
			2,976,019
		Computers: 9.0%
128,000	@	Dell, Inc.	2,924,800
79,990		Electronic Data Systems Corp.	2,241,320
27,720		International Business Machines Corp.	2,578,237
160,620	@	Unisys Corp.	1,363,664
			9,108,021
		Diversified Financial Services: 2.0%
40,830		Citigroup, Inc.	2,057,832
			2,057,832
		Food: 10.9%
118,900		Kroger Co.	3,052,163
63,860		Safeway, Inc.	2,207,640
186,593		Sara Lee Corp.	3,071,321
74,830		Supervalu, Inc.	2,765,717
			11,096,841
		Healthcare - Products: 3.3%
202,241	@	Boston Scientific Corp.	3,298,551
			3,298,551
		Healthcare - Services: 1.5%
225,570	@	Tenet Healthcare Corp.	1,540,643
			1,540,643
		Home Furnishings: 3.4%
38,540		Whirlpool Corp.	3,399,613
			3,399,613
		Insurance: 4.4%
77,440	@	Conseco, Inc.	1,544,928
67,210		Marsh & McLennan Cos., Inc.	1,977,318
16,740		Nationwide Financial Services	897,264
			4,419,510
		Media: 6.5%
58,640		Gannett Co., Inc.	3,592,286
22,755		Idearc, Inc.	773,670
9,150		McClatchy Co.	342,393
64,130		Tribune Co.	1,925,824
			6,634,173
		Miscellaneous Manufacturing: 3.0%
126,990		Eastman Kodak Co.	3,032,521
			3,032,521
		Office/Business Equipment: 2.5%
143,550	@	Xerox Corp.	2,479,109
			2,479,109
		Pharmaceuticals: 13.4%
110,340		Bristol-Myers Squibb Co.	2,911,873
55,960		Merck & Co., Inc.	2,471,194
122,090		Pfizer, Inc.	3,047,366
125,010		Schering-Plough Corp.	2,935,235
45,410		Wyeth	2,221,457
			13,587,125
		Pipelines: 1.5%
104,910		El Paso Corp.	1,508,606
			1,508,606

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 6.2%
165,900		Intel Corp.	$3,293,115
256,540	@	Micron Technology, Inc.	3,042,564
			6,335,679
		Software: 2.4%
86,310		Microsoft Corp.	2,431,353
			2,431,353
		Telecommunications: 9.4%
285,249	@@	Alcatel SA ADR	3,659,745
70,192		AT&T, Inc.	2,583,066
88,710		Verizon Communications, Inc.	3,320,415
			9,563,226
		Total Common Stock
		(Cost $ 96,207,555)	103,142,616

Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.7%
	U.S. Government Agency Obligations: 1.7%
$1,739,000	Federal Home Loan Bank, 4.940%, due 03/01/07		$1,738,761
	Total U.S. Government Agency Obligations
	(Cost $1,738,761)		1,738,761
	Total Short-Term Investments
	(Cost $1,738,761)		1,738,761
	Total Investments in Securities
	(Cost $97,946,316)*	103.3%	$104,881,377
	Other Assets and Liabilities - Net	(3.3)	(3,373,202)
	Net Assets	100.0%	$101,508,175

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $97,946,316.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,087,871
	Gross Unrealized Depreciation	(3,152,810)
	Net Unrealized Appreciation	$6,935,061

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.8%
		Advertising: 1.1%
30,100		Omnicom Group	$3,118,661
			3,118,661
		Aerospace/Defense: 2.2%
36,000	L	L-3 Communications Holdings, Inc.	3,135,600
156,800	@, L	Orbital Sciences Corp.	3,103,072
			6,238,672
		Agriculture: 1.4%
55,800		Loews Corp.	4,019,274
			4,019,274
		Airlines: 1.3%
40,100	@, L	AMR Corp.	1,367,009
59,900	@, L	UAL Corp.	2,395,401
			3,762,410
		Apparel: 5.5%
128,200	@	Coach, Inc.	6,051,040
62,713	@, @@, L	Gildan Activewear, Inc.	3,246,025
111,500	L	Phillips-Van Heusen	6,114,660
			15,411,725
		Biotechnology: 0.7%
130,671	@	Applera Corp. - Celera Genomics Group	1,817,634
			1,817,634
		Commercial Services: 9.3%
66,800	@	Corrections Corp. of America	3,497,648
227,700	@, L	Gartner, Inc.	4,818,132
52,300	@	ITT Educational Services, Inc.	4,182,954
119,300	@	Live Nation, Inc.	2,760,602
84,500		McKesson Corp.	4,711,720
137,700		Service Corp. International	1,615,221
92,100		Watson Wyatt Worldwide, Inc.	4,427,247
			26,013,524
		Computers: 2.7%
125,000	@, L	Network Appliance, Inc.	4,833,750
109,500	@	Synopsys, Inc.	2,801,010
			7,634,760
		Cosmetics/Personal Care: 1.0%
77,500		Avon Products, Inc.	2,841,150
			2,841,150
		Diversified Financial Services: 3.5%
163,500		Charles Schwab Corp.	3,021,480
123,700	@	E*Trade Financial Corp.	2,856,233
26,700	@, L	GFI Group, Inc.	1,644,987
52,200	@, L	Investment Technology Group, Inc.	2,136,546
			9,659,246
		Electric: 1.5%
189,800	@	AES Corp.	4,046,536
			4,046,536
		Electrical Components & Equipment: 3.2%
151,800	W	Ametek, Inc.	5,191,560
72,200	@, L	General Cable Corp.	3,606,390
			8,797,950
		Electronics: 2.3%
91,700	@, L	Dolby Laboratories, Inc.	2,934,400
74,400	@	Thermo Electron Corp.	3,368,088
			6,302,488
		Engineering & Construction: 2.1%
119,700	@	McDermott International, Inc.	5,769,540
			5,769,540
		Entertainment: 2.9%
104,600	@	Macrovision Corp.	2,580,482
181,200		Regal Entertainment Group	3,872,244
87,300	L	Warner Music Group Corp.	1,740,762
			8,193,488
		Food: 1.0%
77,600		Supervalu, Inc.	2,868,096
			2,868,096
		Healthcare - Products: 7.4%
124,800	@, L	Cytyc Corp.	3,781,440
129,113	@, L	Gen-Probe, Inc.	6,200,006
27,200	@, L	Hologic, Inc.	1,497,360
49,900	@, L	Kyphon, Inc.	2,250,989

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
112,700	@	Respironics, Inc.	$4,617,319
28,600	@	Zimmer Holdings, Inc.	2,411,838
			20,758,952
		Healthcare - Services: 3.0%
47,900	@, W	Covance, Inc.	2,953,514
68,600	@, L	Laboratory Corp. of America Holdings	5,470,850
			8,424,364
		Household Products/Wares: 1.0%
44,800		Clorox Co.	2,838,528
			2,838,528
		Insurance: 2.9%
35,300		AMBAC Financial Group, Inc.	3,093,692
4,500	@	Markel Corp.	2,154,825
47,000		Principal Financial Group	2,861,830
			8,110,347
		Internet: 6.1%
79,700	@, L	Akamai Technologies, Inc.	4,110,129
109,000	@, L	Digital River, Inc.	6,037,510
87,200	@	Valueclick, Inc.	2,310,800
186,100	@, L	VeriSign, Inc.	4,708,330
			17,166,769
		Metal Fabricate/Hardware: 1.6%
50,100		Precision Castparts Corp.	4,557,597
			4,557,597
		Miscellaneous Manufacturing: 3.1%
62,300		ITT Corp.	3,689,406
92,000		Roper Industries, Inc.	4,887,040
			8,576,446
		Oil & Gas: 0.9%
57,800	@	Newfield Exploration Co.	2,498,116
			2,498,116
		Oil & Gas Services: 2.9%
143,800	@, L	Cameron International Corp.	8,152,022
			8,152,022
		Pharmaceuticals: 1.1%
84,700	L	Medicis Pharmaceutical Corp.	3,079,692
			3,079,692
		Real Estate: 0.8%
20,800		Jones Lang LaSalle, Inc.	2,201,680
			2,201,680
		Real Estate Investment Trusts: 0.5%
31,300	L	Ventas, Inc.	1,434,479
			1,434,479
		Retail: 8.1%
114,400		Nordstrom, Inc.	6,073,496
115,100	@	Office Depot, Inc.	3,839,736
60,600	@, L	Pantry, Inc.	2,857,290
147,700	@	Saks, Inc.	2,853,564
153,600		TJX Cos., Inc.	4,224,000
61,700	@, L	Under Armour, Inc.	2,835,115
			22,683,201
		Software: 10.8%
201,200	@	Activision, Inc.	3,364,064
43,600	@, L	Ansys, Inc.	2,224,472
78,400	@	Dun & Bradstreet Corp.	6,921,152
83,100	@	Fiserv, Inc.	4,400,976
76,600		Global Payments, Inc.	2,946,802
42,300	@	Hyperion Solutions Corp.	1,812,132
230,700	@, L	Informatica Corp.	2,989,872
184,600	@	Intuit, Inc.	5,447,546
			30,107,016
		Telecommunications: 4.9%
251,900	@	Arris Group, Inc.	3,309,966
90,000	@, L	NII Holdings, Inc.	6,375,600
121,600	@, L	Polycom, Inc.	3,879,040
			13,564,606
		Total Common Stock
		(Cost $ 247,026,847)	270,648,969
EXCHANGE-TRADED FUNDS: 0.7%
		Exchange-Traded Funds: 0.7%
18,876	@, L	iShares Russell Midcap Growth Index Fund	2,015,768
		Total Exchange-Traded Funds
		(Cost $ 1,738,291)	2,015,768
		Total Long-Term Investments
		(Cost $248,765,138)	272,664,737

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 24.2%
	Repurchase Agreement: 0.7%
$2,094,000	Morgan Stanley Repurchase Agreement dated 02/28/07, 5.300%, due 03/01/07, $2,094,308 to be received upon repurchase (Collateralized by $4,145,000 Resolution Funding Corporation, Discount Note, Market Value $2,137,950, due 10/15/20)		$2,094,000
	Total Repurchase Agreement
	(Cost $2,094,000)		2,094,000
	Securities Lending Collateralcc: 23.5%
65,690,685	The Bank of New York Institutional Cash Reserves Fund		65,690,685
	Total Securities Lending Collateral
	(Cost $65,690,685)		65,690,685
	Total Short-Term Investments
	(Cost $67,784,685)		67,784,685
	Total Investments in Securities
	(Cost $316,549,823)*	121.7%	$340,449,422
	Other Assets and Liabilities - Net	(21.7)	(60,757,955)
	Net Assets	100.0%	$279,691,467

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at February 28, 2007.

*	Cost for federal income tax purposes is $112,565,468.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$6,573,026
	Gross Unrealized Depreciation	(15,984,125)
	Net Unrealized Appreciation	$(9,411,099)

PORTFOLIO OF INVESTMENTS
ING MidCap Value Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Auto Parts & Equipment: 19.0%
83,740		American Axle & Manufacturing Holdings, Inc.	$2,054,142
132,210		ArvinMeritor, Inc.	2,414,155
133,700	L	Cooper Tire & Rubber Co.	1,970,738
381,310	@, L	Dana Corp.	369,871
1,010,570	@	Delphi Corp.	2,536,531
67,825	@	Goodyear Tire & Rubber Co.	1,669,852
55,050	L	Lear Corp.	2,032,446
284,915	@, L	Visteon Corp.	2,430,325
			15,478,060
		Banks: 4.6%
22,000	@@, L	First Bancorp.	262,680
93,600	@@	Popular, Inc.	1,638,936
337,900	@@	W Holding Co., Inc.	1,804,386
			3,706,002
		Chemicals: 7.5%
254,510		Chemtura Corp.	2,921,775
10,760		Georgia Gulf Corp.	206,377
147,430	@	Huntsman Corp.	3,014,944
			6,143,096
		Commercial Services: 1.9%
51,100	@, L	Career Education Corp.	1,511,538
			1,511,538
		Computers: 7.5%
181,487	@, L	BISYS Group, Inc.	2,384,739
705,400	@, L	Gateway, Inc.	1,460,178
268,550	@, L	Unisys Corp.	2,279,990
			6,124,907
		Diversified Financial Services: 1.5%
177,880	L	Friedman Billings Ramsey Group, Inc.	1,206,026
			1,206,026
		Electric: 0.0%
162,000	@, L, X	Mirant Corp. - W/I	—
			—
		Electronics: 9.9%
219,680	@, L	Kemet Corp.	1,713,504
774,810	@	Sanmina-SCI Corp.	2,874,545
1,081,072	@	Solectron Corp.	3,481,047
			8,069,096
		Food: 10.2%
170,530		Del Monte Foods Co.	1,961,095
67,731		Pilgrim’s Pride Corp.	2,075,278
23,550	L	Safeway, Inc.	814,124
13,650	@, L	Smithfield Foods, Inc.	398,717
48,173		Supervalu, Inc.	1,780,474
71,570		Tyson Foods, Inc.	1,306,153
			8,335,841
		Healthcare - Services: 4.6%
549,240	@, L	Tenet Healthcare Corp.	3,751,309
			3,751,309
		Home Furnishings: 1.5%
13,904	L	Whirlpool Corp.	1,226,472
			1,226,472
		Household Products/Wares: 2.6%
89,670	L	American Greetings Corp.	2,100,071
			2,100,071
		Insurance: 4.7%
146,830	@, L	Conseco, Inc.	2,929,259
63,070		Phoenix Cos., Inc.	900,640
			3,829,899
		Machinery - Diversified: 3.9%
109,290		Briggs & Stratton Corp.	3,195,640
			3,195,640
		Media: 6.0%
79,080	L	McClatchy Co.	2,959,174
78,140	L	New York Times Co.	1,932,402
			4,891,576

PORTFOLIO OF INVESTMENTS
ING MidCap Value Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate Investment Trusts: 1.5%
78,750	L	New Century Financial Corp.	$1,204,875
			1,204,875
		Semiconductors: 1.6%
57,729	@	Agere Systems, Inc.	1,264,842
			1,264,842
		Telecommunications: 8.9%
650,280	@, L	3Com Corp.	2,516,584
504,330	@	Cincinnati Bell, Inc.	2,304,788
266,100	@, L	Utstarcom, Inc.	2,458,764
			7,280,136
		Total Common Stock
		(Cost $ 88,731,282)	79,319,386

Principal Amount			Value
SHORT-TERM INVESTMENTS: 29.3%
	U.S. Government Agency Obligations: 2.3%
$1,866,000	Federal Home Loan Bank, 4.940%, due 03/01/07		$1,865,744

	Total U.S. Government Agency Obligations
	(Cost $1,865,744)		1,865,744

	Securities Lending Collateralcc: 27.0%
21,969,239	The Bank of New York Institutional Cash Reserves Fund		21,969,239
	Total Securities Lending Collateral
	(Cost $21,969,239)		21,969,239
	Total Short-Term Investments
	(Cost $23,834,983)		23,834,983
	Total Investments in Securities
	(Cost $112,566,265)*	126.7%	$103,154,369
	Other Assets and Liabilities - Net	(26.7)	(21,729,425)
	Net Assets	100.0%	$81,424,944

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $112,565,468.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$6,573,026
	Gross Unrealized Depreciation	(15,984,125)
	Net Unrealized Depreciation	$(9,411,099)

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.2%
		Aerospace/Defense: 5.1%
1,500		Lockheed Martin Corp.	$145,920
2,900		Raytheon Co.	155,295
			301,215
		Airlines: 2.4%
3,479	@	Continental Airlines, Inc.	137,768
			137,768
		Apparel: 5.1%
2,800	@	Coach, Inc.	132,160
3,000		Phillips-Van Heusen	164,520
			296,680
		Banks: 1.3%
2,100	@@	Banco Bradesco SA ADR	77,259
			77,259
		Commercial Services: 3.9%
4,100	@@	Accenture Ltd.	146,370
1,500		McKesson Corp.	83,640
			230,010
		Computers: 4.0%
2,400		Hewlett-Packard Co.	94,512
1,500		International Business Machines Corp.	139,515
			234,027
		Diversified Financial Services: 1.2%
3,700		Charles Schwab Corp.	68,376
			68,376
		Food: 4.9%
3,500		Campbell Soup Co.	142,905
2,600		General Mills, Inc.	146,536
			289,441
		Hand/Machine Tools: 2.6%
3,000		Snap-On, Inc.	150,300
			150,300
		Healthcare - Products: 2.1%
2,500		Mentor Corp.	120,025
			120,025
		Healthcare - Services: 5.4%
3,300		Aetna, Inc.	146,091
2,100	@	WellCare Health Plans, Inc.	172,431
			318,522
		Insurance: 14.0%
3,700	@@	Axis Capital Holdings Ltd.	125,097
2,700		Chubb Corp.	137,835
1,200		Hartford Financial Services Group, Inc.	113,472
2,200		Metlife, Inc.	138,930
2,000		Prudential Financial, Inc.	181,880
1,800		Safeco Corp.	120,096
			817,310
		Iron/Steel: 3.5%
2,943		Chaparral Steel Co.	146,650
1,000		Nucor Corp.	60,870
			207,520
		Media: 2.3%
2,100		McGraw-Hill Cos., Inc.	135,681
			135,681
		Mining: 1.1%
918	@@	Teck Cominco Ltd.	64,646
			64,646
		Oil & Gas: 4.4%
1,600		Chevron Corp.	109,776

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of February 28, 2007 (Unaudited) (continued)

Shares				Value
		Oil & Gas (continued)
2,100		ExxonMobil Corp.		$150,528
				260,304
		Oil & Gas Services: 1.1%
1,200		Tidewater, Inc.		62,364
				62,364
		Pharmaceuticals: 4.7%
3,300		AmerisourceBergen Corp.		173,810
3,400	@	King Pharmaceuticals, Inc.		63,410
800		Merck & Co., Inc.		35,328
				272,548
		Retail: 18.0%
4,850		American Eagle Outfitters		150,593
3,500	@	Dollar Tree Stores, Inc.		119,385
2,900	@	DSW, Inc.		116,145
2,600		Gap, Inc.		49,894
1,800		JC Penney Co., Inc.		145,998
2,000	@	Kohl’s Corp.		137,980
3,300		McDonald’s Corp.		144,276
2,500		Nordstrom, Inc.		132,725
1,900	@	Payless Shoesource, Inc.		58,710
				1,055,706
		Semiconductors: 2.9%
10,600	@	Teradyne, Inc.		170,872
				170,872
		Software: 2.5%
4,700	@	BMC Software, Inc.		145,042
				145,042
		Telecommunications: 4.7%
1,400	@@	China Mobile Ltd. ADR		65,002
4,200	@@	Chunghwa Telecom Co., Ltd.		81,018
4,900	@	Cisco Systems, Inc.		127,106
				273,126
		Total Common Stock
		(Cost $4,940,978)		5,688,742
EXCHANGE-TRADED FUNDS: 2.2%
		Exchange-Traded Funds: 2.2%
900	@	SPDR Trust Series 1		126,837
		Total Exchange-Traded Funds
		(Cost $129,697)		126,837

		Total Investments in Securities
		(Cost $5,070,675)*	99.4%	$5,815,579
		Other Assets and Liabilities - Net	0.6	37,893
		Net Assets	100.0%	$5,853,472

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $5,070,675.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$766,547
	Gross Unrealized Depreciation	(21,643)
	Net Unrealized Appreciation	$744,904

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 27.7%
		Advertising: 0.1%
1,150		Omnicom Group	$119,152
			119,152
		Aerospace/Defense: 0.6%
2,550		Boeing Co.	222,539
1,900		General Dynamics Corp.	145,274
400		Goodrich Corp.	19,620
550		L-3 Communications Holdings, Inc.	47,905
1,220		Lockheed Martin Corp.	118,682
1,127		Northrop Grumman Corp.	80,975
2,502		Raytheon Co.	133,982
3,260		United Technologies Corp.	213,954
			982,931
		Agriculture: 0.5%
7,100		Altria Group, Inc.	598,388
2,100		Archer-Daniels-Midland Co.	72,198
900		Reynolds American, Inc.	54,945
500		UST, Inc.	29,030
			754,561
		Apparel: 0.2%
2,300	@	Coach, Inc.	108,560
620		Jones Apparel Group, Inc.	20,410
520		Liz Claiborne, Inc.	23,400
640		Nike, Inc.	66,861
300		Polo Ralph Lauren Corp.	26,094
			245,325
		Auto Manufacturers: 0.1%
6,510		Ford Motor Co.	51,559
1,800		General Motors Corp.	57,456
1,100		Paccar, Inc.	76,439
			185,454
		Auto Parts & Equipment: 0.0%
600		Johnson Controls, Inc.	56,280
			56,280
		Banks: 2.0%
18,540		Bank of America Corp.	943,130
2,400		Bank of New York Co., Inc.	97,488
1,744		BB&T Corp.	74,085
1,359		Capital One Financial Corp.	104,752
750		Comerica, Inc.	45,293
350		Compass Bancshares, Inc.	24,154
1,700		Fifth Third Bancorp.	68,476
550		First Horizon National Corp.	23,733
900		Huntington Bancshares, Inc.	20,835
1,250		Keycorp.	47,175
350		M&T Bank Corp.	41,972
650		Marshall & Ilsley Corp.	30,895
1,350		Mellon Financial Corp.	58,631
4,590		National City Corp.	173,732
1,000		PNC Financial Services Group, Inc.	73,310
3,277		Regions Financial Corp.	117,382
850		State Street Corp.	55,684
1,200		SunTrust Banks, Inc.	101,172
1,019		Synovus Financial Corp.	32,985
5,850		US Bancorp.	208,611
6,361		Wachovia Corp.	352,209
11,300		Wells Fargo & Co.	392,110
250		Zions Bancorp.	21,345
			3,109,159
		Beverages: 0.6%
3,450		Anheuser-Busch Cos., Inc.	169,326
320		Brown-Forman Corp.	20,960
6,450		Coca-Cola Co.	301,086
300		Molson Coors Brewing Co.	25,332
1,500		Pepsi Bottling Group, Inc.	46,500
5,060		PepsiCo, Inc.	319,539
			882,743
		Biotechnology: 0.3%
4,026	@	Amgen, Inc.	258,711
1,100	@	Biogen Idec, Inc.	49,709
1,100	@	Celgene Corp.	58,630
750	@	Genzyme Corp.	46,350

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
1,100	@	Medimmune, Inc.	$35,101
			448,501
		Building Materials: 0.0%
1,350		Masco Corp.	40,298
			40,298
		Chemicals: 0.4%
300		Air Products & Chemicals, Inc.	22,446
400		Ashland, Inc.	26,232
3,600		Dow Chemical Co.	157,680
700		Ecolab, Inc.	29,610
1,800		EI DuPont de Nemours & Co.	91,350
1,300		International Flavors & Fragrances, Inc.	60,840
1,960		Monsanto Co.	103,272
610		PPG Industries, Inc.	40,413
700		Rohm & Haas Co.	37,002
1,000		Sherwin-Williams Co.	66,550
600		Sigma-Aldrich Corp.	24,600
			659,995
		Coal: 0.0%
600		Consol Energy, Inc.	21,402
870		Peabody Energy Corp.	35,148
			56,550
		Commercial Services: 0.3%
600	@	Apollo Group, Inc.	28,374
1,000	@	Convergys Corp.	25,720
730		Equifax, Inc.	28,266
920		H&R Block, Inc.	20,038
1,540		McKesson Corp.	85,870
2,400		Moody’s Corp.	155,328
550		Robert Half International, Inc.	21,489
2,507		Western Union Co.	54,327
			419,412
		Computers: 1.2%
2,900	@	Apple, Inc.	245,369
210	@	Cognizant Technology Solutions Corp.	18,942
550	@	Computer Sciences Corp.	29,112
10,150	@	Dell, Inc.	231,928
1,650		Electronic Data Systems Corp.	46,233
10,350	@	EMC Corp.	144,383
10,500		Hewlett-Packard Co.	413,490
6,050		International Business Machines Corp.	562,711
380	@	Lexmark International, Inc.	23,013
550	@	NCR Corp.	25,410
1,250	@	Network Appliance, Inc.	48,338
800	@	Sandisk Corp.	29,136
11,500	@	Sun Microsystems, Inc.	70,495
2,250	@	Unisys Corp.	19,103
			1,907,663
		Cosmetics/Personal Care: 0.6%
1,400		Avon Products, Inc.	51,324
1,650		Colgate-Palmolive Co.	111,144
900		Estee Lauder Cos., Inc.	43,092
10,652		Procter & Gamble Co.	676,295
			881,855
		Distribution/Wholesale: 0.0%
300		WW Grainger, Inc.	23,145
			23,145
		Diversified Financial Services: 2.5%
4,100		American Express Co.	233,167
1,320		Ameriprise Financial, Inc.	77,167
430		Bear Stearns Cos., Inc.	65,463
3,250		Charles Schwab Corp.	60,060
110		Chicago Mercantile Exchange Holdings, Inc.	59,304
1,150		CIT Group, Inc.	64,941
19,000		Citigroup, Inc.	957,600
2,418		Countrywide Financial Corp.	92,561
1,100	@	E*Trade Financial Corp.	25,399
3,210		Fannie Mae	182,103
650		Federated Investors, Inc.	23,251
550		Franklin Resources, Inc.	64,565
2,300		Freddie Mac	147,614
1,450		Goldman Sachs Group, Inc.	292,320
1,000		Janus Capital Group, Inc.	21,250
14,100		JP Morgan Chase & Co.	696,540
200		Legg Mason, Inc.	20,548
2,120		Lehman Brothers Holdings, Inc.	155,396
3,000		Merrill Lynch & Co., Inc.	251,040
4,400		Morgan Stanley	329,648

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
1,000		SLM Corp.	$42,620
800		T. Rowe Price Group, Inc.	37,248
			3,899,805
		Electric: 0.8%
3,070	@	AES Corp.	65,452
600	@	Allegheny Energy, Inc.	28,344
1,700		American Electric Power Co., Inc.	76,262
1,650		Centerpoint Energy, Inc.	29,436
350		Constellation Energy Group, Inc.	27,535
500		DTE Energy Co.	23,150
3,000		Duke Energy Corp.	59,070
2,934	@	Dynegy, Inc.	24,088
1,390		Edison International	65,219
800		Entergy Corp.	78,960
1,400		Exelon Corp.	92,302
1,500		FirstEnergy Corp.	93,855
700		FPL Group, Inc.	41,349
820		PG&E Corp.	38,064
500		Pinnacle West Capital Corp.	23,710
600		PPL Corp.	22,812
1,100		Progress Energy, Inc.	53,746
1,100		Public Service Enterprise Group, Inc.	82,390
3,200		Southern Co.	114,560
1,300		TECO Energy, Inc.	21,801
2,000		TXU Corp.	132,300
3,850		Xcel Energy, Inc.	90,976
			1,285,381
		Electrical Components & Equipment: 0.0%
1,400		Emerson Electric Co.	60,326
			60,326
		Electronics: 0.1%
1,150	@	Agilent Technologies, Inc.	36,478
800		Applera Corp. - Applied Biosystems Group	24,704
1,250	@	Thermo Electron Corp.	56,588
350	@	Waters Corp.	18,991
			136,761
		Entertainment: 0.0%
450		International Game Technology	18,563
			18,563
		Environmental Control: 0.1%
2,400		Waste Management, Inc.	81,720
			81,720
		Food: 0.3%
1,300		Campbell Soup Co.	53,079
500	@	Dean Foods Co.	22,520
2,750		General Mills, Inc.	154,990
600		Hershey Co.	31,728
1,100		HJ Heinz Co.	50,457
850		Kellogg Co.	42,432
1,050		Kroger Co.	26,954
600		McCormick & Co., Inc.	22,974
1,400		Safeway, Inc.	48,398
500		Whole Foods Market, Inc.	23,885
			477,417
		Forest Products & Paper: 0.1%
1,500		International Paper Co.	54,015
650		MeadWestvaco Corp.	19,793
1,400		Temple-Inland, Inc.	83,720
			157,528
		Gas: 0.1%
600		KeySpan Corp.	24,624
1,100		NiSource, Inc.	26,169
950		Sempra Energy	57,048
			107,841
		Hand/Machine Tools: 0.1%
360		Black & Decker Corp.	30,337
950		Snap-On, Inc.	47,595
1,350		Stanley Works	75,020
			152,952
		Healthcare - Products: 0.8%
2,100		Baxter International, Inc.	105,021
830		Becton Dickinson & Co.	63,072
800		Biomet, Inc.	33,864
3,800	@	Boston Scientific Corp.	61,978
300		CR Bard, Inc.	23,940
9,650		Johnson & Johnson	608,433
3,800		Medtronic, Inc.	191,368
600	@	St. Jude Medical, Inc.	23,790

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
700		Stryker Corp.	$43,414
800	@	Zimmer Holdings, Inc.	67,464
			1,222,344
		Healthcare - Services: 0.5%
2,280		Aetna, Inc.	100,936
835	@	Coventry Health Care, Inc.	45,441
850	@	Humana, Inc.	50,864
550	@	Laboratory Corp. of America Holdings	43,863
500		Quest Diagnostics	25,510
5,100		UnitedHealth Group, Inc.	266,220
2,470	@	WellPoint, Inc.	196,093
			728,927
		Home Builders: 0.0%
800		D.R. Horton, Inc.	20,296
			20,296
		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	29,748
200		Whirlpool Corp.	17,642
			47,390
		Household Products/Wares: 0.1%
300		Avery Dennison Corp.	19,938
1,550		Kimberly-Clark Corp.	105,571
			125,509
		Housewares: 0.0%
900		Newell Rubbermaid, Inc.	27,558
			27,558
		Insurance: 1.6%
1,460	@@	ACE Ltd.	81,994
1,600		Aflac, Inc.	75,520
2,760		Allstate Corp.	165,766
500		AMBAC Financial Group, Inc.	43,820
8,750		American International Group, Inc.	587,125
1,100		AON Corp.	41,415
2,600		Chubb Corp.	132,730
420		Cigna Corp.	59,850
805		Cincinnati Financial Corp.	34,792
2,500		Genworth Financial, Inc.	88,425
1,200		Hartford Financial Services Group, Inc.	113,472
944		Lincoln National Corp.	64,334
3,420		Loews Corp.	148,565
1,300		Marsh & McLennan Cos., Inc.	38,246
350		MBIA, Inc.	23,265
3,310		Metlife, Inc.	209,027
390		MGIC Investment Corp.	23,537
850		Principal Financial Group	51,757
3,700		Progressive Corp.	84,841
2,160		Prudential Financial, Inc.	196,430
690		Safeco Corp.	46,037
350		Torchmark Corp.	22,372
2,390		Travelers Cos, Inc.	121,316
850		UnumProvident Corp.	18,199
300	@@	XL Capital Ltd.	21,300
			2,494,135
		Internet: 0.4%
1,000	@	Amazon.com, Inc.	39,140
3,500	@	eBay, Inc.	112,210
700	@	Google, Inc.	314,615
700	@	IAC/InterActiveCorp.	27,440
3,254	@	Symantec Corp.	55,643
1,100	@	VeriSign, Inc.	27,830
3,400	@	Yahoo!, Inc.	104,924
			681,802
		Iron/Steel: 0.1%
300		Allegheny Technologies, Inc.	30,735
1,600		Nucor Corp.	97,392
620		United States Steel Corp.	54,944
			183,071
		Leisure Time: 0.1%
1,400		Carnival Corp.	64,988
950		Harley-Davidson, Inc.	62,605
450		Sabre Holdings Corp.	14,549
			142,142
		Lodging: 0.1%
600		Harrah’s Entertainment, Inc.	50,694
560		Marriott International, Inc.	26,830
300		Starwood Hotels & Resorts Worldwide, Inc.	19,740
610	@	Wyndham Worldwide Corp.	21,472
			118,736

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 0.1%
2,200		Caterpillar, Inc.	$141,724
400	@	Terex Corp.	26,336
			168,060
		Machinery - Diversified: 0.1%
400		Cummins, Inc.	53,872
700		Deere & Co.	75,894
550		Rockwell Automation, Inc.	34,150
			163,916
		Media: 0.9%
3,500		CBS Corp. - Class B	106,225
1,700		Clear Channel Communications, Inc.	61,506
9,000	@	Comcast Corp.	231,480
2,400	@	DIRECTV Group, Inc.	54,144
500		EW Scripps Co.	22,675
800		Gannett Co., Inc.	49,008
2,210		McGraw-Hill Cos., Inc.	142,788
9,300		News Corp., Inc. - Class A	209,529
8,100		Time Warner, Inc.	164,835
600		Tribune Co.	18,018
900	@	Univision Communications, Inc.	32,400
1,400	@	Viacom, Inc. - Class B	54,656
8,550		Walt Disney Co.	292,923
			1,440,187
		Mining: 0.2%
1,400		Alcoa, Inc.	46,774
730		Freeport-McMoRan Copper & Gold, Inc.	41,909
1,100		Newmont Mining Corp.	49,577
710		Phelps Dodge Corp.	88,686
			226,946
		Miscellaneous Manufacturing: 1.4%
1,400		3M Co.	103,712
1,100		Cooper Industries Ltd.	100,914
750		Danaher Corp.	53,730
600		Dover Corp.	28,674
2,100		Eastman Kodak Co.	50,148
1,850		Eaton Corp.	149,869
33,300		General Electric Co.	1,162,836
3,550		Honeywell International, Inc.	164,862
400		Illinois Tool Works, Inc.	20,680
1,100	@@	Ingersoll-Rand Co.	47,641
560		ITT Corp.	33,163
700		Parker Hannifin Corp.	57,673
430		Textron, Inc.	39,685
6,600	@, @@	Tyco International Ltd.	203,478
			2,217,065
		Office/Business Equipment: 0.1%
5,650	@	Xerox Corp.	97,576
			97,576
		Oil & Gas: 2.3%
1,600		Anadarko Petroleum Corp.	64,368
9,115		Chevron Corp.	625,380
4,709		ConocoPhillips	308,063
1,400		Devon Energy Corp.	91,994
500		ENSCO International, Inc.	25,055
800		EOG Resources, Inc.	54,192
21,700		ExxonMobil Corp.	1,555,456
2,150		Marathon Oil Corp.	195,091
1,000	@, @@	Nabors Industries Ltd.	29,960
400		Noble Corp.	28,088
4,860		Occidental Petroleum Corp.	224,435
600		Sunoco, Inc.	38,712
1,000	@	Transocean, Inc.	76,680
2,600		Valero Energy Corp.	149,890
1,000		XTO Energy, Inc.	51,660
			3,519,024
		Oil & Gas Services: 0.3%
300		Baker Hughes, Inc.	19,533
800		BJ Services Co.	21,432
5,300		Halliburton Co.	163,664
1,000	@	National Oilwell Varco, Inc.	69,640
3,600		Schlumberger Ltd.	226,080
			500,349
		Packaging & Containers: 0.1%
790		Ball Corp.	36,577
600		Bemis Co.	19,878
2,300	@	Pactiv Corp.	74,060
600		Sealed Air Corp.	38,664
			169,179

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 1.6%
5,100		Abbott Laboratories	$278,562
1,600		AmerisourceBergen Corp.	84,272
400	@	Barr Pharmaceuticals, Inc.	21,200
5,200		Bristol-Myers Squibb Co.	137,228
1,310		Cardinal Health, Inc.	91,818
1,450		Caremark Rx, Inc.	89,306
2,100		Eli Lilly & Co.	110,544
310	@	Express Scripts, Inc.	23,377
1,450	@	Forest Laboratories, Inc.	75,052
1,650	@	Gilead Sciences, Inc.	118,074
1,850	@	King Pharmaceuticals, Inc.	34,503
400	@	Medco Health Solutions, Inc.	27,044
8,000		Merck & Co., Inc.	353,280
1,500		Mylan Laboratories	31,755
24,630		Pfizer, Inc.	614,765
6,600		Schering-Plough Corp.	154,968
750	@	Watson Pharmaceuticals, Inc.	19,770
4,450		Wyeth	217,694
			2,483,212
		Pipelines: 0.1%
2,200		El Paso Corp.	31,636
400		Kinder Morgan, Inc.	42,304
300		Questar Corp.	25,242
1,500		Spectra Energy Corp.	38,595
1,700		Williams Cos., Inc.	45,849
			183,626
		Real Estate: 0.0%
702	@	Realogy Corp.	20,765
			20,765
		Real Estate Investment Trusts: 0.2%
350		Apartment Investment & Management Co.	20,601
400		Boston Properties, Inc.	48,040
900		Prologis	59,517
200		Public Storage, Inc.	20,254
400		Simon Property Group, Inc.	45,096
200		Vornado Realty Trust	25,440
			218,948
		Retail: 1.6%
400	@	Autozone, Inc.	50,116
1,255		Best Buy Co., Inc.	58,320
1,500	@	Big Lots, Inc.	37,545
1,850		Circuit City Stores, Inc.	35,206
1,550		Costco Wholesale Corp.	86,630
1,000		CVS Corp.	31,410
650		Darden Restaurants, Inc.	26,624
1,950		Family Dollar Stores, Inc.	56,492
3,084		Federated Department Stores, Inc.	137,731
2,350		Gap, Inc.	45,097
4,800		Home Depot, Inc.	190,080
700		JC Penney Co., Inc.	56,777
1,800	@	Kohl’s Corp.	124,182
4,860		Lowe’s Cos., Inc.	158,242
4,150		McDonald’s Corp.	181,438
1,700		Nordstrom, Inc.	90,253
1,560	@	Office Depot, Inc.	52,042
400		OfficeMax, Inc.	20,760
290	@	Sears Holding Corp.	52,273
2,325		Staples, Inc.	60,497
2,400	@	Starbucks Corp.	74,160
2,750		Target Corp.	169,208
1,900		TJX Cos., Inc.	52,250
3,440		Walgreen Co.	153,802
8,200		Wal-Mart Stores, Inc.	396,060
650		Wendy’s International, Inc.	20,859
850		Yum! Brands, Inc.	49,249
			2,467,303
		Savings & Loans: 0.1%
3,153		Washington Mutual, Inc.	135,831
			135,831
		Semiconductors: 0.6%
1,700	@	Advanced Micro Devices, Inc.	25,602
1,500	@	Altera Corp.	31,665
1,400		Analog Devices, Inc.	50,750
5,050		Applied Materials, Inc.	93,779
800	@	Broadcom Corp.	27,272
17,310		Intel Corp.	343,604

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
700		KLA-Tencor Corp.	$36,218
2,700	@	LSI Logic Corp.	27,378
950		Maxim Integrated Products	31,113
3,400	@	Micron Technology, Inc.	40,324
950		National Semiconductor Corp.	24,339
950	@	Novellus Systems, Inc.	30,590
1,100	@	Nvidia Corp.	34,100
2,500	@	Teradyne, Inc.	40,300
3,000		Texas Instruments, Inc.	92,880
1,100		Xilinx, Inc.	28,182
			958,096
		Software: 1.0%
2,100	@	Adobe Systems, Inc.	82,425
1,030	@	Autodesk, Inc.	42,385
2,000		Automatic Data Processing, Inc.	99,580
2,020	@	BMC Software, Inc.	62,337
1,600		CA, Inc.	41,680
2,950	@	Compuware Corp.	26,993
920	@	Electronic Arts, Inc.	46,386
500		Fidelity National Information Services, Inc.	22,975
3,007		First Data Corp.	76,769
650	@	Fiserv, Inc.	34,424
650		IMS Health, Inc.	18,772
1,200	@	Intuit, Inc.	35,412
26,850		Microsoft Corp.	756,365
11,650	@	Oracle Corp.	191,410
1,250		Paychex, Inc.	50,788
			1,588,701
		Telecommunications: 1.8%
1,300		Alltel Corp.	78,767
21,272		AT&T, Inc.	782,810
1,750	@	Avaya, Inc.	21,490
1,400		CenturyTel, Inc.	62,650
22,350	@	Cisco Systems, Inc.	579,759
1,500		Citizens Communications Co.	22,605
5,500	@	Corning, Inc.	113,465
501		Embarq Corp.	27,730
1,800	@	Juniper Networks, Inc.	34,038
9,290		Motorola, Inc.	172,051
5,900		Qualcomm, Inc.	237,652
5,100	@	Qwest Communications International, Inc.	45,288
9,024		Sprint Nextel Corp.	173,983
9,950		Verizon Communications, Inc.	372,429
			2,724,717
		Toys/Games/Hobbies: 0.1%
1,400		Hasbro, Inc.	39,606
1,200		Mattel, Inc.	31,212
			70,818
		Transportation: 0.4%
600		Burlington Northern Santa Fe Corp.	47,514
1,300		CSX Corp.	48,971
1,450		FedEx Corp.	165,561
1,400		Norfolk Southern Corp.	66,360
900		Union Pacific Corp.	88,767
2,700		United Parcel Service, Inc.	189,513
			606,686
		Total Common Stock
		(Cost $32,243,433)	42,904,233

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 64.5%
		Federal National Mortgage Corporation: 64.5%
$101,200,000		5.360%, due 06/05/07	$99,804,928
		Total U.S. Government Agency Obligations
		(Cost $99,952,941)	99,804,928
U.S. TREASURY OBLIGATIONS: 7.1%
		U.S. Treasury STRIP: 7.1%
11,015,000	^^	5.130%, due 05/15/07	10,900,951
		Total U.S. Treasury Obligations
		(Cost $10,900,409)	10,900,951
		Total Long-Term Investments
		(Cost $143,096,783)	153,610,112

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreement: 1.0%
$1,497,000	Morgan Stanley Repurchase Agreement dated 02/28/07, 5.300%, due 03/01/07, $1,497,220 to be received upon repurchase (Collateralized by $4,620,000 Resolution Funding Corporation, Discount Note, Market Value $1,527,233, due 04/15/30)		$1,497,000
	Total Short-Term Investments
	(Cost $1,497,000)		1,497,000
	Total Investments in Securities
	(Cost $144,593,783)*	100.3%	$155,107,112
	Other Assets and Liabilities - Net	(0.3)	(432,695)
	Net Assets	100.0%	$154,674,417

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $146,148,347.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 9,334,868
	Gross Unrealized Depreciation	(376,103)
	Net Unrealized Appreciation	$ 8,958,765

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 48.3%
		Advertising: 0.1%
4,050		Omnicom Group	$419,621
			419,621
		Aerospace/Defense: 1.1%
9,200		Boeing Co.	802,884
6,800		General Dynamics Corp.	519,928
1,400		Goodrich Corp.	68,670
2,000		L-3 Communications Holdings, Inc.	174,200
4,200		Lockheed Martin Corp.	408,576
4,053		Northrop Grumman Corp.	291,208
9,052		Raytheon Co.	484,735
11,720		United Technologies Corp.	769,184
			3,519,385
		Agriculture: 0.8%
25,100		Altria Group, Inc.	2,115,428
7,350		Archer-Daniels-Midland Co.	252,693
3,340		Reynolds American, Inc.	203,907
1,800		UST, Inc.	104,508
			2,676,536
		Apparel: 0.3%
8,000	@	Coach, Inc.	377,600
2,270		Jones Apparel Group, Inc.	74,728
1,680		Liz Claiborne, Inc.	75,600
2,130		Nike, Inc.	222,521
900		Polo Ralph Lauren Corp.	78,282
			828,731
		Auto Manufacturers: 0.2%
23,220		Ford Motor Co.	183,902
6,400		General Motors Corp.	204,288
4,000		Paccar, Inc.	277,960
			666,150
		Auto Parts & Equipment: 0.1%
2,200		Johnson Controls, Inc.	206,360
			206,360
		Banks: 3.5%
65,892		Bank of America Corp.	3,351,926
8,550		Bank of New York Co., Inc.	347,301
6,198		BB&T Corp.	263,291
5,032		Capital One Financial Corp.	387,867
2,550		Comerica, Inc.	153,995
1,400		Compass Bancshares, Inc.	96,614
6,250		Fifth Third Bancorp.	251,750
1,750		First Horizon National Corp.	75,513
3,300		Huntington Bancshares, Inc.	76,395
4,500		Keycorp.	169,830
1,100		M&T Bank Corp.	131,912
2,450		Marshall & Ilsley Corp.	116,449
4,850		Mellon Financial Corp.	210,636
16,390		National City Corp.	620,362
3,550		PNC Financial Services Group, Inc.	260,251
11,788		Regions Financial Corp.	422,246
3,150		State Street Corp.	206,357
4,400		SunTrust Banks, Inc.	370,964
3,684		Synovus Financial Corp.	119,251
20,700		US Bancorp.	738,162
22,642		Wachovia Corp.	1,253,688
40,300		Wells Fargo & Co.	1,398,410
950		Zions Bancorp.	81,111
			11,104,281
		Beverages: 1.0%
12,100		Anheuser-Busch Cos., Inc.	593,868
1,210		Brown-Forman Corp.	79,255
22,900		Coca-Cola Co.	1,068,972
1,000		Molson Coors Brewing Co.	84,440
5,450		Pepsi Bottling Group, Inc.	168,950
18,110		PepsiCo, Inc.	1,143,647
			3,139,132
		Biotechnology: 0.5%
14,150	@	Amgen, Inc.	909,279
3,800	@	Biogen Idec, Inc.	171,722
3,850	@	Celgene Corp.	205,205
2,800	@	Genzyme Corp.	173,040

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
3,900	@	Medimmune, Inc.	$124,449
			1,583,695
		Building Materials: 0.0%
4,800		Masco Corp.	143,280
			143,280
		Chemicals: 0.7%
1,050		Air Products & Chemicals, Inc.	78,561
1,600		Ashland, Inc.	104,928
12,650		Dow Chemical Co.	554,070
2,400		Ecolab, Inc.	101,520
6,300		EI DuPont de Nemours & Co.	319,725
4,700		International Flavors & Fragrances, Inc.	219,960
7,100		Monsanto Co.	374,099
2,100		PPG Industries, Inc.	139,125
2,400		Rohm & Haas Co.	126,864
3,650		Sherwin-Williams Co.	242,908
1,600		Sigma-Aldrich Corp.	65,600
			2,327,360
		Coal: 0.1%
2,300		Consol Energy, Inc.	82,041
3,210		Peabody Energy Corp.	129,684
			211,725
		Commercial Services: 0.5%
2,200	@	Apollo Group, Inc.	104,038
3,600	@	Convergys Corp.	92,592
2,460		Equifax, Inc.	95,251
3,310		H&R Block, Inc.	72,092
5,760		McKesson Corp.	321,178
8,500		Moody’s Corp.	550,120
2,000		Robert Half International, Inc.	78,140
8,428		Western Union Co.	182,635
			1,496,046
		Computers: 2.2%
10,300	@	Apple, Inc.	871,483
810	@	Cognizant Technology Solutions Corp.	73,062
2,050	@	Computer Sciences Corp.	108,507
36,140	@	Dell, Inc.	825,799
5,750		Electronic Data Systems Corp.	161,115
36,900	@	EMC Corp.	514,755
37,250		Hewlett-Packard Co.	1,466,905
21,700		International Business Machines Corp.	2,018,317
1,450	@	Lexmark International, Inc.	87,812
2,000	@	NCR Corp.	92,400
4,350	@	Network Appliance, Inc.	168,215
2,900	@	Sandisk Corp.	105,618
41,100	@	Sun Microsystems, Inc.	251,943
8,000	@	Unisys Corp.	67,920
			6,813,851
		Cosmetics/Personal Care: 1.0%
5,000		Avon Products, Inc.	183,300
5,750		Colgate-Palmolive Co.	387,320
3,100		Estee Lauder Cos., Inc.	148,428
38,055		Procter & Gamble Co.	2,416,112
			3,135,160
		Distribution/Wholesale: 0.0%
900		WW Grainger, Inc.	69,435
			69,435
		Diversified Financial Services: 4.4%
14,550		American Express Co.	827,459
4,690		Ameriprise Financial, Inc.	274,177
1,400		Bear Stearns Cos., Inc.	213,136
11,650		Charles Schwab Corp.	215,292
320		Chicago Mercantile Exchange Holdings, Inc.	172,522
4,200		CIT Group, Inc.	237,174
67,600		Citigroup, Inc.	3,407,040
8,508		Countrywide Financial Corp.	325,686
4,000	@	E*Trade Financial Corp.	92,360
11,550		Fannie Mae	655,232
2,250		Federated Investors, Inc.	80,483
2,000		Franklin Resources, Inc.	234,780
8,300		Freddie Mac	532,694
5,150		Goldman Sachs Group, Inc.	1,038,240
3,700		Janus Capital Group, Inc.	78,625
50,200		JP Morgan Chase & Co.	2,479,880
800		Legg Mason, Inc.	82,192
7,600		Lehman Brothers Holdings, Inc.	557,080
10,700		Merrill Lynch & Co., Inc.	895,376
15,650		Morgan Stanley	1,172,498

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
3,550		SLM Corp.	$151,301
2,900		T. Rowe Price Group, Inc.	135,024
			13,858,251
		Electric: 1.4%
11,000	@	AES Corp.	234,520
2,000	@	Allegheny Energy, Inc.	94,480
6,050		American Electric Power Co., Inc.	271,403
5,900		Centerpoint Energy, Inc.	105,256
1,050		Constellation Energy Group, Inc.	82,604
1,700		DTE Energy Co.	78,710
10,500		Duke Energy Corp.	206,745
10,400	@	Dynegy, Inc.	85,384
4,810		Edison International	225,685
3,000		Entergy Corp.	296,100
5,000		Exelon Corp.	329,650
5,400		FirstEnergy Corp.	337,878
2,500		FPL Group, Inc.	147,675
2,870		PG&E Corp.	133,225
1,600		Pinnacle West Capital Corp.	75,872
2,100		PPL Corp.	79,842
3,900		Progress Energy, Inc.	190,554
4,000		Public Service Enterprise Group, Inc.	299,600
11,300		Southern Co.	404,540
4,600		TECO Energy, Inc.	77,142
7,040		TXU Corp.	465,696
13,600		Xcel Energy, Inc.	321,368
			4,543,929
		Electrical Components & Equipment: 0.1%
5,100		Emerson Electric Co.	219,759
			219,759
		Electronics: 0.2%
4,200	@	Agilent Technologies, Inc.	133,224
2,900		Applera Corp. - Applied Biosystems Group	89,552
4,500	@	Thermo Electron Corp.	203,715
1,150	@	Waters Corp.	62,399
			488,890
		Entertainment: 0.0%
1,600		International Game Technology	66,000
			66,000
		Environmental Control: 0.1%
8,700		Waste Management, Inc.	296,235
			296,235
		Food: 0.5%
4,700		Campbell Soup Co.	191,901
1,500	@	Dean Foods Co.	67,560
9,750		General Mills, Inc.	549,510
2,100		Hershey Co.	111,048
3,850		HJ Heinz Co.	176,600
3,150		Kellogg Co.	157,248
3,800		Kroger Co.	97,546
2,000		McCormick & Co., Inc.	76,580
4,900		Safeway, Inc.	169,393
1,700		Whole Foods Market, Inc.	81,209
			1,678,595
		Forest Products & Paper: 0.2%
5,500		International Paper Co.	198,055
2,300		MeadWestvaco Corp.	70,035
5,000		Temple-Inland, Inc.	299,000
			567,090
		Gas: 0.1%
2,100		KeySpan Corp.	86,184
3,900		NiSource, Inc.	92,781
3,200		Sempra Energy	192,160
			371,125
		Hand/Machine Tools: 0.2%
1,220		Black & Decker Corp.	102,809
3,500		Snap-On, Inc.	175,350
4,800		Stanley Works	266,736
			544,895
		Healthcare - Products: 1.4%
7,550		Baxter International, Inc.	377,576
3,080		Becton Dickinson & Co.	234,049
3,000		Biomet, Inc.	126,990
13,700	@	Boston Scientific Corp.	223,447
1,100		CR Bard, Inc.	87,780
34,350		Johnson & Johnson	2,165,768
13,400		Medtronic, Inc.	674,824
2,000	@	St. Jude Medical, Inc.	79,300

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
2,400		Stryker Corp.	$148,848
2,800	@	Zimmer Holdings, Inc.	236,124
			4,354,706
		Healthcare - Services: 0.8%
8,020		Aetna, Inc.	355,045
3,080	@	Coventry Health Care, Inc.	167,614
3,100	@	Humana, Inc.	185,504
1,950	@	Laboratory Corp. of America Holdings	155,513
1,800		Quest Diagnostics	91,836
18,200		UnitedHealth Group, Inc.	950,040
8,630	@	WellPoint, Inc.	685,136
			2,590,688
		Home Builders: 0.0%
2,800		D.R. Horton, Inc.	71,036
			71,036
		Home Furnishings: 0.0%
900		Harman International Industries, Inc.	89,244
900		Whirlpool Corp.	79,389
			168,633
		Household Products/Wares: 0.1%
1,100		Avery Dennison Corp.	73,106
5,400		Kimberly-Clark Corp.	367,794
			440,900
		Housewares: 0.0%
3,400		Newell Rubbermaid, Inc.	104,108
			104,108
		Insurance: 2.8%
5,150	@@	ACE Ltd.	289,224
5,800		Aflac, Inc.	273,760
9,650		Allstate Corp.	579,579
1,700		AMBAC Financial Group, Inc.	148,988
31,150		American International Group, Inc.	2,090,165
3,850		AON Corp.	144,953
9,260		Chubb Corp.	472,723
1,380		Cigna Corp.	196,650
2,841		Cincinnati Financial Corp.	122,788
9,000		Genworth Financial, Inc.	318,330
4,200		Hartford Financial Services Group, Inc.	397,152
3,296		Lincoln National Corp.	224,622
12,040		Loews Corp.	523,018
4,500		Marsh & McLennan Cos., Inc.	132,390
900		MBIA, Inc.	59,823
11,830		Metlife, Inc.	747,065
1,120		MGIC Investment Corp.	67,592
3,200		Principal Financial Group	194,848
13,300		Progressive Corp.	304,969
7,740		Prudential Financial, Inc.	703,876
2,320		Safeco Corp.	154,790
1,400		Torchmark Corp.	89,488
8,530		Travelers Cos, Inc.	432,983
3,000		UnumProvident Corp.	64,230
1,100	@@	XL Capital Ltd.	78,100
			8,812,106
		Internet: 0.8%
3,400	@	Amazon.com, Inc.	133,076
12,350	@	eBay, Inc.	395,941
2,500	@	Google, Inc.	1,123,625
2,500	@	IAC/InterActiveCorp.	98,000
11,550	@	Symantec Corp.	197,505
3,800	@	VeriSign, Inc.	96,140
11,900	@	Yahoo!, Inc.	367,234
			2,411,521
		Iron/Steel: 0.2%
1,000		Allegheny Technologies, Inc.	102,450
5,800		Nucor Corp.	353,046
2,050		United States Steel Corp.	181,671
			637,167
		Leisure Time: 0.2%
5,150		Carnival Corp.	239,063
3,400		Harley-Davidson, Inc.	224,060
1,600		Sabre Holdings Corp.	51,728
			514,851
		Lodging: 0.1%
2,300		Harrah’s Entertainment, Inc.	194,327
2,160		Marriott International, Inc.	103,486
1,200		Starwood Hotels & Resorts Worldwide, Inc.	78,960
2,380	@	Wyndham Worldwide Corp.	83,776
			460,549

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 0.2%
7,700		Caterpillar, Inc.	$496,034
1,500	@	Terex Corp.	98,760
			594,794
		Machinery - Diversified: 0.2%
1,600		Cummins, Inc.	215,488
2,400		Deere & Co.	260,208
1,900		Rockwell Automation, Inc.	117,971
			593,667
		Media: 1.6%
12,600		CBS Corp. - Class B	382,410
6,000		Clear Channel Communications, Inc.	217,080
31,800	@	Comcast Corp.	817,896
8,400	@	DIRECTV Group, Inc.	189,504
1,600		EW Scripps Co.	72,560
2,800		Gannett Co., Inc.	171,528
7,770		McGraw-Hill Cos., Inc.	502,020
33,050		News Corp., Inc. - Class A	744,617
28,900		Time Warner, Inc.	588,115
2,300		Tribune Co.	69,069
3,100	@	Univision Communications, Inc.	111,600
5,100	@	Viacom, Inc. - Class B	199,104
30,250		Walt Disney Co.	1,036,365
			5,101,868
		Mining: 0.3%
5,000		Alcoa, Inc.	167,050
2,600		Freeport-McMoRan Copper & Gold, Inc.	149,266
4,000		Newmont Mining Corp.	180,280
2,450		Phelps Dodge Corp.	306,030
			802,626
		Miscellaneous Manufacturing: 2.5%
5,000		3M Co.	370,400
3,800		Cooper Industries Ltd.	348,612
2,600		Danaher Corp.	186,264
2,250		Dover Corp.	107,528
7,400		Eastman Kodak Co.	176,712
6,600		Eaton Corp.	534,666
118,450		General Electric Co.	4,136,253
12,600		Honeywell International, Inc.	585,144
1,500		Illinois Tool Works, Inc.	77,550
4,100	@@	Ingersoll-Rand Co.	177,571
2,000		ITT Corp.	118,440
2,350		Parker Hannifin Corp.	193,617
1,530		Textron, Inc.	141,204
23,600	@, @@	Tyco International Ltd.	727,588
			7,881,549
		Office/Business Equipment: 0.1%
20,100	@	Xerox Corp.	347,127
			347,127
		Oil & Gas: 4.0%
5,600		Anadarko Petroleum Corp.	225,288
32,603		Chevron Corp.	2,236,892
16,901		ConocoPhillips	1,105,663
4,900		Devon Energy Corp.	321,979
1,900		ENSCO International, Inc.	95,209
2,900		EOG Resources, Inc.	196,446
77,150		ExxonMobil Corp.	5,530,112
7,800		Marathon Oil Corp.	707,772
3,400	@, @@	Nabors Industries Ltd.	101,864
1,500		Noble Corp.	105,330
17,280		Occidental Petroleum Corp.	797,990
2,300		Sunoco, Inc.	148,396
3,500	@	Transocean, Inc.	268,380
9,400		Valero Energy Corp.	541,910
3,600		XTO Energy, Inc.	185,976
			12,569,207
		Oil & Gas Services: 0.6%
1,200		Baker Hughes, Inc.	78,132
2,900		BJ Services Co.	77,691
18,750		Halliburton Co.	579,000
3,500	@	National Oilwell Varco, Inc.	243,740
12,700		Schlumberger Ltd.	797,560
			1,776,123
		Packaging & Containers: 0.2%
2,800		Ball Corp.	129,640
2,300		Bemis Co.	76,199
8,100	@	Pactiv Corp.	260,820
2,300		Sealed Air Corp.	148,212
			614,871

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 2.8%
18,100		Abbott Laboratories	$988,622
5,860		AmerisourceBergen Corp.	308,646
1,500	@	Barr Pharmaceuticals, Inc.	79,500
18,400		Bristol-Myers Squibb Co.	485,576
4,660		Cardinal Health, Inc.	326,619
5,150		Caremark Rx, Inc.	317,189
7,400		Eli Lilly & Co.	389,536
1,010	@	Express Scripts, Inc.	76,164
5,050	@	Forest Laboratories, Inc.	261,388
5,800	@	Gilead Sciences, Inc.	415,048
6,500	@	King Pharmaceuticals, Inc.	121,225
1,300	@	Medco Health Solutions, Inc.	87,893
28,550		Merck & Co., Inc.	1,260,768
5,200		Mylan Laboratories	110,084
87,570		Pfizer, Inc.	2,185,747
23,400		Schering-Plough Corp.	549,432
2,700	@	Watson Pharmaceuticals, Inc.	71,172
15,650		Wyeth	765,598
			8,800,207
		Pipelines: 0.2%
7,800		El Paso Corp.	112,164
1,300		Kinder Morgan, Inc.	137,488
1,000		Questar Corp.	84,140
5,500		Spectra Energy Corp.	141,515
6,200		Williams Cos., Inc.	167,214
			642,521
		Real Estate: 0.0%
2,609	@	Realogy Corp.	77,174
			77,174
		Real Estate Investment Trusts: 0.2%
1,050		Apartment Investment & Management Co.	61,803
1,400		Boston Properties, Inc.	168,140
3,200		Prologis	211,616
700		Public Storage, Inc.	70,889
1,500		Simon Property Group, Inc.	169,110
600		Vornado Realty Trust	76,320
			757,878
		Retail: 2.8%
1,300	@	Autozone, Inc.	162,877
4,550		Best Buy Co., Inc.	211,439
5,400	@	Big Lots, Inc.	135,162
6,750		Circuit City Stores, Inc.	128,453
5,450		Costco Wholesale Corp.	304,601
3,400		CVS Corp.	106,794
2,450		Darden Restaurants, Inc.	100,352
6,850		Family Dollar Stores, Inc.	198,445
10,934		Federated Department Stores, Inc.	488,312
8,220		Gap, Inc.	157,742
17,190		Home Depot, Inc.	680,724
2,550		JC Penney Co., Inc.	206,831
6,300	@	Kohl’s Corp.	434,637
17,380		Lowe’s Cos., Inc.	565,893
14,600		McDonald’s Corp.	638,312
6,200		Nordstrom, Inc.	329,158
5,550	@	Office Depot, Inc.	185,148
1,400		OfficeMax, Inc.	72,660
990	@	Sears Holding Corp.	178,448
8,435		Staples, Inc.	219,479
8,500	@	Starbucks Corp.	262,650
9,850		Target Corp.	606,071
6,800		TJX Cos., Inc.	187,000
12,100		Walgreen Co.	540,991
29,000		Wal-Mart Stores, Inc.	1,400,700
2,250		Wendy’s International, Inc.	72,203
3,050		Yum! Brands, Inc.	176,717
			8,751,799
		Savings & Loans: 0.1%
11,156		Washington Mutual, Inc.	480,600
			480,600
		Semiconductors: 1.1%
5,900	@	Advanced Micro Devices, Inc.	88,854
5,500	@	Altera Corp.	116,105
5,100		Analog Devices, Inc.	184,875
17,900		Applied Materials, Inc.	332,403
2,800	@	Broadcom Corp.	95,452
61,700		Intel Corp.	1,224,745

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
2,500		KLA-Tencor Corp.	$129,350
9,800	@	LSI Logic Corp.	99,372
3,500		Maxim Integrated Products	114,625
12,000	@	Micron Technology, Inc.	142,320
3,450		National Semiconductor Corp.	88,389
3,500	@	Novellus Systems, Inc.	112,700
3,900	@	Nvidia Corp.	120,900
8,700	@	Teradyne, Inc.	140,244
10,500		Texas Instruments, Inc.	325,080
3,800		Xilinx, Inc.	97,356
			3,412,770
		Software: 1.8%
7,320	@	Adobe Systems, Inc.	287,310
3,500	@	Autodesk, Inc.	144,025
7,050		Automatic Data Processing, Inc.	351,020
7,060	@	BMC Software, Inc.	217,872
5,800		CA, Inc.	151,090
10,300	@	Compuware Corp.	94,245
3,300	@	Electronic Arts, Inc.	166,386
1,900		Fidelity National Information Services, Inc.	87,305
10,628		First Data Corp.	271,333
2,350	@	Fiserv, Inc.	124,456
2,250		IMS Health, Inc.	64,980
4,300	@	Intuit, Inc.	126,893
95,450		Microsoft Corp.	2,688,827
41,560	@	Oracle Corp.	682,831
4,300		Paychex, Inc.	174,709
			5,633,282
		Telecommunications: 3.1%
4,600		Alltel Corp.	278,714
75,876		AT&T, Inc.	2,792,237
6,350	@	Avaya, Inc.	77,978
4,850		CenturyTel, Inc.	217,038
79,600	@	Cisco Systems, Inc.	2,064,824
5,300		Citizens Communications Co.	79,871
19,700	@	Corning, Inc.	406,411
1,621		Embarq Corp.	89,722
6,600	@	Juniper Networks, Inc.	124,806
33,140		Motorola, Inc.	613,753
20,850		Qualcomm, Inc.	839,838
18,200	@	Qwest Communications International, Inc.	161,616
32,120		Sprint Nextel Corp.	619,274
35,350		Verizon Communications, Inc.	1,323,151
			9,689,233
		Toys/Games/Hobbies: 0.1%
5,000		Hasbro, Inc.	141,450
4,450		Mattel, Inc.	115,745
			257,195
		Transportation: 0.7%
2,150		Burlington Northern Santa Fe Corp.	170,259
4,840		CSX Corp.	182,323
5,100		FedEx Corp.	582,318
4,850		Norfolk Southern Corp.	229,890
3,150		Union Pacific Corp.	310,685
9,500		United Parcel Service, Inc.	666,805
			2,142,280
		Total Common Stock
		(Cost $ 108,841,133 )	152,468,553

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 3.2%
		U.S. Treasury STRIP: 3.2%
$10,372,000	^^	5.080%, due 08/15/07	$10,138,298
		Total U.S. Treasury Obligations
		(Cost $ 10,141,481 )	10,138,298
OTHER BONDS: 48.3%
		Sovereign: 48.3%
157,000,000		Federal Home Loan Bank, 5.330%, due 10/05/07	152,182,298
		Total Other Bonds
		(Cost $ 154,065,487 )	152,182,298
		Total Long-Term Investments
		(Cost $273,048,101)	314,789,149

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreement: 0.6%
$1,926,000	Morgan Stanley Repurchase Agreement dated 02/28/07, 5.300%, due 03/01/07, $1,926,284 to be received upon repurchase (Collateralized by $5,945,000 Resolution Funding Corporation, Discount Note, Market Value $1,965,239, due 04/15/30)		$1,926,000
	Total Short-Term Investments
	(Cost $1,926,000)		1,926,000
	Total Investments in Securities
	(Cost $274,974,101)*	100.4%	$316,715,149
	Other Assets and Liabilities - Net	(0.4)	(1,367,387)
	Net Assets	100.0%	$315,347,762

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $276,505,201.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$42,899,427
	Gross Unrealized Depreciation	(2,689,479)
	Net Unrealized Appreciation	$40,209,948

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 40.9%
		Advertising: 0.1%
2,750		Omnicom Group	$284,928
			284,928
		Aerospace/Defense: 0.9%
6,200		Boeing Co.	541,074
4,600		General Dynamics Corp.	351,716
900		Goodrich Corp.	44,145
1,350		L-3 Communications Holdings, Inc.	117,585
2,770		Lockheed Martin Corp.	269,466
2,717		Northrop Grumman Corp.	195,216
6,131		Raytheon Co.	328,315
7,900		United Technologies Corp.	518,477
			2,365,994
		Agriculture: 0.7%
16,950		Altria Group, Inc.	1,428,546
5,020		Archer-Daniels-Midland Co.	172,588
2,280		Reynolds American, Inc.	139,194
1,200		UST, Inc.	69,672
			1,810,000
		Apparel: 0.2%
5,420	@	Coach, Inc.	255,824
1,460		Jones Apparel Group, Inc.	48,063
1,150		Liz Claiborne, Inc.	51,750
1,440		Nike, Inc.	150,437
600		Polo Ralph Lauren Corp.	52,188
			558,262
		Auto Manufacturers: 0.2%
15,730		Ford Motor Co.	124,582
4,300		General Motors Corp.	137,256
2,700		Paccar, Inc.	187,623
			449,461
		Auto Parts & Equipment: 0.1%
1,450		Johnson Controls, Inc.	136,010
			136,010
		Banks: 3.0%
44,557		Bank of America Corp.	2,266,615
5,750		Bank of New York Co., Inc.	233,565
4,163		BB&T Corp.	176,844
3,379		Capital One Financial Corp.	260,453
1,700		Comerica, Inc.	102,663
1,000		Compass Bancshares, Inc.	69,010
4,200		Fifth Third Bancorp.	169,176
1,200		First Horizon National Corp.	51,780
2,250		Huntington Bancshares, Inc.	52,088
3,000		Keycorp.	113,220
750		M&T Bank Corp.	89,940
1,700		Marshall & Ilsley Corp.	80,801
3,300		Mellon Financial Corp.	143,319
11,100		National City Corp.	420,135
2,450		PNC Financial Services Group, Inc.	179,610
7,951		Regions Financial Corp.	284,805
2,150		State Street Corp.	140,847
2,950		SunTrust Banks, Inc.	248,715
2,549		Synovus Financial Corp.	82,511
13,950		US Bancorp.	497,457
15,348		Wachovia Corp.	849,819
27,300		Wells Fargo & Co.	947,310
650		Zions Bancorp.	55,497
			7,516,180
		Beverages: 0.8%
8,200		Anheuser-Busch Cos., Inc.	402,456
680		Brown-Forman Corp.	44,540
15,500		Coca-Cola Co.	723,540
600		Molson Coors Brewing Co.	50,664
3,650		Pepsi Bottling Group, Inc.	113,150
12,260		PepsiCo, Inc.	774,219
			2,108,569
		Biotechnology: 0.4%
9,600	@	Amgen, Inc.	616,896
2,600	@	Biogen Idec, Inc.	117,494
2,600	@	Celgene Corp.	138,580

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
1,850	@	Genzyme Corp.	$114,330
2,600	@	Medimmune, Inc.	82,966
			1,070,266
		Building Materials: 0.0%
3,300		Masco Corp.	98,505
			98,505
		Chemicals: 0.6%
700		Air Products & Chemicals, Inc.	52,374
1,100		Ashland, Inc.	72,138
8,600		Dow Chemical Co.	376,680
1,600		Ecolab, Inc.	67,680
4,300		EI DuPont de Nemours & Co.	218,225
3,200		International Flavors & Fragrances, Inc.	149,760
4,800		Monsanto Co.	252,912
1,450		PPG Industries, Inc.	96,063
1,550		Rohm & Haas Co.	81,933
2,550		Sherwin-Williams Co.	169,703
1,400		Sigma-Aldrich Corp.	57,400
			1,594,868
		Coal: 0.1%
1,500		Consol Energy, Inc.	53,505
2,140		Peabody Energy Corp.	86,456
			139,961
		Commercial Services: 0.4%
1,500	@	Apollo Group, Inc.	70,935
2,400	@	Convergys Corp.	61,728
1,650		Equifax, Inc.	63,888
2,200		H&R Block, Inc.	47,916
3,700		McKesson Corp.	206,312
5,700		Moody’s Corp.	368,904
1,350		Robert Half International, Inc.	52,745
5,690		Western Union Co.	123,302
			995,730
		Computers: 1.8%
7,000	@	Apple, Inc.	592,270
540	@	Cognizant Technology Solutions Corp.	48,708
1,400	@	Computer Sciences Corp.	74,102
24,430	@	Dell, Inc.	558,226
3,850		Electronic Data Systems Corp.	107,877
25,000	@	EMC Corp.	348,750
25,200		Hewlett-Packard Co.	992,376
14,700		International Business Machines Corp.	1,367,247
950	@	Lexmark International, Inc.	57,532
1,300	@	NCR Corp.	60,060
2,940	@	Network Appliance, Inc.	113,690
2,000	@	Sandisk Corp.	72,840
27,800	@	Sun Microsystems, Inc.	170,414
5,400	@	Unisys Corp.	45,846
			4,609,938
		Cosmetics/Personal Care: 0.8%
3,400		Avon Products, Inc.	124,644
3,900		Colgate-Palmolive Co.	262,704
2,100		Estee Lauder Cos., Inc.	100,548
25,675		Procter & Gamble Co.	1,630,106
			2,118,002
		Distribution/Wholesale: 0.0%
550		WW Grainger, Inc.	42,433
			42,433
		Diversified Financial Services: 3.7%
9,800		American Express Co.	557,326
3,160		Ameriprise Financial, Inc.	184,734
940		Bear Stearns Cos., Inc.	143,106
7,900		Charles Schwab Corp.	145,992
290		Chicago Mercantile Exchange Holdings, Inc.	156,348
2,850		CIT Group, Inc.	160,940
45,700		Citigroup, Inc.	2,303,280
5,798		Countrywide Financial Corp.	221,947
2,700	@	E*Trade Financial Corp.	62,343
7,850		Fannie Mae	445,331
1,500		Federated Investors, Inc.	53,655
1,400		Franklin Resources, Inc.	164,346
5,600		Freddie Mac	359,408
3,500		Goldman Sachs Group, Inc.	705,600
2,500		Janus Capital Group, Inc.	53,125
33,900		JP Morgan Chase & Co.	1,674,660
500		Legg Mason, Inc.	51,370
5,160		Lehman Brothers Holdings, Inc.	378,228

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
7,200		Merrill Lynch & Co., Inc.	$602,496
10,650		Morgan Stanley	797,898
2,400		SLM Corp.	102,288
1,900		T. Rowe Price Group, Inc.	88,464
			9,412,885
		Electric: 1.2%
7,450	@	AES Corp.	158,834
1,350	@	Allegheny Energy, Inc.	63,774
4,100		American Electric Power Co., Inc.	183,926
4,000		Centerpoint Energy, Inc.	71,360
700		Constellation Energy Group, Inc.	55,069
1,100		DTE Energy Co.	50,930
7,100		Duke Energy Corp.	139,799
7,000	@	Dynegy, Inc.	57,470
3,320		Edison International	155,774
1,900		Entergy Corp.	187,530
3,400		Exelon Corp.	224,162
3,650		FirstEnergy Corp.	228,381
1,700		FPL Group, Inc.	100,419
1,950		PG&E Corp.	90,519
1,100		Pinnacle West Capital Corp.	52,162
1,400		PPL Corp.	53,228
2,600		Progress Energy, Inc.	127,036
2,750		Public Service Enterprise Group, Inc.	205,975
7,600		Southern Co.	272,080
3,100		TECO Energy, Inc.	51,987
4,760		TXU Corp.	314,874
9,200		Xcel Energy, Inc.	217,396
			3,062,685
		Electrical Components & Equipment: 0.1%
3,400		Emerson Electric Co.	146,506
			146,506
		Electronics: 0.1%
2,850	@	Agilent Technologies, Inc.	90,402
1,950		Applera Corp. - Applied Biosystems Group	60,216
3,100	@	Thermo Electron Corp.	140,337
800	@	Waters Corp.	43,408
			334,363
		Entertainment: 0.0%
1,050		International Game Technology	43,313
			43,313
		Environmental Control: 0.1%
5,900		Waste Management, Inc.	200,895
			200,895
		Food: 0.5%
3,150		Campbell Soup Co.	128,615
1,000	@	Dean Foods Co.	45,040
6,600		General Mills, Inc.	371,976
1,400		Hershey Co.	74,032
2,650		HJ Heinz Co.	121,556
2,100		Kellogg Co.	104,832
2,600		Kroger Co.	66,742
1,400		McCormick & Co., Inc.	53,606
3,350		Safeway, Inc.	115,810
1,100		Whole Foods Market, Inc.	52,547
			1,134,756
		Forest Products & Paper: 0.2%
3,700		International Paper Co.	133,237
1,500		MeadWestvaco Corp.	45,675
3,400		Temple-Inland, Inc.	203,320
			382,232
		Gas: 0.1%
1,400		KeySpan Corp.	57,456
2,600		NiSource, Inc.	61,854
2,150		Sempra Energy	129,108
			248,418
		Hand/Machine Tools: 0.1%
870		Black & Decker Corp.	73,315
2,400		Snap-On, Inc.	120,240
3,200		Stanley Works	177,824
			371,379
		Healthcare - Products: 1.2%
5,100		Baxter International, Inc.	255,051
2,120		Becton Dickinson & Co.	161,099
2,000		Biomet, Inc.	84,660
9,300	@	Boston Scientific Corp.	151,683
700		CR Bard, Inc.	55,860

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
23,200		Johnson & Johnson	$1,462,760
9,000		Medtronic, Inc.	453,240
1,300	@	St. Jude Medical, Inc.	51,545
1,600		Stryker Corp.	99,232
1,900	@	Zimmer Holdings, Inc.	160,227
			2,935,357
		Healthcare - Services: 0.7%
5,410		Aetna, Inc.	239,501
2,035	@	Coventry Health Care, Inc.	110,745
2,090	@	Humana, Inc.	125,066
1,300	@	Laboratory Corp. of America Holdings	103,675
1,200		Quest Diagnostics	61,224
12,270		UnitedHealth Group, Inc.	640,494
5,880	@	WellPoint, Inc.	466,813
			1,747,518
		Home Builders: 0.0%
1,900		D.R. Horton, Inc.	48,203
			48,203
		Home Furnishings: 0.0%
600		Harman International Industries, Inc.	59,496
500		Whirlpool Corp.	44,105
			103,601
		Household Products/Wares: 0.1%
700		Avery Dennison Corp.	46,522
3,650		Kimberly-Clark Corp.	248,602
			295,124
		Housewares: 0.0%
2,250		Newell Rubbermaid, Inc.	68,895
			68,895
		Insurance: 2.4%
3,460	@@	ACE Ltd.	194,314
3,850		Aflac, Inc.	181,720
6,510		Allstate Corp.	390,991
1,150		AMBAC Financial Group, Inc.	100,786
21,100		American International Group, Inc.	1,415,810
2,650		AON Corp.	99,773
6,280		Chubb Corp.	320,594
900		Cigna Corp.	128,250
1,884		Cincinnati Financial Corp.	81,426
6,100		Genworth Financial, Inc.	215,757
2,850		Hartford Financial Services Group, Inc.	269,496
2,212		Lincoln National Corp.	150,748
8,190		Loews Corp.	355,774
3,000		Marsh & McLennan Cos., Inc.	88,260
800		MBIA, Inc.	53,176
8,020		Metlife, Inc.	506,463
750		MGIC Investment Corp.	45,263
2,200		Principal Financial Group	133,958
8,980		Progressive Corp.	205,911
5,200		Prudential Financial, Inc.	472,888
1,640		Safeco Corp.	109,421
950		Torchmark Corp.	60,724
5,750		Travelers Cos, Inc.	291,870
2,100		UnumProvident Corp.	44,961
700	@@	XL Capital Ltd.	49,700
			5,968,034
		Internet: 0.7%
2,300	@	Amazon.com, Inc.	90,022
8,300	@	eBay, Inc.	266,098
1,700	@	Google, Inc.	764,065
1,700	@	IAC/InterActiveCorp.	66,640
7,769	@	Symantec Corp.	132,850
2,600	@	VeriSign, Inc.	65,780
8,100	@	Yahoo!, Inc.	249,966
			1,635,421
		Iron/Steel: 0.2%
700		Allegheny Technologies, Inc.	71,715
3,940		Nucor Corp.	239,828
1,440		United States Steel Corp.	127,613
			439,156
		Leisure Time: 0.1%
3,500		Carnival Corp.	162,470
2,250		Harley-Davidson, Inc.	148,275
1,400		Sabre Holdings Corp.	45,262
			356,007
		Lodging: 0.1%
1,500		Harrah’s Entertainment, Inc.	126,735

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Lodging (continued)
1,480		Marriott International, Inc.	$70,907
800		Starwood Hotels & Resorts Worldwide, Inc.	52,640
1,600	@	Wyndham Worldwide Corp.	56,320
			306,602
		Machinery - Construction & Mining: 0.2%
5,200		Caterpillar, Inc.	334,984
1,000	@	Terex Corp.	65,840
			400,824
		Machinery - Diversified: 0.2%
1,050		Cummins, Inc.	141,414
1,600		Deere & Co.	173,472
1,300		Rockwell Automation, Inc.	80,717
			395,603
		Media: 1.4%
8,525		CBS Corp. - Class B	258,734
4,100		Clear Channel Communications, Inc.	148,338
21,450	@	Comcast Corp.	551,694
5,700	@	DIRECTV Group, Inc.	128,592
1,100		EW Scripps Co.	49,885
1,900		Gannett Co., Inc.	116,394
5,270		McGraw-Hill Cos., Inc.	340,495
22,300		News Corp., Inc. - Class A	502,419
19,600		Time Warner, Inc.	398,860
1,600		Tribune Co.	48,048
2,100	@	Univision Communications, Inc.	75,600
3,400	@	Viacom, Inc. - Class B	132,736
20,400		Walt Disney Co.	698,904
			3,450,699
		Mining: 0.2%
3,400		Alcoa, Inc.	113,594
1,800		Freeport-McMoRan Copper & Gold, Inc.	103,338
2,700		Newmont Mining Corp.	121,689
1,640		Phelps Dodge Corp.	204,852
			543,473
		Miscellaneous Manufacturing: 2.1%
3,400		3M Co.	251,872
2,550		Cooper Industries Ltd.	233,937
1,750		Danaher Corp.	125,370
1,550		Dover Corp.	74,075
5,000		Eastman Kodak Co.	119,400
4,400		Eaton Corp.	356,444
80,050		General Electric Co.	2,795,346
8,500		Honeywell International, Inc.	394,740
1,000		Illinois Tool Works, Inc.	51,700
2,700	@@	Ingersoll-Rand Co.	116,937
1,400		ITT Corp.	82,908
1,600		Parker Hannifin Corp.	131,824
1,000		Textron, Inc.	92,290
16,000	@, @@	Tyco International Ltd.	493,280
			5,320,123
		Office/Business Equipment: 0.1%
13,650	@	Xerox Corp.	235,736
			235,736
		Oil & Gas: 3.4%
3,800		Anadarko Petroleum Corp.	152,874
22,061		Chevron Corp.	1,513,605
11,447		ConocoPhillips	748,863
3,300		Devon Energy Corp.	216,843
1,300		ENSCO International, Inc.	65,143
1,950		EOG Resources, Inc.	132,093
52,150		ExxonMobil Corp.	3,738,112
5,220		Marathon Oil Corp.	473,663
2,300	@, @@	Nabors Industries Ltd.	68,908
1,000		Noble Corp.	70,220
11,700		Occidental Petroleum Corp.	540,306
1,600		Sunoco, Inc.	103,232
2,300	@	Transocean, Inc.	176,364
6,300		Valero Energy Corp.	363,195
2,500		XTO Energy, Inc.	129,150
			8,492,571
		Oil & Gas Services: 0.5%
800		Baker Hughes, Inc.	52,088
2,000		BJ Services Co.	53,580
12,700		Halliburton Co.	392,176
2,400	@	National Oilwell Varco, Inc.	167,136
8,600		Schlumberger Ltd.	540,080
			1,205,060

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 0.2%
1,900		Ball Corp.	$87,970
1,500		Bemis Co.	49,695
5,500	@	Pactiv Corp.	177,100
1,600		Sealed Air Corp.	103,104
			417,869
		Pharmaceuticals: 2.4%
12,200		Abbott Laboratories	666,364
4,000		AmerisourceBergen Corp.	210,680
1,000	@	Barr Pharmaceuticals, Inc.	53,000
12,400		Bristol-Myers Squibb Co.	327,236
3,140		Cardinal Health, Inc.	220,083
3,480		Caremark Rx, Inc.	214,333
5,000		Eli Lilly & Co.	263,200
710	@	Express Scripts, Inc.	53,541
3,450	@	Forest Laboratories, Inc.	178,572
3,850	@	Gilead Sciences, Inc.	275,506
4,380	@	King Pharmaceuticals, Inc.	81,687
900	@	Medco Health Solutions, Inc.	60,849
19,300		Merck & Co., Inc.	852,288
3,500		Mylan Laboratories	74,095
59,290		Pfizer, Inc.	1,479,878
15,800		Schering-Plough Corp.	370,984
1,850	@	Watson Pharmaceuticals, Inc.	48,766
10,600		Wyeth	518,552
			5,949,614
		Pipelines: 0.2%
5,300		El Paso Corp.	76,214
900		Kinder Morgan, Inc.	95,184
700		Questar Corp.	58,898
3,700		Spectra Energy Corp.	95,201
4,150		Williams Cos., Inc.	111,926
			437,423
		Real Estate: 0.0%
1,715	@	Realogy Corp.	50,730
			50,730
		Real Estate Investment Trusts: 0.2%
750		Apartment Investment & Management Co.	44,145
1,000		Boston Properties, Inc.	120,100
2,100		Prologis	138,873
500		Public Storage, Inc.	50,635
1,000		Simon Property Group, Inc.	112,740
400		Vornado Realty Trust	50,880
			517,373
		Retail: 2.3%
900	@	Autozone, Inc.	112,761
3,085		Best Buy Co., Inc.	143,360
3,700	@	Big Lots, Inc.	92,611
4,550		Circuit City Stores, Inc.	86,587
3,700		Costco Wholesale Corp.	206,793
2,300		CVS Corp.	72,243
1,700		Darden Restaurants, Inc.	69,632
4,650		Family Dollar Stores, Inc.	134,711
7,392		Federated Department Stores, Inc.	330,127
5,590		Gap, Inc.	107,272
11,670		Home Depot, Inc.	462,132
1,750		JC Penney Co., Inc.	141,943
4,250	@	Kohl’s Corp.	293,208
11,760		Lowe’s Cos., Inc.	382,906
9,900		McDonald’s Corp.	432,828
4,200		Nordstrom, Inc.	222,978
3,750	@	Office Depot, Inc.	125,100
900		OfficeMax, Inc.	46,710
650	@	Sears Holding Corp.	117,163
5,710		Staples, Inc.	148,574
5,750	@	Starbucks Corp.	177,675
6,650		Target Corp.	409,175
4,650		TJX Cos., Inc.	127,875
8,180		Walgreen Co.	365,728
19,600		Wal-Mart Stores, Inc.	946,680
1,470		Wendy’s International, Inc.	47,172
2,050		Yum! Brands, Inc.	118,777
			5,922,721
		Savings & Loans: 0.1%
7,562		Washington Mutual, Inc.	325,771
			325,771

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.9%
4,000	@	Advanced Micro Devices, Inc.	$60,240
3,750	@	Altera Corp.	79,163
3,800		Analog Devices, Inc.	137,750
12,100		Applied Materials, Inc.	224,697
1,900	@	Broadcom Corp.	64,771
41,700		Intel Corp.	827,745
1,700		KLA-Tencor Corp.	87,958
6,600	@	LSI Logic Corp.	66,924
2,400		Maxim Integrated Products	78,600
8,100	@	Micron Technology, Inc.	96,066
2,350		National Semiconductor Corp.	60,207
2,350	@	Novellus Systems, Inc.	75,670
2,700	@	Nvidia Corp.	83,700
5,900	@	Teradyne, Inc.	95,108
7,100		Texas Instruments, Inc.	219,816
2,600		Xilinx, Inc.	66,612
			2,325,027
		Software: 1.5%
4,990	@	Adobe Systems, Inc.	195,858
2,350	@	Autodesk, Inc.	96,703
4,750		Automatic Data Processing, Inc.	236,503
4,800	@	BMC Software, Inc.	148,128
3,900		CA, Inc.	101,595
6,950	@	Compuware Corp.	63,593
2,250	@	Electronic Arts, Inc.	113,445
1,310		Fidelity National Information Services, Inc.	60,195
7,190		First Data Corp.	183,561
1,550	@	Fiserv, Inc.	82,088
1,500		IMS Health, Inc.	43,320
2,900	@	Intuit, Inc.	85,579
64,600		Microsoft Corp.	1,819,782
28,140	@	Oracle Corp.	462,340
2,900		Paychex, Inc.	117,827
			3,810,517
		Telecommunications: 2.6%
3,100		Alltel Corp.	187,829
51,348		AT&T, Inc.	1,889,606
4,300	@	Avaya, Inc.	52,804
3,300		CenturyTel, Inc.	147,675
53,800	@	Cisco Systems, Inc.	1,395,572
3,600		Citizens Communications Co.	54,252
13,350	@	Corning, Inc.	275,411
1,085		Embarq Corp.	60,055
4,400	@	Juniper Networks, Inc.	83,204
22,480		Motorola, Inc.	416,330
14,150		Qualcomm, Inc.	569,962
12,300	@	Qwest Communications International, Inc.	109,224
21,702		Sprint Nextel Corp.	418,415
23,950		Verizon Communications, Inc.	896,449
			6,556,788
		Toys/Games/Hobbies: 0.1%
3,350		Hasbro, Inc.	94,772
2,950		Mattel, Inc.	76,730
			171,502
		Transportation: 0.6%
1,450		Burlington Northern Santa Fe Corp.	114,826
3,240		CSX Corp.	122,051
3,500		FedEx Corp.	399,630
3,250		Norfolk Southern Corp.	154,050
2,150		Union Pacific Corp.	212,055
6,400		United Parcel Service, Inc.	449,216
			1,451,828
		Total Common Stock
		(Cost $ 95,799,113 )	103,121,709

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.6%
		Federal National Mortgage Corporation: 52.6%
$139,000,000		5.190%, due 01/22/08	$132,824,898
		Total U.S. Government Agency Obligations
		(Cost $ 134,981,828 )	132,824,898
U.S. TREASURY OBLIGATIONS: 5.7%
		U.S. Treasury STRIP: 5.7%
14,901,000	^^	5.020%, due 11/15/07	14,389,747

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
	Total U.S. Treasury Obligations
	(Cost $ 14,377,292 )		$14,389,747
	Total Long-Term Investments
	(Cost $245,158,233)		250,336,354
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreement: 1.0%
2,547,000	Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $2,547,376 to be received upon repurchase (Collateralized by $2,579,000 Federal Home Loan Mortgage Corporation, 2.400%, Market Value plus accrued interest $2,598,300, due 03/29/07)		2,547,000
	Total Short-Term Investments
	(Cost $2,547,000)		2,547,000
	Total Investments in Securities
	(Cost $247,705,233)*	100.2%	$252,883,354
	Other Assets and Liabilities - Net	(0.2)	(614,804)
	Net Assets	100.0%	$252,268,550

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $249,198,718.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,444,702
	Gross Unrealized Depreciation	(3,760,066)
	Net Unrealized Appreciation	$3,684,636

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 41.9%
		Advertising: 0.1%
2,550		Omnicom Group	$264,206
			264,206
		Aerospace/Defense: 1.0%
5,800		Boeing Co.	506,166
4,300		General Dynamics Corp.	328,778
900		Goodrich Corp.	44,145
1,200		L-3 Communications Holdings, Inc.	104,520
2,630		Lockheed Martin Corp.	255,846
2,527		Northrop Grumman Corp.	181,565
5,641		Raytheon Co.	302,076
7,350		United Technologies Corp.	482,381
			2,205,477
		Agriculture: 0.7%
15,700		Altria Group, Inc.	1,323,196
4,360		Archer-Daniels-Midland Co.	149,897
2,120		Reynolds American, Inc.	129,426
1,100		UST, Inc.	63,866
			1,666,385
		Apparel: 0.2%
5,050	@	Coach, Inc.	238,360
1,350		Jones Apparel Group, Inc.	44,442
1,100		Liz Claiborne, Inc.	49,500
1,350		Nike, Inc.	141,035
600		Polo Ralph Lauren Corp.	52,188
			525,525
		Auto Manufacturers: 0.2%
14,500		Ford Motor Co.	114,840
4,000		General Motors Corp.	127,680
2,500		Paccar, Inc.	173,725
			416,245
		Auto Parts & Equipment: 0.1%
1,350		Johnson Controls, Inc.	126,630
			126,630
		Banks: 3.0%
41,165		Bank of America Corp.	2,094,064
5,350		Bank of New York Co., Inc.	217,317
3,854		BB&T Corp.	163,718
3,142		Capital One Financial Corp.	242,185
1,600		Comerica, Inc.	96,624
900		Compass Bancshares, Inc.	62,109
3,850		Fifth Third Bancorp.	155,078
1,100		First Horizon National Corp.	47,465
2,100		Huntington Bancshares, Inc.	48,615
2,800		Keycorp.	105,672
650		M&T Bank Corp.	77,948
1,500		Marshall & Ilsley Corp.	71,295
3,000		Mellon Financial Corp.	130,290
10,260		National City Corp.	388,341
2,200		PNC Financial Services Group, Inc.	161,282
7,314		Regions Financial Corp.	261,987
2,000		State Street Corp.	131,020
2,800		SunTrust Banks, Inc.	236,068
2,289		Synovus Financial Corp.	74,095
12,900		US Bancorp.	460,014
14,167		Wachovia Corp.	784,427
25,200		Wells Fargo & Co.	874,440
650		Zions Bancorp.	55,497
			6,939,551
		Beverages: 0.9%
7,600		Anheuser-Busch Cos., Inc.	373,008
790		Brown-Forman Corp.	51,745
14,250		Coca-Cola Co.	665,190
600		Molson Coors Brewing Co.	50,664
3,450		Pepsi Bottling Group, Inc.	106,950
11,290		PepsiCo, Inc.	712,964
			1,960,521
		Biotechnology: 0.4%
8,850	@	Amgen, Inc.	568,701
2,400	@	Biogen Idec, Inc.	108,456
2,460	@	Celgene Corp.	131,118

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
1,700	@	Genzyme Corp.	$105,060
2,400	@	Medimmune, Inc.	76,584
			989,919
		Building Materials: 0.0%
3,050		Masco Corp.	91,043
			91,043
		Chemicals: 0.6%
700		Air Products & Chemicals, Inc.	52,374
1,000		Ashland, Inc.	65,580
7,900		Dow Chemical Co.	346,020
1,500		Ecolab, Inc.	63,450
4,000		EI DuPont de Nemours & Co.	203,000
3,000		International Flavors & Fragrances, Inc.	140,400
4,480		Monsanto Co.	236,051
1,310		PPG Industries, Inc.	86,788
1,450		Rohm & Haas Co.	76,647
2,350		Sherwin-Williams Co.	156,393
1,300		Sigma-Aldrich Corp.	53,300
			1,480,003
		Coal: 0.1%
1,400		Consol Energy, Inc.	49,938
1,980		Peabody Energy Corp.	79,992
			129,930
		Commercial Services: 0.4%
1,400	@	Apollo Group, Inc.	66,206
2,200	@	Convergys Corp.	56,584
1,500		Equifax, Inc.	58,080
2,000		H&R Block, Inc.	43,560
3,410		McKesson Corp.	190,142
5,300		Moody’s Corp.	343,016
1,250		Robert Half International, Inc.	48,838
5,217		Western Union Co.	113,052
			919,478
		Computers: 1.9%
6,500	@	Apple, Inc.	549,965
550	@	Cognizant Technology Solutions Corp.	49,610
1,300	@	Computer Sciences Corp.	68,809
22,640	@	Dell, Inc.	517,324
3,550		Electronic Data Systems Corp.	99,471
23,050	@	EMC Corp.	321,548
23,250		Hewlett-Packard Co.	915,585
13,550		International Business Machines Corp.	1,260,286
950	@	Lexmark International, Inc.	57,532
1,200	@	NCR Corp.	55,440
2,780	@	Network Appliance, Inc.	107,503
1,800	@	Sandisk Corp.	65,556
25,700	@	Sun Microsystems, Inc.	157,541
5,000	@	Unisys Corp.	42,450
			4,268,620
		Cosmetics/Personal Care: 0.9%
3,100		Avon Products, Inc.	113,646
3,600		Colgate-Palmolive Co.	242,496
1,900		Estee Lauder Cos., Inc.	90,972
23,816		Procter & Gamble Co.	1,512,078
			1,959,192
		Distribution/Wholesale: 0.0%
500		WW Grainger, Inc.	38,575
			38,575
		Diversified Financial Services: 3.8%
9,100		American Express Co.	517,517
2,980		Ameriprise Financial, Inc.	174,211
840		Bear Stearns Cos., Inc.	127,882
7,250		Charles Schwab Corp.	133,980
250		Chicago Mercantile Exchange Holdings, Inc.	134,783
2,600		CIT Group, Inc.	146,822
42,300		Citigroup, Inc.	2,131,920
5,368		Countrywide Financial Corp.	205,487
2,500	@	E*Trade Financial Corp.	57,725
7,250		Fannie Mae	411,293
1,400		Federated Investors, Inc.	50,078
1,300		Franklin Resources, Inc.	152,607
5,200		Freddie Mac	333,736
3,200		Goldman Sachs Group, Inc.	645,120
2,300		Janus Capital Group, Inc.	48,875
31,400		JP Morgan Chase & Co.	1,551,160
500		Legg Mason, Inc.	51,370
4,720		Lehman Brothers Holdings, Inc.	345,976

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
6,700		Merrill Lynch & Co., Inc.	$560,656
9,850		Morgan Stanley	737,962
2,250		SLM Corp.	95,895
1,800		T. Rowe Price Group, Inc.	83,808
			8,698,863
		Electric: 1.2%
6,910	@	AES Corp.	147,321
1,300	@	Allegheny Energy, Inc.	61,412
3,850		American Electric Power Co., Inc.	172,711
3,700		Centerpoint Energy, Inc.	66,008
700		Constellation Energy Group, Inc.	55,069
1,000		DTE Energy Co.	46,300
6,600		Duke Energy Corp.	129,954
6,500	@	Dynegy, Inc.	53,365
3,020		Edison International	141,698
1,900		Entergy Corp.	187,530
3,100		Exelon Corp.	204,383
3,300		FirstEnergy Corp.	206,481
1,500		FPL Group, Inc.	88,605
1,800		PG&E Corp.	83,556
1,000		Pinnacle West Capital Corp.	47,420
1,300		PPL Corp.	49,426
2,400		Progress Energy, Inc.	117,264
2,550		Public Service Enterprise Group, Inc.	190,995
7,000		Southern Co.	250,600
2,900		TECO Energy, Inc.	48,633
4,400		TXU Corp.	291,060
8,550		Xcel Energy, Inc.	202,037
			2,841,828
		Electrical Components & Equipment: 0.1%
3,200		Emerson Electric Co.	137,888
			137,888
		Electronics: 0.1%
2,650	@	Agilent Technologies, Inc.	84,058
1,800		Applera Corp. - Applied Biosystems Group	55,584
2,850	@	Thermo Electron Corp.	129,020
900	@	Waters Corp.	48,834
			317,496
		Entertainment: 0.0%
1,050		International Game Technology	43,313
			43,313
		Environmental Control: 0.1%
5,400		Waste Management, Inc.	183,870
			183,870
		Food: 0.5%
2,950		Campbell Soup Co.	120,449
900	@	Dean Foods Co.	40,536
6,150		General Mills, Inc.	346,614
1,300		Hershey Co.	68,744
2,400		HJ Heinz Co.	110,088
1,950		Kellogg Co.	97,344
2,350		Kroger Co.	60,325
1,250		McCormick & Co., Inc.	47,863
3,100		Safeway, Inc.	107,167
1,000		Whole Foods Market, Inc.	47,770
			1,046,900
		Forest Products & Paper: 0.2%
3,400		International Paper Co.	122,434
1,400		MeadWestvaco Corp.	42,630
3,100		Temple-Inland, Inc.	185,380
			350,444
		Gas: 0.1%
1,300		KeySpan Corp.	53,352
2,400		NiSource, Inc.	57,096
1,950		Sempra Energy	117,098
			227,546
		Hand/Machine Tools: 0.2%
800		Black & Decker Corp.	67,416
2,200		Snap-On, Inc.	110,220
3,000		Stanley Works	166,710
			344,346
		Healthcare - Products: 1.2%
4,750		Baxter International, Inc.	237,548
1,920		Becton Dickinson & Co.	145,901
1,900		Biomet, Inc.	80,427
8,600	@	Boston Scientific Corp.	140,266
650		CR Bard, Inc.	51,870

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
21,450		Johnson & Johnson	$1,352,423
8,300		Medtronic, Inc.	417,988
1,200	@	St. Jude Medical, Inc.	47,580
1,500		Stryker Corp.	93,030
1,700	@	Zimmer Holdings, Inc.	143,361
			2,710,394
		Healthcare - Services: 0.7%
4,960		Aetna, Inc.	219,579
1,865	@	Coventry Health Care, Inc.	101,493
1,950	@	Humana, Inc.	116,688
1,250	@	Laboratory Corp. of America Holdings	99,688
1,100		Quest Diagnostics	56,122
11,360		UnitedHealth Group, Inc.	592,992
5,440	@	WellPoint, Inc.	431,882
			1,618,444
		Home Builders: 0.0%
1,800		D.R. Horton, Inc.	45,666
			45,666
		Home Furnishings: 0.0%
600		Harman International Industries, Inc.	59,496
400		Whirlpool Corp.	35,284
			94,780
		Household Products/Wares: 0.1%
700		Avery Dennison Corp.	46,522
3,400		Kimberly-Clark Corp.	231,574
			278,096
		Housewares: 0.0%
2,100		Newell Rubbermaid, Inc.	64,302
			64,302
		Insurance: 2.4%
3,220	@@	ACE Ltd.	180,835
3,550		Aflac, Inc.	167,560
6,110		Allstate Corp.	366,967
1,100		AMBAC Financial Group, Inc.	96,404
19,500		American International Group, Inc.	1,308,450
2,400		AON Corp.	90,360
5,780		Chubb Corp.	295,069
820		Cigna Corp.	116,850
1,764		Cincinnati Financial Corp.	76,240
5,600		Genworth Financial, Inc.	198,072
2,650		Hartford Financial Services Group, Inc.	250,584
2,082		Lincoln National Corp.	141,888
7,570		Loews Corp.	328,841
2,800		Marsh & McLennan Cos., Inc.	82,376
750		MBIA, Inc.	49,853
7,410		Metlife, Inc.	467,942
750		MGIC Investment Corp.	45,263
2,050		Principal Financial Group	124,825
8,340		Progressive Corp.	191,236
4,860		Prudential Financial, Inc.	441,968
1,480		Safeco Corp.	98,746
850		Torchmark Corp.	54,332
5,410		Travelers Cos, Inc.	274,612
1,900		UnumProvident Corp.	40,679
700	@@	XL Capital Ltd.	49,700
			5,539,652
		Internet: 0.7%
2,200	@	Amazon.com, Inc.	86,108
7,650	@	eBay, Inc.	245,259
1,600	@	Google, Inc.	719,120
1,600	@	IAC/InterActiveCorp.	62,720
7,188	@	Symantec Corp.	122,915
2,400	@	VeriSign, Inc.	60,720
7,500	@	Yahoo!, Inc.	231,450
			1,528,292
		Iron/Steel: 0.2%
600		Allegheny Technologies, Inc.	61,470
3,620		Nucor Corp.	220,349
1,300		United States Steel Corp.	115,206
			397,025
		Leisure Time: 0.1%
3,250		Carnival Corp.	150,865
2,150		Harley-Davidson, Inc.	141,685
1,300		Sabre Holdings Corp.	42,029
			334,579

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Lodging: 0.1%
1,400		Harrah’s Entertainment, Inc.	$118,286
1,400		Marriott International, Inc.	67,074
750		Starwood Hotels & Resorts Worldwide, Inc.	49,350
1,420	@	Wyndham Worldwide Corp.	49,984
			284,694
		Machinery - Construction & Mining: 0.2%
4,800		Caterpillar, Inc.	309,216
900	@	Terex Corp.	59,256
			368,472
		Machinery - Diversified: 0.2%
1,000		Cummins, Inc.	134,680
1,500		Deere & Co.	162,630
1,210		Rockwell Automation, Inc.	75,129
			372,439
		Media: 1.4%
7,850		CBS Corp. - Class B	238,248
3,700		Clear Channel Communications, Inc.	133,866
19,950	@	Comcast Corp.	513,114
5,300	@	DIRECTV Group, Inc.	119,568
1,000		EW Scripps Co.	45,350
1,700		Gannett Co., Inc.	104,142
4,850		McGraw-Hill Cos., Inc.	313,359
20,700		News Corp., Inc. - Class A	466,371
18,100		Time Warner, Inc.	368,335
1,400		Tribune Co.	42,042
1,900	@	Univision Communications, Inc.	68,400
3,200	@	Viacom, Inc. - Class B	124,928
18,900		Walt Disney Co.	647,514
			3,185,237
		Mining: 0.2%
3,100		Alcoa, Inc.	103,571
1,600		Freeport-McMoRan Copper & Gold, Inc.	91,856
2,500		Newmont Mining Corp.	112,675
1,590		Phelps Dodge Corp.	198,607
			506,709
		Miscellaneous Manufacturing: 2.2%
3,150		3M Co.	233,352
2,400		Cooper Industries Ltd.	220,176
1,650		Danaher Corp.	118,206
1,350		Dover Corp.	64,517
4,700		Eastman Kodak Co.	112,236
4,150		Eaton Corp.	336,192
74,050		General Electric Co.	2,585,798
7,900		Honeywell International, Inc.	366,876
900		Illinois Tool Works, Inc.	46,530
2,500	@@	Ingersoll-Rand Co.	108,275
1,300		ITT Corp.	76,986
1,500		Parker Hannifin Corp.	123,585
950		Textron, Inc.	87,676
14,800	@, @@	Tyco International Ltd.	456,284
			4,936,689
		Office/Business Equipment: 0.1%
12,600	@	Xerox Corp.	217,602
			217,602
		Oil & Gas: 3.5%
3,500		Anadarko Petroleum Corp.	140,805
20,393		Chevron Corp.	1,399,164
10,564		ConocoPhillips	691,097
3,000		Devon Energy Corp.	197,130
1,200		ENSCO International, Inc.	60,132
1,800		EOG Resources, Inc.	121,932
48,250		ExxonMobil Corp.	3,458,560
4,900		Marathon Oil Corp.	444,626
2,200	@, @@	Nabors Industries Ltd.	65,912
900		Noble Corp.	63,198
10,800		Occidental Petroleum Corp.	498,744
1,500		Sunoco, Inc.	96,780
2,200	@	Transocean, Inc.	168,696
5,850		Valero Energy Corp.	337,253
2,300		XTO Energy, Inc.	118,818
			7,862,847
		Oil & Gas Services: 0.5%
700		Baker Hughes, Inc.	45,577
1,800		BJ Services Co.	48,222
11,650		Halliburton Co.	359,752
2,200	@	National Oilwell Varco, Inc.	153,208
8,000		Schlumberger Ltd.	502,400
			1,109,159

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 0.2%
1,750		Ball Corp.	$81,025
1,400		Bemis Co.	46,382
5,000	@	Pactiv Corp.	161,000
1,500		Sealed Air Corp.	96,660
			385,067
		Pharmaceuticals: 2.4%
11,300		Abbott Laboratories	617,206
3,680		AmerisourceBergen Corp.	193,826
900	@	Barr Pharmaceuticals, Inc.	47,700
11,500		Bristol-Myers Squibb Co.	303,485
2,900		Cardinal Health, Inc.	203,261
3,260		Caremark Rx, Inc.	200,783
4,600		Eli Lilly & Co.	242,144
610	@	Express Scripts, Inc.	46,000
3,200	@	Forest Laboratories, Inc.	165,632
3,600	@	Gilead Sciences, Inc.	257,616
4,050	@	King Pharmaceuticals, Inc.	75,533
800	@	Medco Health Solutions, Inc.	54,088
17,850		Merck & Co., Inc.	788,256
3,200		Mylan Laboratories	67,744
54,800		Pfizer, Inc.	1,367,808
14,650		Schering-Plough Corp.	343,982
1,750	@	Watson Pharmaceuticals, Inc.	46,130
9,800		Wyeth	479,416
			5,500,610
		Pipelines: 0.2%
4,900		El Paso Corp.	70,462
800		Kinder Morgan, Inc.	84,608
700		Questar Corp.	58,898
3,400		Spectra Energy Corp.	87,482
3,850		Williams Cos., Inc.	103,835
			405,285
		Real Estate: 0.0%
1,613	@	Realogy Corp.	47,713
			47,713
		Real Estate Investment Trusts: 0.2%
700		Apartment Investment & Management Co.	41,202
900		Boston Properties, Inc.	108,090
2,000		Prologis	132,260
400		Public Storage, Inc.	40,508
900		Simon Property Group, Inc.	101,466
400		Vornado Realty Trust	50,880
			474,406
		Retail: 2.4%
800	@	Autozone, Inc.	100,232
2,865		Best Buy Co., Inc.	133,137
3,400	@	Big Lots, Inc.	85,102
4,200		Circuit City Stores, Inc.	79,926
3,350		Costco Wholesale Corp.	187,232
2,100		CVS Corp.	65,961
1,550		Darden Restaurants, Inc.	63,488
4,250		Family Dollar Stores, Inc.	123,123
6,812		Federated Department Stores, Inc.	304,224
5,150		Gap, Inc.	98,829
10,740		Home Depot, Inc.	425,304
1,650		JC Penney Co., Inc.	133,832
4,000	@	Kohl’s Corp.	275,960
10,900		Lowe’s Cos., Inc.	354,904
9,150		McDonald’s Corp.	400,038
3,900		Nordstrom, Inc.	207,051
3,500	@	Office Depot, Inc.	116,760
900		OfficeMax, Inc.	46,710
590	@	Sears Holding Corp.	106,348
5,250		Staples, Inc.	136,605
5,300	@	Starbucks Corp.	163,770
6,150		Target Corp.	378,410
4,250		TJX Cos., Inc.	116,875
7,520		Walgreen Co.	336,219
18,150		Wal-Mart Stores, Inc.	876,645
1,400		Wendy’s International, Inc.	44,926
1,850		Yum! Brands, Inc.	107,189
			5,468,800
		Savings & Loans: 0.1%
6,962		Washington Mutual, Inc.	299,923
			299,923

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.9%
3,700	@	Advanced Micro Devices, Inc.	$55,722
3,400	@	Altera Corp.	71,774
3,250		Analog Devices, Inc.	117,813
11,150		Applied Materials, Inc.	207,056
1,700	@	Broadcom Corp.	57,953
38,630		Intel Corp.	766,806
1,600		KLA-Tencor Corp.	82,784
6,100	@	LSI Logic Corp.	61,854
2,200		Maxim Integrated Products	72,050
7,500	@	Micron Technology, Inc.	88,950
2,200		National Semiconductor Corp.	56,364
2,200	@	Novellus Systems, Inc.	70,840
2,500	@	Nvidia Corp.	77,500
5,500	@	Teradyne, Inc.	88,660
6,600		Texas Instruments, Inc.	204,336
2,400		Xilinx, Inc.	61,488
			2,141,950
		Software: 1.5%
4,590	@	Adobe Systems, Inc.	180,158
2,220	@	Autodesk, Inc.	91,353
4,350		Automatic Data Processing, Inc.	216,587
4,450	@	BMC Software, Inc.	137,327
3,650		CA, Inc.	95,083
6,450	@	Compuware Corp.	59,018
2,100	@	Electronic Arts, Inc.	105,882
1,200		Fidelity National Information Services, Inc.	55,140
6,617		First Data Corp.	168,932
1,500	@	Fiserv, Inc.	79,440
1,350		IMS Health, Inc.	38,988
2,700	@	Intuit, Inc.	79,677
59,700		Microsoft Corp.	1,681,749
26,020	@	Oracle Corp.	427,509
2,750		Paychex, Inc.	111,733
			3,528,576
		Telecommunications: 2.7%
2,900		Alltel Corp.	175,711
47,452		AT&T, Inc.	1,746,234
4,000	@	Avaya, Inc.	49,120
3,100		CenturyTel, Inc.	138,725
49,750	@	Cisco Systems, Inc.	1,290,515
3,300		Citizens Communications Co.	49,731
12,350	@	Corning, Inc.	254,781
975		Embarq Corp.	53,966
4,100	@	Juniper Networks, Inc.	77,531
20,790		Motorola, Inc.	385,031
13,050		Qualcomm, Inc.	525,654
11,400	@	Qwest Communications International, Inc.	101,232
20,100		Sprint Nextel Corp.	387,528
22,100		Verizon Communications, Inc.	827,203
			6,062,962
		Toys/Games/Hobbies: 0.1%
3,100		Hasbro, Inc.	87,699
2,800		Mattel, Inc.	72,828
			160,527
		Transportation: 0.6%
1,350		Burlington Northern Santa Fe Corp.	106,907
2,980		CSX Corp.	112,257
3,200		FedEx Corp.	365,376
3,000		Norfolk Southern Corp.	142,200
1,950		Union Pacific Corp.	192,329
5,900		United Parcel Service, Inc.	414,121
			1,333,190
		Total Common Stock (Cost $ 87,993,435)	95,437,881

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.3%
		Federal National Mortgage Corporation: 33.3%
$80,200,000		5.120%, due 04/22/08	$75,739,757
		Total U.S. Government Agency Obligations (Cost $ 77,320,879)	75,739,757
U.S. TREASURY OBLIGATIONS: 3.8%
		U.S. Treasury STRIP: 3.8%
8,917,000	^^	4.790%, due 02/15/08	8,517,884
		Total U.S. Treasury Obligations (Cost $ 8,501,889)	8,517,884

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
OTHER BONDS: 20.7%
	Sovereign: 20.7%
$50,000,000	Federal Agricultural Mortgage Corp., 5.120%, due 04/22/08		$47,219,300
	Total Other Bonds (Cost $ 48,161,795)		47,219,300
	Total Long-Term Investments (Cost $221,977,998)		226,914,822
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreement: 0.6%
1,425,000	Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $1,425,210 to be received upon repurchase (Collateralized by $1,440,000 Federal Home Loan Bank, 5.125%, Market Value plus accrued interest $1,457,504, due 06/18/08)		1,425,000
	Total Short-Term Investments (Cost $1,425,000)		1,425,000
	Total Investments in Securities (Cost $223,402,998)*	100.3%	$228,339,822
	Other Assets and Liabilities — Net	(0.3)	(610,951)
	Net Assets	100.0%	$227,728,871

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $224,320,226.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$8,168,244
	Gross Unrealized Depreciation	(4,148,648)
	Net Unrealized Appreciation	$4,019,596

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 39.6%
		Advertising: 0.1%
1,150		Omnicom Group	$119,152
			119,152
		Aerospace/Defense: 0.9%
2,700		Boeing Co.	235,629
2,000		General Dynamics Corp.	152,920
500		Goodrich Corp.	24,525
550		L-3 Communications Holdings, Inc.	47,905
1,270		Lockheed Martin Corp.	123,546
1,165		Northrop Grumman Corp.	83,705
2,670		Raytheon Co.	142,979
3,450		United Technologies Corp.	226,424
			1,037,633
		Agriculture: 0.7%
7,250		Altria Group, Inc.	611,030
2,150		Archer-Daniels-Midland Co.	73,917
940		Reynolds American, Inc.	57,387
500		UST, Inc.	29,030
			771,364
		Apparel: 0.2%
2,310	@	Coach, Inc.	109,032
600		Jones Apparel Group, Inc.	19,752
539		Liz Claiborne, Inc.	24,255
630		Nike, Inc.	65,816
300		Polo Ralph Lauren Corp.	26,094
			244,949
		Auto Manufacturers: 0.2%
6,700		Ford Motor Co.	53,064
1,800		General Motors Corp.	57,456
1,200		Paccar, Inc.	83,388
			193,908
		Auto Parts & Equipment: 0.0%
600		Johnson Controls, Inc.	56,280
			56,280
		Banks: 2.9%
19,171		Bank of America Corp.	975,229
2,450		Bank of New York Co., Inc.	99,519
1,834		BB&T Corp.	77,908
1,403		Capital One Financial Corp.	108,143
750		Comerica, Inc.	45,293
450		Compass Bancshares, Inc.	31,055
1,800		Fifth Third Bancorp.	72,504
550		First Horizon National Corp.	23,733
950		Huntington Bancshares, Inc.	21,993
1,350		Keycorp.	50,949
300		M&T Bank Corp.	35,976
750		Marshall & Ilsley Corp.	35,648
1,450		Mellon Financial Corp.	62,974
4,770		National City Corp.	180,545
1,000		PNC Financial Services Group, Inc.	73,310
3,417		Regions Financial Corp.	122,397
900		State Street Corp.	58,959
1,250		SunTrust Banks, Inc.	105,388
1,044		Synovus Financial Corp.	33,794
6,050		US Bancorp.	215,743
6,614		Wachovia Corp.	366,217
11,700		Wells Fargo & Co.	405,990
300		Zions Bancorp.	25,614
			3,228,881
		Beverages: 0.8%
3,550		Anheuser-Busch Cos., Inc.	174,234
380		Brown-Forman Corp.	24,890
6,650		Coca-Cola Co.	310,422
300		Molson Coors Brewing Co.	25,332
1,600		Pepsi Bottling Group, Inc.	49,600
5,270		PepsiCo, Inc.	332,801
			917,279

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology: 0.4%
4,100	@	Amgen, Inc.	$263,466
1,100	@	Biogen Idec, Inc.	49,709
1,110	@	Celgene Corp.	59,163
800	@	Genzyme Corp.	49,440
1,100	@	Medimmune, Inc.	35,101
			456,879
		Building Materials: 0.0%
1,450		Masco Corp.	43,283
			43,283
		Chemicals: 0.6%
300		Air Products & Chemicals, Inc.	22,446
500		Ashland, Inc.	32,790
3,650		Dow Chemical Co.	159,870
700		Ecolab, Inc.	29,610
1,800		EI DuPont de Nemours & Co.	91,350
1,400		International Flavors & Fragrances, Inc.	65,520
2,020		Monsanto Co.	106,434
600		PPG Industries, Inc.	39,750
700		Rohm & Haas Co.	37,002
1,100		Sherwin-Williams Co.	73,205
500		Sigma-Aldrich Corp.	20,500
			678,477
		Coal: 0.1%
700		Consol Energy, Inc.	24,969
920		Peabody Energy Corp.	37,168
			62,137
		Commercial Services: 0.4%
600	@	Apollo Group, Inc.	28,374
1,000	@	Convergys Corp.	25,720
750		Equifax, Inc.	29,040
1,000		H&R Block, Inc.	21,780
1,580		McKesson Corp.	88,101
2,500		Moody’s Corp.	161,800
600		Robert Half International, Inc.	23,442
2,449		Western Union Co.	53,070
			431,327
		Computers: 1.8%
3,000	@	Apple, Inc.	253,830
200	@	Cognizant Technology Solutions Corp.	18,040
550	@	Computer Sciences Corp.	29,112
10,550	@	Dell, Inc.	241,068
1,650		Electronic Data Systems Corp.	46,233
10,700	@	EMC Corp.	149,265
10,800		Hewlett-Packard Co.	425,304
6,300		International Business Machines Corp.	585,963
450	@	Lexmark International, Inc.	27,252
600	@	NCR Corp.	27,720
1,250	@	Network Appliance, Inc.	48,338
800	@	Sandisk Corp.	29,136
11,900	@	Sun Microsystems, Inc.	72,947
2,300	@	Unisys Corp.	19,527
			1,973,735
		Cosmetics/Personal Care: 0.8%
1,500		Avon Products, Inc.	54,990
1,650		Colgate-Palmolive Co.	111,144
900		Estee Lauder Cos., Inc.	43,092
11,083		Procter & Gamble Co.	703,660
			912,886
		Distribution/Wholesale: 0.0%
250		WW Grainger, Inc.	19,288
			19,288
		Diversified Financial Services: 3.6%
4,200		American Express Co.	238,854
1,340		Ameriprise Financial, Inc.	78,336
450		Bear Stearns Cos., Inc.	68,508
3,400		Charles Schwab Corp.	62,832
110		Chicago Mercantile Exchange Holdings, Inc.	59,304
1,200		CIT Group, Inc.	67,764
19,700		Citigroup, Inc.	992,880
2,498		Countrywide Financial Corp.	95,623
1,200	@	E*Trade Financial Corp.	27,708
3,350		Fannie Mae	190,046
650		Federated Investors, Inc.	23,251
550		Franklin Resources, Inc.	64,565
2,400		Freddie Mac	154,032
1,500		Goldman Sachs Group, Inc.	302,400

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
1,100		Janus Capital Group, Inc.	$23,375
14,600		JP Morgan Chase & Co.	721,240
200		Legg Mason, Inc.	20,548
2,220		Lehman Brothers Holdings, Inc.	162,726
3,100		Merrill Lynch & Co., Inc.	259,408
4,600		Morgan Stanley	344,632
1,000		SLM Corp.	42,620
800		T. Rowe Price Group, Inc.	37,248
			4,037,900
		Electric: 1.2%
3,220	@	AES Corp.	68,650
550	@	Allegheny Energy, Inc.	25,982
1,750		American Electric Power Co., Inc.	78,505
1,750		Centerpoint Energy, Inc.	31,220
350		Constellation Energy Group, Inc.	27,535
500		DTE Energy Co.	23,150
3,100		Duke Energy Corp.	61,039
3,000	@	Dynegy, Inc.	24,630
1,420		Edison International	66,626
900		Entergy Corp.	88,830
1,400		Exelon Corp.	92,302
1,600		FirstEnergy Corp.	100,112
700		FPL Group, Inc.	41,349
800		PG&E Corp.	37,136
500		Pinnacle West Capital Corp.	23,710
600		PPL Corp.	22,812
1,100		Progress Energy, Inc.	53,746
1,150		Public Service Enterprise Group, Inc.	86,135
3,300		Southern Co.	118,140
1,300		TECO Energy, Inc.	21,801
2,060		TXU Corp.	136,269
4,000		Xcel Energy, Inc.	94,520
			1,324,199
		Electrical Components & Equipment: 0.1%
1,500		Emerson Electric Co.	64,635
			64,635
		Electronics: 0.1%
1,200	@	Agilent Technologies, Inc.	38,064
800		Applera Corp. - Applied Biosystems Group	24,704
1,300	@	Thermo Electron Corp.	58,851
450	@	Waters Corp.	24,417
			146,036
		Entertainment: 0.0%
450		International Game Technology	18,563
			18,563
		Environmental Control: 0.1%
2,500		Waste Management, Inc.	85,125
			85,125
		Food: 0.4%
1,350		Campbell Soup Co.	55,121
400	@	Dean Foods Co.	18,016
2,800		General Mills, Inc.	157,808
600		Hershey Co.	31,728
1,100		HJ Heinz Co.	50,457
950		Kellogg Co.	47,424
1,150		Kroger Co.	29,521
500		McCormick & Co., Inc.	19,145
1,450		Safeway, Inc.	50,127
500		Whole Foods Market, Inc.	23,885
			483,232
		Forest Products & Paper: 0.2%
1,600		International Paper Co.	57,616
700		MeadWestvaco Corp.	21,315
1,500		Temple-Inland, Inc.	89,700
			168,631
		Gas: 0.1%
600		KeySpan Corp.	24,624
1,100		NiSource, Inc.	26,169
900		Sempra Energy	54,045
			104,838
		Hand/Machine Tools: 0.1%
390		Black & Decker Corp.	32,865
1,000		Snap-On, Inc.	50,100
1,350		Stanley Works	75,020
			157,985

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products: 1.1%
2,200		Baxter International, Inc.	$110,022
890		Becton Dickinson & Co.	67,631
900		Biomet, Inc.	38,097
4,000	@	Boston Scientific Corp.	65,240
300		CR Bard, Inc.	23,940
9,950		Johnson & Johnson	627,348
3,900		Medtronic, Inc.	196,404
600	@	St. Jude Medical, Inc.	23,790
700		Stryker Corp.	43,414
800	@	Zimmer Holdings, Inc.	67,464
			1,263,350
		Healthcare - Services: 0.7%
2,350		Aetna, Inc.	104,035
925	@	Coventry Health Care, Inc.	50,339
860	@	Humana, Inc.	51,462
550	@	Laboratory Corp. of America Holdings	43,863
500		Quest Diagnostics	25,510
5,330		UnitedHealth Group, Inc.	278,226
2,550	@	WellPoint, Inc.	202,445
			755,880
		Home Builders: 0.0%
800		D.R. Horton, Inc.	20,296
			20,296
		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	29,748
300		Whirlpool Corp.	26,463
			56,211
		Household Products/Wares: 0.1%
300		Avery Dennison Corp.	19,938
1,550		Kimberly-Clark Corp.	105,571
			125,509
		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	30,620
			30,620
		Insurance: 2.3%
1,530	@@	ACE Ltd.	85,925
1,700		Aflac, Inc.	80,240
2,800		Allstate Corp.	168,168
450		AMBAC Financial Group, Inc.	39,438
9,100		American International Group, Inc.	610,610
1,100		AON Corp.	41,415
2,700		Chubb Corp.	137,835
360		Cigna Corp.	51,300
792		Cincinnati Financial Corp.	34,230
2,600		Genworth Financial, Inc.	91,962
1,250		Hartford Financial Services Group, Inc.	118,200
988		Lincoln National Corp.	67,332
3,550		Loews Corp.	154,212
1,300		Marsh & McLennan Cos., Inc.	38,246
300		MBIA, Inc.	19,941
3,440		Metlife, Inc.	217,236
350		MGIC Investment Corp.	21,123
950		Principal Financial Group	57,846
3,900		Progressive Corp.	89,427
2,220		Prudential Financial, Inc.	201,887
700		Safeco Corp.	46,704
450		Torchmark Corp.	28,764
2,520		Travelers Cos, Inc.	127,915
850		UnumProvident Corp.	18,199
300	@@	XL Capital Ltd.	21,300
			2,569,455
		Internet: 0.6%
1,000	@	Amazon.com, Inc.	39,140
3,600	@	eBay, Inc.	115,416
700	@	Google, Inc.	314,615
700	@	IAC/InterActiveCorp.	27,440
3,350	@	Symantec Corp.	57,285
1,100	@	VeriSign, Inc.	27,830
3,500	@	Yahoo!, Inc.	108,010
			689,736
		Iron/Steel: 0.2%
300		Allegheny Technologies, Inc.	30,735
1,660		Nucor Corp.	101,044
620		United States Steel Corp.	54,944
			186,723

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.1%
1,450		Carnival Corp.	$67,309
1,000		Harley-Davidson, Inc.	65,900
550		Sabre Holdings Corp.	17,782
			150,991
		Lodging: 0.1%
700		Harrah’s Entertainment, Inc.	59,143
580		Marriott International, Inc.	27,788
350		Starwood Hotels & Resorts Worldwide, Inc.	23,030
730	@	Wyndham Worldwide Corp.	25,696
			135,657
		Machinery - Construction & Mining: 0.1%
2,200		Caterpillar, Inc.	141,724
400	@	Terex Corp.	26,336
			168,060
		Machinery - Diversified: 0.2%
450		Cummins, Inc.	60,606
700		Deere & Co.	75,894
600		Rockwell Automation, Inc.	37,254
			173,754
		Media: 1.3%
3,625		CBS Corp. - Class B	110,019
1,700		Clear Channel Communications, Inc.	61,506
9,300	@	Comcast Corp.	239,196
2,400	@	DIRECTV Group, Inc.	54,144
500		EW Scripps Co.	22,675
800		Gannett Co., Inc.	49,008
2,290		McGraw-Hill Cos., Inc.	147,957
9,650		News Corp., Inc. - Class A	217,415
8,400		Time Warner, Inc.	170,940
700		Tribune Co.	21,021
900	@	Univision Communications, Inc.	32,400
1,500	@	Viacom, Inc. - Class B	58,560
8,800		Walt Disney Co.	301,488
			1,486,329
		Mining: 0.2%
1,500		Alcoa, Inc.	50,115
750		Freeport-McMoRan Copper & Gold, Inc.	43,058
1,200		Newmont Mining Corp.	54,084
670		Phelps Dodge Corp.	83,690
			230,947
		Miscellaneous Manufacturing: 2.0%
1,450		3M Co.	107,416
1,100		Cooper Industries Ltd.	100,914
750		Danaher Corp.	53,730
700		Dover Corp.	33,453
2,200		Eastman Kodak Co.	52,536
1,900		Eaton Corp.	153,919
34,450		General Electric Co.	1,202,994
3,700		Honeywell International, Inc.	171,828
400		Illinois Tool Works, Inc.	20,680
1,200	@@	Ingersoll-Rand Co.	51,972
600		ITT Corp.	35,532
700		Parker Hannifin Corp.	57,673
400		Textron, Inc.	36,916
6,900	@, @@	Tyco International Ltd.	212,727
			2,292,290
		Office/Business Equipment: 0.1%
5,800	@	Xerox Corp.	100,166
			100,166
		Oil & Gas: 3.3%
1,600		Anadarko Petroleum Corp.	64,368
9,471		Chevron Corp.	649,805
4,932		ConocoPhillips	322,651
1,400		Devon Energy Corp.	91,994
600		ENSCO International, Inc.	30,066
800		EOG Resources, Inc.	54,192
22,400		ExxonMobil Corp.	1,605,632
2,300		Marathon Oil Corp.	208,702
1,000	@, @@	Nabors Industries Ltd.	29,960
400		Noble Corp.	28,088
5,000		Occidental Petroleum Corp.	230,900
700		Sunoco, Inc.	45,164
1,000	@	Transocean, Inc.	76,680

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
2,700		Valero Energy Corp.	$155,655
1,000		XTO Energy, Inc.	51,660
			3,645,517
		Oil & Gas Services: 0.5%
300		Baker Hughes, Inc.	19,533
800		BJ Services Co.	21,432
5,450		Halliburton Co.	168,296
1,000	@	National Oilwell Varco, Inc.	69,640
3,700		Schlumberger Ltd.	232,360
			511,261
		Packaging & Containers: 0.2%
800		Ball Corp.	37,040
700		Bemis Co.	23,191
2,300	@	Pactiv Corp.	74,060
700		Sealed Air Corp.	45,108
			179,399
		Pharmaceuticals: 2.3%
5,300		Abbott Laboratories	289,486
1,720		AmerisourceBergen Corp.	90,592
400	@	Barr Pharmaceuticals, Inc.	21,200
5,300		Bristol-Myers Squibb Co.	139,867
1,400		Cardinal Health, Inc.	98,126
1,480		Caremark Rx, Inc.	91,153
2,100		Eli Lilly & Co.	110,544
310	@	Express Scripts, Inc.	23,377
1,450	@	Forest Laboratories, Inc.	75,052
1,650	@	Gilead Sciences, Inc.	118,074
1,910	@	King Pharmaceuticals, Inc.	35,622
400	@	Medco Health Solutions, Inc.	27,044
8,300		Merck & Co., Inc.	366,528
1,500		Mylan Laboratories	31,755
25,500		Pfizer, Inc.	636,480
6,800		Schering-Plough Corp.	159,664
750	@	Watson Pharmaceuticals, Inc.	19,770
4,500		Wyeth	220,140
			2,554,474
		Pipelines: 0.2%
2,300		El Paso Corp.	33,074
400		Kinder Morgan, Inc.	42,304
300		Questar Corp.	25,242
1,600		Spectra Energy Corp.	41,168
1,750		Williams Cos., Inc.	47,198
			188,986
		Real Estate: 0.0%
802	@	Realogy Corp.	23,723
			23,723
		Real Estate Investment Trusts: 0.2%
350		Apartment Investment & Management Co.	20,601
400		Boston Properties, Inc.	48,040
900		Prologis	59,517
200		Public Storage, Inc.	20,254
400		Simon Property Group, Inc.	45,096
200		Vornado Realty Trust	25,440
			218,948
		Retail: 2.3%
400	@	Autozone, Inc.	50,116
1,340		Best Buy Co., Inc.	62,270
1,600	@	Big Lots, Inc.	40,048
1,950		Circuit City Stores, Inc.	37,109
1,600		Costco Wholesale Corp.	89,424
1,000		CVS Corp.	31,410
750		Darden Restaurants, Inc.	30,720
1,950		Family Dollar Stores, Inc.	56,492
3,172		Federated Department Stores, Inc.	141,662
2,400		Gap, Inc.	46,056
4,970		Home Depot, Inc.	196,812
700		JC Penney Co., Inc.	56,777
1,850	@	Kohl’s Corp.	127,632
5,000		Lowe’s Cos., Inc.	162,800
4,250		McDonald’s Corp.	185,810
1,800		Nordstrom, Inc.	95,562
1,650	@	Office Depot, Inc.	55,044
400		OfficeMax, Inc.	20,760
330	@	Sears Holding Corp.	59,483
2,425		Staples, Inc.	63,099

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
2,450	@	Starbucks Corp.	$75,705
2,850		Target Corp.	175,361
2,000		TJX Cos., Inc.	55,000
3,510		Walgreen Co.	156,932
8,450		Wal-Mart Stores, Inc.	408,135
600		Wendy’s International, Inc.	19,254
900		Yum! Brands, Inc.	52,146
			2,551,619
		Savings & Loans: 0.1%
3,191		Washington Mutual, Inc.	137,468
			137,468
		Semiconductors: 0.9%
1,700	@	Advanced Micro Devices, Inc.	25,602
1,600	@	Altera Corp.	33,776
1,450		Analog Devices, Inc.	52,563
5,250		Applied Materials, Inc.	97,493
800	@	Broadcom Corp.	27,272
17,900		Intel Corp.	355,315
700		KLA-Tencor Corp.	36,218
2,800	@	LSI Logic Corp.	28,392
1,050		Maxim Integrated Products	34,388
3,500	@	Micron Technology, Inc.	41,510
1,000		National Semiconductor Corp.	25,620
1,000	@	Novellus Systems, Inc.	32,200
1,100	@	Nvidia Corp.	34,100
2,500	@	Teradyne, Inc.	40,300
3,000		Texas Instruments, Inc.	92,880
1,100		Xilinx, Inc.	28,182
			985,811
		Software: 1.5%
2,170	@	Adobe Systems, Inc.	85,173
980	@	Autodesk, Inc.	40,327
2,000		Automatic Data Processing, Inc.	99,580
2,050	@	BMC Software, Inc.	63,263
1,650		CA, Inc.	42,983
3,040	@	Compuware Corp.	27,816
950	@	Electronic Arts, Inc.	47,899
550		Fidelity National Information Services, Inc.	25,273
3,049		First Data Corp.	77,841
700	@	Fiserv, Inc.	37,072
800		IMS Health, Inc.	23,104
1,200	@	Intuit, Inc.	35,412
27,700		Microsoft Corp.	780,309
12,080	@	Oracle Corp.	198,474
1,300		Paychex, Inc.	52,819
			1,637,345
		Telecommunications: 2.5%
1,300		Alltel Corp.	78,767
22,101		AT&T, Inc.	813,317
1,850	@	Avaya, Inc.	22,718
1,400		CenturyTel, Inc.	62,650
23,100	@	Cisco Systems, Inc.	599,214
1,600		Citizens Communications Co.	24,112
5,700	@	Corning, Inc.	117,591
448		Embarq Corp.	24,797
1,900	@	Juniper Networks, Inc.	35,929
9,620		Motorola, Inc.	178,162
6,050		Qualcomm, Inc.	243,694
5,300	@	Qwest Communications International, Inc.	47,064
9,368		Sprint Nextel Corp.	180,615
10,250		Verizon Communications, Inc.	383,658
			2,812,288
		Toys/Games/Hobbies: 0.1%
1,500		Hasbro, Inc.	42,435
1,300		Mattel, Inc.	33,813
			76,248
		Transportation: 0.6%
650		Burlington Northern Santa Fe Corp.	51,474
1,360		CSX Corp.	51,231
1,500		FedEx Corp.	171,270
1,450		Norfolk Southern Corp.	68,730
900		Union Pacific Corp.	88,767
2,800		United Parcel Service, Inc.	196,532
			628,004
		Total Common Stock
		(Cost $ 40,829,562)	44,325,667

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 28, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 55.8%
		Federal Home Loan Mortgage Corporation: 41.5%
$49,500,000		5.070%, due 06/26/08		$46,364,103
				46,364,103
		Federal National Mortgage Corporation: 14.3%
17,000,000	^^	5.080%, due 05/15/08		16,002,253
				16,002,253
		Total U.S. Government Agency Obligations
		(Cost $ 64,283,967)		62,366,356

U.S. TREASURY OBLIGATIONS: 4.3%
		U.S. Treasury STRIP: 4.3%
5,068,000	^^	4.840%, due 05/15/08		4,786,888
		Total U.S. Treasury Obligations
		(Cost $ 4,774,700)		4,786,888

		Total Long-Term Investments
		(Cost $109,888,230)		111,478,911

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
637,000		Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $637,094 to be received upon repurchase (Collateralized by $645,000 Federal Home Loan Bank, 5.125%, Market Value plus accrued interest $652,840, due 06/18/08)		637,000
		Total Short-Term Investments
		(Cost $637,000)		637,000

		Total Investments in Securities
		(Cost $110,525,230)*	100.3%	$112,115,911
		Other Assets and Liabilities - Net	(0.3)	(289,707)
		Net Assets	100.0%	$111,826,204

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $110,941,759.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,811,124
	Gross Unrealized Depreciation	(2,636,972)
	Net Unrealized Appreciation	$1,174,152

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 45.4%
		Advertising: 0.1%
820		Omnicom Group	$84,960
			84,960
		Aerospace/Defense: 1.1%
1,920		Boeing Co.	167,558
1,430		General Dynamics Corp.	109,338
350		Goodrich Corp.	17,168
450		L-3 Communications Holdings, Inc.	39,195
890		Lockheed Martin Corp.	86,579
847		Northrop Grumman Corp.	60,857
1,904		Raytheon Co.	101,959
2,450		United Technologies Corp.	160,794
			743,448
		Agriculture: 0.8%
5,240		Altria Group, Inc.	441,627
1,400		Archer-Daniels-Midland Co.	48,132
740		Reynolds American, Inc.	45,177
350		UST, Inc.	20,321
			555,257
		Apparel: 0.2%
1,710	@	Coach, Inc.	80,712
470		Jones Apparel Group, Inc.	15,472
310		Liz Claiborne, Inc.	13,950
420		Nike, Inc.	43,877
200		Polo Ralph Lauren Corp.	17,396
			171,407
		Auto Manufacturers: 0.2%
4,780		Ford Motor Co.	37,858
1,300		General Motors Corp.	41,496
875		Paccar, Inc.	60,804
			140,158
		Auto Parts & Equipment: 0.1%
420		Johnson Controls, Inc.	39,396
			39,396
		Banks: 3.3%
13,633		Bank of America Corp.	693,511
1,790		Bank of New York Co., Inc.	72,710
1,271		BB&T Corp.	53,992
1,079		Capital One Financial Corp.	83,169
540		Comerica, Inc.	32,611
300		Compass Bancshares, Inc.	20,703
1,300		Fifth Third Bancorp.	52,364
360		First Horizon National Corp.	15,534
730		Huntington Bancshares, Inc.	16,900
950		Keycorp.	35,853
200		M&T Bank Corp.	23,984
520		Marshall & Ilsley Corp.	24,716
990		Mellon Financial Corp.	42,996
3,380		National City Corp.	127,933
760		PNC Financial Services Group, Inc.	55,716
2,401		Regions Financial Corp.	86,004
650		State Street Corp.	42,582
870		SunTrust Banks, Inc.	73,350
738		Synovus Financial Corp.	23,889
4,290		US Bancorp.	152,981
4,669		Wachovia Corp.	258,523
8,320		Wells Fargo & Co.	288,704
190		Zions Bancorp.	16,222
			2,294,947
		Beverages: 0.9%
2,510		Anheuser-Busch Cos., Inc.	123,191
270		Brown-Forman Corp.	17,685
4,740		Coca-Cola Co.	221,263
200		Molson Coors Brewing Co.	16,888
1,170		Pepsi Bottling Group, Inc.	36,270
3,710		PepsiCo, Inc.	234,287
			649,584
		Biotechnology: 0.5%
2,970	@	Amgen, Inc.	190,852
750	@	Biogen Idec, Inc.	33,893

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
850	@	Celgene Corp.	$45,305
550	@	Genzyme Corp.	33,990
800	@	Medimmune, Inc.	25,528
			329,568
		Building Materials: 0.0%
1,020		Masco Corp.	30,447
			30,447
		Chemicals: 0.7%
250		Air Products & Chemicals, Inc.	18,705
300		Ashland, Inc.	19,674
2,630		Dow Chemical Co.	115,194
500		Ecolab, Inc.	21,150
1,300		EI DuPont de Nemours & Co.	65,975
970		International Flavors & Fragrances, Inc.	45,396
1,500		Monsanto Co.	79,035
400		PPG Industries, Inc.	26,500
480		Rohm & Haas Co.	25,373
750		Sherwin-Williams Co.	49,913
400		Sigma-Aldrich Corp.	16,400
			483,315
		Coal: 0.1%
500		Consol Energy, Inc.	17,835
650		Peabody Energy Corp.	26,260
			44,095
		Commercial Services: 0.4%
450	@	Apollo Group, Inc.	21,281
700	@	Convergys Corp.	18,004
520		Equifax, Inc.	20,134
720		H&R Block, Inc.	15,682
1,190		McKesson Corp.	66,354
1,710		Moody’s Corp.	110,671
450		Robert Half International, Inc.	17,582
1,697		Western Union Co.	36,774
			306,482
		Computers: 2.0%
2,100	@	Apple, Inc.	177,681
140	@	Cognizant Technology Solutions Corp.	12,628
400	@	Computer Sciences Corp.	21,172
7,550	@	Dell, Inc.	172,518
1,150		Electronic Data Systems Corp.	32,223
7,690	@	EMC Corp.	107,276
7,760		Hewlett-Packard Co.	305,589
4,500		International Business Machines Corp.	418,545
280	@	Lexmark International, Inc.	16,957
450	@	NCR Corp.	20,790
910	@	Network Appliance, Inc.	35,190
550	@	Sandisk Corp.	20,031
8,550	@	Sun Microsystems, Inc.	52,412
1,700	@	Unisys Corp.	14,433
			1,407,445
		Cosmetics/Personal Care: 0.9%
1,000		Avon Products, Inc.	36,660
1,190		Colgate-Palmolive Co.	80,158
650		Estee Lauder Cos., Inc.	31,122
7,879		Procter & Gamble Co.	500,238
			648,178
		Distribution/Wholesale: 0.0%
250		WW Grainger, Inc.	19,288
			19,288
		Diversified Financial Services: 4.1%
2,980		American Express Co.	169,473
996		Ameriprise Financial, Inc.	58,226
280		Bear Stearns Cos., Inc.	42,627
2,400		Charles Schwab Corp.	44,352
80		Chicago Mercantile Exchange Holdings, Inc.	43,130
900		CIT Group, Inc.	50,823
13,990		Citigroup, Inc.	705,096
1,810		Countrywide Financial Corp.	69,287
800	@	E*Trade Financial Corp.	18,472
2,350		Fannie Mae	133,316
420		Federated Investors, Inc.	15,023
420		Franklin Resources, Inc.	49,304
1,750		Freddie Mac	112,315
1,020		Goldman Sachs Group, Inc.	205,632
750		Janus Capital Group, Inc.	15,938
10,450		JP Morgan Chase & Co.	516,230

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
200		Legg Mason, Inc.	$20,548
1,580		Lehman Brothers Holdings, Inc.	115,814
2,230		Merrill Lynch & Co., Inc.	186,606
3,280		Morgan Stanley	245,738
720		SLM Corp.	30,686
650		T. Rowe Price Group, Inc.	30,264
			2,878,900
		Electric: 1.4%
2,300	@	AES Corp.	49,036
450	@	Allegheny Energy, Inc.	21,258
1,290		American Electric Power Co., Inc.	57,869
1,200		Centerpoint Energy, Inc.	21,408
200		Constellation Energy Group, Inc.	15,734
300		DTE Energy Co.	13,890
2,200		Duke Energy Corp.	43,318
2,200	@	Dynegy, Inc.	18,062
1,010		Edison International	47,389
600		Entergy Corp.	59,220
1,050		Exelon Corp.	69,227
1,170		FirstEnergy Corp.	73,207
500		FPL Group, Inc.	29,535
640		PG&E Corp.	29,709
350		Pinnacle West Capital Corp.	16,597
400		PPL Corp.	15,208
800		Progress Energy, Inc.	39,088
800		Public Service Enterprise Group, Inc.	59,920
2,350		Southern Co.	84,130
1,000		TECO Energy, Inc.	16,770
1,430		TXU Corp.	94,595
2,820		Xcel Energy, Inc.	66,637
			941,807
		Electrical Components & Equipment: 0.1%
1,040		Emerson Electric Co.	44,814
			44,814
		Electronics: 0.2%
850	@	Agilent Technologies, Inc.	26,962
650		Applera Corp. - Applied Biosystems Group	20,072
920	@	Thermo Electron Corp.	41,648
300	@	Waters Corp.	16,278
			104,960
		Entertainment: 0.0%
350		International Game Technology	14,438
			14,438
		Environmental Control: 0.1%
1,760		Waste Management, Inc.	59,928
			59,928
		Food: 0.5%
1,000		Campbell Soup Co.	40,830
350	@	Dean Foods Co.	15,764
2,050		General Mills, Inc.	115,538
400		Hershey Co.	21,152
800		HJ Heinz Co.	36,696
670		Kellogg Co.	33,446
800		Kroger Co.	20,536
400		McCormick & Co., Inc.	15,316
1,000		Safeway, Inc.	34,570
350		Whole Foods Market, Inc.	16,720
			350,568
		Forest Products & Paper: 0.2%
1,100		International Paper Co.	39,611
450		MeadWestvaco Corp.	13,703
1,050		Temple-Inland, Inc.	62,790
			116,104
		Gas: 0.1%
400		KeySpan Corp.	16,416
800		NiSource, Inc.	19,032
670		Sempra Energy	40,234
			75,682
		Hand/Machine Tools: 0.2%
260		Black & Decker Corp.	21,910
690		Snap-On, Inc.	34,569
980		Stanley Works	54,459
			110,938
		Healthcare - Products: 1.3%
1,610		Baxter International, Inc.	80,516
630		Becton Dickinson & Co.	47,874

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
600		Biomet, Inc.	$25,398
2,850	@	Boston Scientific Corp.	46,484
190		CR Bard, Inc.	15,162
7,140		Johnson & Johnson	450,177
2,800		Medtronic, Inc.	141,008
400	@	St. Jude Medical, Inc.	15,860
500		Stryker Corp.	31,010
550	@	Zimmer Holdings, Inc.	46,382
			899,871
		Healthcare - Services: 0.8%
1,690		Aetna, Inc.	74,816
625	@	Coventry Health Care, Inc.	34,013
670	@	Humana, Inc.	40,093
400	@	Laboratory Corp. of America Holdings	31,900
330		Quest Diagnostics	16,837
3,800		UnitedHealth Group, Inc.	198,360
1,790	@	WellPoint, Inc.	142,108
			538,127
		Home Builders: 0.0%
600		D.R. Horton, Inc.	15,222
			15,222
		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	19,832
200		Whirlpool Corp.	17,642
			37,474
		Household Products/Wares: 0.1%
250		Avery Dennison Corp.	16,615
1,150		Kimberly-Clark Corp.	78,327
			94,942
		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	19,903
			19,903
		Insurance: 2.6%
1,090	@@	ACE Ltd.	61,214
1,170		Aflac, Inc.	55,224
2,030		Allstate Corp.	121,922
320		AMBAC Financial Group, Inc.	28,045
6,420		American International Group, Inc.	430,782
750		AON Corp.	28,238
1,910		Chubb Corp.	97,506
290		Cigna Corp.	41,325
556		Cincinnati Financial Corp.	24,030
1,900		Genworth Financial, Inc.	67,203
850		Hartford Financial Services Group, Inc.	80,376
682		Lincoln National Corp.	46,478
2,510		Loews Corp.	109,034
900		Marsh & McLennan Cos., Inc.	26,478
220		MBIA, Inc.	14,623
2,420		Metlife, Inc.	152,823
270		MGIC Investment Corp.	16,295
660		Principal Financial Group	40,187
2,790		Progressive Corp.	63,975
1,590		Prudential Financial, Inc.	144,595
510		Safeco Corp.	34,027
280		Torchmark Corp.	17,898
1,760		Travelers Cos, Inc.	89,338
650		UnumProvident Corp.	13,917
200	@@	XL Capital Ltd.	14,200
			1,819,733
		Internet: 0.7%
750	@	Amazon.com, Inc.	29,355
2,510	@	eBay, Inc.	80,471
550	@	Google, Inc.	247,198
500	@	IAC/InterActiveCorp.	19,600
2,417	@	Symantec Corp.	41,331
800	@	VeriSign, Inc.	20,240
2,500	@	Yahoo!, Inc.	77,150
			515,345
		Iron/Steel: 0.2%
200		Allegheny Technologies, Inc.	20,490
1,190		Nucor Corp.	72,435
460		United States Steel Corp.	40,765
			133,690
		Leisure Time: 0.2%
1,100		Carnival Corp.	51,062
670		Harley-Davidson, Inc.	44,153
350		Sabre Holdings Corp.	11,316
			106,531

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Lodging: 0.1%
500		Harrah’s Entertainment, Inc.	$42,245
440		Marriott International, Inc.	21,080
200		Starwood Hotels & Resorts Worldwide, Inc.	13,160
466	@	Wyndham Worldwide Corp.	16,403
			92,888
		Machinery - Construction & Mining: 0.2%
1,550		Caterpillar, Inc.	99,851
300	@	Terex Corp.	19,752
			119,603
		Machinery - Diversified: 0.2%
320		Cummins, Inc.	43,098
450		Deere & Co.	48,789
420		Rockwell Automation, Inc.	26,078
			117,965
		Media: 1.5%
2,600		CBS Corp. - Class B	78,910
1,200		Clear Channel Communications, Inc.	43,416
6,525	@	Comcast Corp.	167,823
1,700	@	DIRECTV Group, Inc.	38,352
300		EW Scripps Co.	13,605
600		Gannett Co., Inc.	36,756
1,600		McGraw-Hill Cos., Inc.	103,376
6,900		News Corp., Inc. - Class A	155,457
6,000		Time Warner, Inc.	122,100
500		Tribune Co.	15,015
650	@	Univision Communications, Inc.	23,400
1,100	@	Viacom, Inc. - Class B	42,944
6,290		Walt Disney Co.	215,495
			1,056,649
		Mining: 0.2%
1,000		Alcoa, Inc.	33,410
590		Freeport-McMoRan Copper & Gold, Inc.	33,872
800		Newmont Mining Corp.	36,056
560		Phelps Dodge Corp.	69,950
			173,288
		Miscellaneous Manufacturing: 2.3%
1,050		3M Co.	77,784
790		Cooper Industries Ltd.	72,475
550		Danaher Corp.	39,402
450		Dover Corp.	21,506
1,550		Eastman Kodak Co.	37,014
1,350		Eaton Corp.	109,364
24,550		General Electric Co.	857,286
2,630		Honeywell International, Inc.	122,137
300		Illinois Tool Works, Inc.	15,510
810	@@	Ingersoll-Rand Co.	35,081
390		ITT Corp.	23,096
440		Parker Hannifin Corp.	36,252
360		Textron, Inc.	33,224
4,900	@, @@	Tyco International Ltd.	151,067
			1,631,198
		Office/Business Equipment: 0.1%
4,210	@	Xerox Corp.	72,707
			72,707
		Oil & Gas: 3.8%
1,120		Anadarko Petroleum Corp.	45,058
6,771		Chevron Corp.	464,558
3,474		ConocoPhillips	227,269
1,060		Devon Energy Corp.	69,653
400		ENSCO International, Inc.	20,044
630		EOG Resources, Inc.	42,676
16,000		ExxonMobil Corp.	1,146,880
1,650		Marathon Oil Corp.	149,721
750	@, @@	Nabors Industries Ltd.	22,470
300		Noble Corp.	21,066
3,560		Occidental Petroleum Corp.	164,401
470		Sunoco, Inc.	30,324
750	@	Transocean, Inc.	57,510
2,000		Valero Energy Corp.	115,300
750		XTO Energy, Inc.	38,745
			2,615,675

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 0.5%
200		Baker Hughes, Inc.	$13,022
600		BJ Services Co.	16,074
3,850		Halliburton Co.	118,888
700	@	National Oilwell Varco, Inc.	48,748
2,600		Schlumberger Ltd.	163,280
			360,012
		Packaging & Containers: 0.2%
530		Ball Corp.	24,539
500		Bemis Co.	16,565
1,550	@	Pactiv Corp.	49,910
490		Sealed Air Corp.	31,576
			122,590
		Pharmaceuticals: 2.6%
3,800		Abbott Laboratories	207,556
1,180		AmerisourceBergen Corp.	62,151
350	@	Barr Pharmaceuticals, Inc.	18,550
3,800		Bristol-Myers Squibb Co.	100,282
950		Cardinal Health, Inc.	66,586
1,020		Caremark Rx, Inc.	62,822
1,500		Eli Lilly & Co.	78,960
210	@	Express Scripts, Inc.	15,836
1,070	@	Forest Laboratories, Inc.	55,383
1,200	@	Gilead Sciences, Inc.	85,872
1,390	@	King Pharmaceuticals, Inc.	25,924
300	@	Medco Health Solutions, Inc.	20,283
5,960		Merck & Co., Inc.	263,194
1,050		Mylan Laboratories	22,229
18,220		Pfizer, Inc.	454,771
4,900		Schering-Plough Corp.	115,052
450	@	Watson Pharmaceuticals, Inc.	11,862
3,200		Wyeth	156,544
			1,823,857
		Pipelines: 0.2%
1,600		El Paso Corp.	23,008
300		Kinder Morgan, Inc.	31,728
200		Questar Corp.	16,828
1,100		Spectra Energy Corp.	28,303
1,270		Williams Cos., Inc.	34,252
			134,119
		Real Estate: 0.0%
502	@	Realogy Corp.	14,849
			14,849
		Real Estate Investment Trusts: 0.2%
300		Apartment Investment & Management Co.	17,658
300		Boston Properties, Inc.	36,030
700		Prologis	46,291
100		Public Storage, Inc.	10,127
300		Simon Property Group, Inc.	33,822
100		Vornado Realty Trust	12,720
			156,648
		Retail: 2.6%
300	@	Autozone, Inc.	37,587
920		Best Buy Co., Inc.	42,752
1,100	@	Big Lots, Inc.	27,533
1,400		Circuit City Stores, Inc.	26,642
1,170		Costco Wholesale Corp.	65,391
750		CVS Corp.	23,558
490		Darden Restaurants, Inc.	20,070
1,450		Family Dollar Stores, Inc.	42,007
2,298		Federated Department Stores, Inc.	102,629
1,680		Gap, Inc.	32,239
3,590		Home Depot, Inc.	142,164
550		JC Penney Co., Inc.	44,611
1,350	@	Kohl’s Corp.	93,137
3,630		Lowe’s Cos., Inc.	118,193
3,010		McDonald’s Corp.	131,597
1,230		Nordstrom, Inc.	65,301
1,150	@	Office Depot, Inc.	38,364
300		OfficeMax, Inc.	15,570
200	@	Sears Holding Corp.	36,050
1,710		Staples, Inc.	44,494
1,720	@	Starbucks Corp.	53,148
2,000		Target Corp.	123,060
1,380		TJX Cos., Inc.	37,950
2,550		Walgreen Co.	114,011
6,040		Wal-Mart Stores, Inc.	291,732
480		Wendy’s International, Inc.	15,403
620		Yum! Brands, Inc.	35,923
			1,821,116

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.1%
2,342		Washington Mutual, Inc.	$100,893
			100,893
		Semiconductors: 1.0%
1,250	@	Advanced Micro Devices, Inc.	18,825
1,120	@	Altera Corp.	23,643
1,070		Analog Devices, Inc.	38,788
3,700		Applied Materials, Inc.	68,709
600	@	Broadcom Corp.	20,454
12,780		Intel Corp.	253,683
500		KLA-Tencor Corp.	25,870
2,000	@	LSI Logic Corp.	20,280
710		Maxim Integrated Products	23,253
2,450	@	Micron Technology, Inc.	29,057
690		National Semiconductor Corp.	17,678
750	@	Novellus Systems, Inc.	24,150
800	@	Nvidia Corp.	24,800
1,800	@	Teradyne, Inc.	29,016
2,200		Texas Instruments, Inc.	68,112
750		Xilinx, Inc.	19,215
			705,533
		Software: 1.7%
1,510	@	Adobe Systems, Inc.	59,268
680	@	Autodesk, Inc.	27,982
1,510		Automatic Data Processing, Inc.	75,183
1,460	@	BMC Software, Inc.	45,056
1,170		CA, Inc.	30,479
2,120	@	Compuware Corp.	19,398
720	@	Electronic Arts, Inc.	36,302
400		Fidelity National Information Services, Inc.	18,380
2,197		First Data Corp.	56,089
490	@	Fiserv, Inc.	25,950
430		IMS Health, Inc.	12,418
860	@	Intuit, Inc.	25,379
19,850		Microsoft Corp.	559,175
8,580	@	Oracle Corp.	140,969
870		Paychex, Inc.	35,348
			1,167,376
		Telecommunications: 2.9%
950		Alltel Corp.	57,561
15,785		AT&T, Inc.	580,888
1,350	@	Avaya, Inc.	16,578
1,040		CenturyTel, Inc.	46,540
16,500	@	Cisco Systems, Inc.	428,010
1,150		Citizens Communications Co.	17,331
4,100	@	Corning, Inc.	84,583
351		Embarq Corp.	19,428
1,400	@	Juniper Networks, Inc.	26,474
6,870		Motorola, Inc.	127,232
4,340		Qualcomm, Inc.	174,815
3,800	@	Qwest Communications International, Inc.	33,744
6,635		Sprint Nextel Corp.	127,923
7,300		Verizon Communications, Inc.	273,239
			2,014,346
		Toys/Games/Hobbies: 0.1%
1,010		Hasbro, Inc.	28,573
950		Mattel, Inc.	24,710
			53,283
		Transportation: 0.7%
490		Burlington Northern Santa Fe Corp.	38,803
980		CSX Corp.	36,917
1,110		FedEx Corp.	126,740
1,030		Norfolk Southern Corp.	48,822
650		Union Pacific Corp.	64,110
2,000		United Parcel Service, Inc.	140,380
			455,772
		Total Common Stock (Cost $ 29,160,868)	31,637,319

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII		as of February 28, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 50.9%
		Federal Home Loan Mortgage Corporation: 50.9%
$38,800,000		5.000%, due 12/22/08		$35,512,762
		Total U.S. Government Agency Obligations (Cost $ 36,347,179)		35,512,762
U.S. TREASURY OBLIGATIONS: 3.1%
		U.S. Treasury STRIP: 3.1%
2,303,000	^	4.700%, due 11/15/08		2,128,985
		Total U.S. Treasury Obligations (Cost $ 2,120,043)		2,128,985
		Total Long-Term Investments (Cost $67,628,090)		69,279,066
SHORT-TERM INVESTMENTS: 1.0%
		Repurchase Agreement: 1.0%
704,000		Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $704,104 to be received upon repurchase (Collateralized by $710,000 Federal Home Loan Bank, 5.125%, Market Value plus accrued interest $718,630, due 06/18/08)		704,000
		Total Short-Term Investments (Cost $704,000)		704,000
		Total Investments in Securities (Cost $68,332,090)*	100.4%	$69,983,066
		Other Assets and Liabilities - Net	(0.4)	(268,013)
		Net Assets	100.0%	$69,715,053

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is $68,778,393.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,648,831
	Gross Unrealized Depreciation	(1,372,205)
	Net Unrealized Appreciation	$1,276,626

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 49.8%
		Advertising: 0.1%
700		Omnicom Group	$72,527
			72,527
		Aerospace/Defense: 1.1%
1,550		Boeing Co.	135,269
1,150		General Dynamics Corp.	87,929
300		Goodrich Corp.	14,715
350		L-3 Communications Holdings, Inc.	30,485
750		Lockheed Martin Corp.	72,960
665		Northrop Grumman Corp.	47,780
1,509		Raytheon Co.	80,807
2,000		United Technologies Corp.	131,260
			601,205
		Agriculture: 0.9%
4,250		Altria Group, Inc.	358,190
1,160		Archer-Daniels-Midland Co.	39,881
600		Reynolds American, Inc.	36,630
300		UST, Inc.	17,418
			452,119
		Apparel: 0.3%
1,380	@	Coach, Inc.	65,136
350		Jones Apparel Group, Inc.	11,522
250		Liz Claiborne, Inc.	11,250
350		Nike, Inc.	36,565
200		Polo Ralph Lauren Corp.	17,396
			141,869
		Auto Manufacturers: 0.2%
4,000		Ford Motor Co.	31,680
1,100		General Motors Corp.	35,112
650		Paccar, Inc.	45,169
			111,961
		Auto Parts & Equipment: 0.1%
350		Johnson Controls, Inc.	32,830
			32,830
		Banks: 3.6%
11,272		Bank of America Corp.	573,407
1,500		Bank of New York Co., Inc.	60,930
1,086		BB&T Corp.	46,133
882		Capital One Financial Corp.	67,985
450		Comerica, Inc.	27,176
200		Compass Bancshares, Inc.	13,802
1,100		Fifth Third Bancorp.	44,308
350		First Horizon National Corp.	15,103
450		Huntington Bancshares, Inc.	10,418
750		Keycorp.	28,305
150		M&T Bank Corp.	17,988
450		Marshall & Ilsley Corp.	21,389
800		Mellon Financial Corp.	34,744
2,800		National City Corp.	105,980
650		PNC Financial Services Group, Inc.	47,652
2,058		Regions Financial Corp.	73,718
500		State Street Corp.	32,755
800		SunTrust Banks, Inc.	67,448
585		Synovus Financial Corp.	18,936
3,500		US Bancorp.	124,810
3,823		Wachovia Corp.	211,680
6,900		Wells Fargo & Co.	239,430
200		Zions Bancorp.	17,076
			1,901,173
		Beverages: 1.0%
2,100		Anheuser-Busch Cos., Inc.	103,068
170		Brown-Forman Corp.	11,135
3,950		Coca-Cola Co.	184,386
200		Molson Coors Brewing Co.	16,888
950		Pepsi Bottling Group, Inc.	29,450
3,140		PepsiCo, Inc.	198,291
			543,218
		Biotechnology: 0.5%
2,400	@	Amgen, Inc.	154,224
600	@	Biogen Idec, Inc.	27,114

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
700	@	Celgene Corp.	$37,310
450	@	Genzyme Corp.	27,810
700	@	Medimmune, Inc.	22,337
			268,795
		Building Materials: 0.0%
900		Masco Corp.	26,865
			26,865
		Chemicals: 0.8%
150		Air Products & Chemicals, Inc.	11,223
300		Ashland, Inc.	19,674
2,150		Dow Chemical Co.	94,170
400		Ecolab, Inc.	16,920
1,100		EI DuPont de Nemours & Co.	55,825
800		International Flavors & Fragrances, Inc.	37,440
1,240		Monsanto Co.	65,336
330		PPG Industries, Inc.	21,863
400		Rohm & Haas Co.	21,144
650		Sherwin-Williams Co.	43,258
300		Sigma-Aldrich Corp.	12,300
			399,153
		Coal: 0.1%
400		Consol Energy, Inc.	14,268
540		Peabody Energy Corp.	21,816
			36,084
		Commercial Services: 0.5%
400	@	Apollo Group, Inc.	18,916
600	@	Convergys Corp.	15,432
400		Equifax, Inc.	15,488
600		H&R Block, Inc.	13,068
920		McKesson Corp.	51,299
1,400		Moody’s Corp.	90,608
300		Robert Half International, Inc.	11,721
1,400		Western Union Co.	30,338
			246,870
		Computers: 2.2%
1,800	@	Apple, Inc.	152,298
100	@	Cognizant Technology Solutions Corp.	9,020
350	@	Computer Sciences Corp.	18,526
6,220	@	Dell, Inc.	142,127
1,000		Electronic Data Systems Corp.	28,020
6,350	@	EMC Corp.	88,583
6,350		Hewlett-Packard Co.	250,063
3,750		International Business Machines Corp.	348,788
300	@	Lexmark International, Inc.	18,168
350	@	NCR Corp.	16,170
710	@	Network Appliance, Inc.	27,456
500	@	Sandisk Corp.	18,210
7,000	@	Sun Microsystems, Inc.	42,910
1,400	@	Unisys Corp.	11,886
			1,172,225
		Cosmetics/Personal Care: 1.0%
900		Avon Products, Inc.	32,994
1,000		Colgate-Palmolive Co.	67,360
500		Estee Lauder Cos., Inc.	23,940
6,543		Procter & Gamble Co.	415,415
			539,709
		Distribution/Wholesale: 0.0%
200		WW Grainger, Inc.	15,430
			15,430
		Diversified Financial Services: 4.5%
2,450		American Express Co.	139,332
830		Ameriprise Financial, Inc.	48,522
240		Bear Stearns Cos., Inc.	36,538
2,000		Charles Schwab Corp.	36,960
70		Chicago Mercantile Exchange Holdings, Inc.	37,739
750		CIT Group, Inc.	42,353
11,600		Citigroup, Inc.	584,640
1,470		Countrywide Financial Corp.	56,272
700	@	E*Trade Financial Corp.	16,163
2,000		Fannie Mae	113,460
350		Federated Investors, Inc.	12,520
350		Franklin Resources, Inc.	41,087
1,400		Freddie Mac	89,852
900		Goldman Sachs Group, Inc.	181,440
600		Janus Capital Group, Inc.	12,750
8,600		JP Morgan Chase & Co.	424,840

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
100		Legg Mason, Inc.	$10,274
1,340		Lehman Brothers Holdings, Inc.	98,222
1,800		Merrill Lynch & Co., Inc.	150,624
2,650		Morgan Stanley	198,538
600		SLM Corp.	25,572
500		T. Rowe Price Group, Inc.	23,280
			2,380,978
		Electric: 1.5%
1,850	@	AES Corp.	39,442
300	@	Allegheny Energy, Inc.	14,172
1,050		American Electric Power Co., Inc.	47,103
1,050		Centerpoint Energy, Inc.	18,732
150		Constellation Energy Group, Inc.	11,801
300		DTE Energy Co.	13,890
1,800		Duke Energy Corp.	35,442
1,800	@	Dynegy, Inc.	14,778
800		Edison International	37,536
500		Entergy Corp.	49,350
800		Exelon Corp.	52,744
920		FirstEnergy Corp.	57,564
400		FPL Group, Inc.	23,628
450		PG&E Corp.	20,889
300		Pinnacle West Capital Corp.	14,226
400		PPL Corp.	15,208
700		Progress Energy, Inc.	34,202
650		Public Service Enterprise Group, Inc.	48,685
1,900		Southern Co.	68,020
800		TECO Energy, Inc.	13,416
1,180		TXU Corp.	78,057
2,300		Xcel Energy, Inc.	54,349
			763,234
		Electrical Components & Equipment: 0.1%
900		Emerson Electric Co.	38,781
			38,781
		Electronics: 0.2%
750	@	Agilent Technologies, Inc.	23,790
500		Applera Corp. - Applied Biosystems Group	15,440
800	@	Thermo Electron Corp.	36,216
200	@	Waters Corp.	10,852
			86,298
		Entertainment: 0.0%
300		International Game Technology	12,375
			12,375
		Environmental Control: 0.1%
1,450		Waste Management, Inc.	49,373
			49,373
		Food: 0.6%
850		Campbell Soup Co.	34,706
300	@	Dean Foods Co.	13,512
1,700		General Mills, Inc.	95,812
400		Hershey Co.	21,152
700		HJ Heinz Co.	32,109
550		Kellogg Co.	27,456
650		Kroger Co.	16,686
300		McCormick & Co., Inc.	11,487
800		Safeway, Inc.	27,656
300		Whole Foods Market, Inc.	14,331
			294,907
		Forest Products & Paper: 0.2%
900		International Paper Co.	32,409
400		MeadWestvaco Corp.	12,180
900		Temple-Inland, Inc.	53,820
			98,409
		Gas: 0.1%
400		KeySpan Corp.	16,416
700		NiSource, Inc.	16,653
500		Sempra Energy	30,025
			63,094
		Hand/Machine Tools: 0.2%
210		Black & Decker Corp.	17,697
600		Snap-On, Inc.	30,060
800		Stanley Works	44,456
			92,213
		Healthcare - Products: 1.4%
1,250		Baxter International, Inc.	62,513
480		Becton Dickinson & Co.	36,475

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
500		Biomet, Inc.	$21,165
2,300	@	Boston Scientific Corp.	37,513
150		CR Bard, Inc.	11,970
5,900		Johnson & Johnson	371,995
2,300		Medtronic, Inc.	115,828
300	@	St. Jude Medical, Inc.	11,895
400		Stryker Corp.	24,808
500	@	Zimmer Holdings, Inc.	42,165
			736,327
		Healthcare - Services: 0.8%
1,370		Aetna, Inc.	60,650
550	@	Coventry Health Care, Inc.	29,931
510	@	Humana, Inc.	30,518
350	@	Laboratory Corp. of America Holdings	27,913
300		Quest Diagnostics	15,306
3,150		UnitedHealth Group, Inc.	164,430
1,460	@	WellPoint, Inc.	115,909
			444,657
		Home Builders: 0.0%
500		D.R. Horton, Inc.	12,685
			12,685
		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	19,832
100		Whirlpool Corp.	8,821
			28,653
		Household Products/Wares: 0.1%
200		Avery Dennison Corp.	13,292
950		Kimberly-Clark Corp.	64,705
			77,997
		Housewares: 0.0%
600		Newell Rubbermaid, Inc.	18,372
			18,372
		Insurance: 2.9%
840	@@	ACE Ltd.	47,174
1,000		Aflac, Inc.	47,200
1,660		Allstate Corp.	99,700
300		AMBAC Financial Group, Inc.	26,292
5,350		American International Group, Inc.	358,985
700		AON Corp.	26,355
1,630		Chubb Corp.	83,212
200		Cigna Corp.	28,500
503		Cincinnati Financial Corp.	21,740
1,500		Genworth Financial, Inc.	53,055
750		Hartford Financial Services Group, Inc.	70,920
514		Lincoln National Corp.	35,029
2,090		Loews Corp.	90,790
800		Marsh & McLennan Cos., Inc.	23,536
150		MBIA, Inc.	9,971
2,040		Metlife, Inc.	128,826
200		MGIC Investment Corp.	12,070
550		Principal Financial Group	33,490
2,240		Progressive Corp.	51,363
1,350		Prudential Financial, Inc.	122,769
400		Safeco Corp.	26,688
200		Torchmark Corp.	12,784
1,450		Travelers Cos, Inc.	73,602
550		UnumProvident Corp.	11,776
200	@@	XL Capital Ltd.	14,200
			1,510,027
		Internet: 0.8%
600	@	Amazon.com, Inc.	23,484
2,100	@	eBay, Inc.	67,326
400	@	Google, Inc.	179,780
400	@	IAC/InterActiveCorp.	15,680
1,987	@	Symantec Corp.	33,978
600	@	VeriSign, Inc.	15,180
2,000	@	Yahoo!, Inc.	61,720
			397,148
		Iron/Steel: 0.2%
200		Allegheny Technologies, Inc.	20,490
1,000		Nucor Corp.	60,870
350		United States Steel Corp.	31,017
			112,377
		Leisure Time: 0.2%
900		Carnival Corp.	41,778
600		Harley-Davidson, Inc.	39,540

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Leisure Time (continued)
300		Sabre Holdings Corp.	$9,699
			91,017
		Lodging: 0.2%
400		Harrah’s Entertainment, Inc.	33,796
340		Marriott International, Inc.	16,289
250		Starwood Hotels & Resorts Worldwide, Inc.	16,450
450	@	Wyndham Worldwide Corp.	15,840
			82,375
		Machinery - Construction & Mining: 0.2%
1,300		Caterpillar, Inc.	83,746
300	@	Terex Corp.	19,752
			103,498
		Machinery - Diversified: 0.2%
250		Cummins, Inc.	33,670
400		Deere & Co.	43,368
300		Rockwell Automation, Inc.	18,627
			95,665
		Media: 1.7%
2,125		CBS Corp. - Class B	64,494
1,000		Clear Channel Communications, Inc.	36,180
5,400	@	Comcast Corp.	138,888
1,400	@	DIRECTV Group, Inc.	31,584
300		EW Scripps Co.	13,605
500		Gannett Co., Inc.	30,630
1,330		McGraw-Hill Cos., Inc.	85,931
5,650		News Corp., Inc. - Class A	127,295
4,900		Time Warner, Inc.	99,715
400		Tribune Co.	12,012
500	@	Univision Communications, Inc.	18,000
900	@	Viacom, Inc. - Class B	35,136
5,150		Walt Disney Co.	176,439
			869,909
		Mining: 0.3%
900		Alcoa, Inc.	30,069
450		Freeport-McMoRan Copper & Gold, Inc.	25,835
700		Newmont Mining Corp.	31,549
410		Phelps Dodge Corp.	51,213
			138,666
		Miscellaneous Manufacturing: 2.6%
850		3M Co.	62,968
700		Cooper Industries Ltd.	64,218
450		Danaher Corp.	32,238
400		Dover Corp.	19,116
1,250		Eastman Kodak Co.	29,850
1,100		Eaton Corp.	89,111
20,200		General Electric Co.	705,354
2,200		Honeywell International, Inc.	102,168
300		Illinois Tool Works, Inc.	15,510
750	@@	Ingersoll-Rand Co.	32,483
300		ITT Corp.	17,766
400		Parker Hannifin Corp.	32,956
250		Textron, Inc.	23,073
4,000	@, @@	Tyco International Ltd.	123,320
			1,350,131
		Office/Business Equipment: 0.1%
3,400	@	Xerox Corp.	58,718
			58,718
		Oil & Gas: 4.1%
1,000		Anadarko Petroleum Corp.	40,230
5,544		Chevron Corp.	380,374
2,899		ConocoPhillips	189,653
800		Devon Energy Corp.	52,568
300		ENSCO International, Inc.	15,033
500		EOG Resources, Inc.	33,870
13,150		ExxonMobil Corp.	942,592
1,300		Marathon Oil Corp.	117,962
600	@, @@	Nabors Industries Ltd.	17,976
300		Noble Corp.	21,066
3,000		Occidental Petroleum Corp.	138,540
400		Sunoco, Inc.	25,808
600	@	Transocean, Inc.	46,008
1,650		Valero Energy Corp.	95,123
600		XTO Energy, Inc.	30,996
			2,147,799

		Oil & Gas Services: 0.6%
200		Baker Hughes, Inc.	13,022

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
500		BJ Services Co.	$13,395
3,200		Halliburton Co.	98,816
600	@	National Oilwell Varco, Inc.	41,784
2,200		Schlumberger Ltd.	138,160
			305,177
		Packaging & Containers: 0.2%
500		Ball Corp.	23,150
400		Bemis Co.	13,252
1,300	@	Pactiv Corp.	41,860
400		Sealed Air Corp.	25,776
			104,038
		Pharmaceuticals: 2.9%
3,100		Abbott Laboratories	169,322
960		AmerisourceBergen Corp.	50,563
200	@	Barr Pharmaceuticals, Inc.	10,600
3,100		Bristol-Myers Squibb Co.	81,809
790		Cardinal Health, Inc.	55,371
930		Caremark Rx, Inc.	57,279
1,300		Eli Lilly & Co.	68,432
210	@	Express Scripts, Inc.	15,836
900	@	Forest Laboratories, Inc.	46,584
1,000	@	Gilead Sciences, Inc.	71,560
1,130	@	King Pharmaceuticals, Inc.	21,075
200	@	Medco Health Solutions, Inc.	13,522
4,850		Merck & Co., Inc.	214,176
900		Mylan Laboratories	19,053
15,000		Pfizer, Inc.	374,400
4,050		Schering-Plough Corp.	95,094
500	@	Watson Pharmaceuticals, Inc.	13,180
2,700		Wyeth	132,084
			1,509,940
		Pipelines: 0.2%
1,300		El Paso Corp.	18,694
200		Kinder Morgan, Inc.	21,152
200		Questar Corp.	16,828
900		Spectra Energy Corp.	23,157
1,050		Williams Cos., Inc.	28,319
			108,150
		Real Estate: 0.0%
401	@	Realogy Corp.	11,862
			11,862
		Real Estate Investment Trusts: 0.2%
250		Apartment Investment & Management Co.	14,715
200		Boston Properties, Inc.	24,020
500		Prologis	33,065
100		Public Storage, Inc.	10,127
300		Simon Property Group, Inc.	33,822
100		Vornado Realty Trust	12,720
			128,469
		Retail: 2.9%
200	@	Autozone, Inc.	25,058
820		Best Buy Co., Inc.	38,105
900	@	Big Lots, Inc.	22,527
1,150		Circuit City Stores, Inc.	21,885
950		Costco Wholesale Corp.	53,096
600		CVS Corp.	18,846
410		Darden Restaurants, Inc.	16,794
1,200		Family Dollar Stores, Inc.	34,764
1,866		Federated Department Stores, Inc.	83,336
1,450		Gap, Inc.	27,826
2,910		Home Depot, Inc.	115,236
450		JC Penney Co., Inc.	36,500
1,100	@	Kohl’s Corp.	75,889
3,000		Lowe’s Cos., Inc.	97,680
2,500		McDonald’s Corp.	109,300
1,100		Nordstrom, Inc.	58,399
950	@	Office Depot, Inc.	31,692
300		OfficeMax, Inc.	15,570
130	@	Sears Holding Corp.	23,433
1,440		Staples, Inc.	37,469
1,450	@	Starbucks Corp.	44,805
1,650		Target Corp.	101,525
1,150		TJX Cos., Inc.	31,625
2,030		Walgreen Co.	90,761
4,950		Wal-Mart Stores, Inc.	239,085
450		Wendy’s International, Inc.	14,441

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
550		Yum! Brands, Inc.	$31,867
			1,497,514
		Savings & Loans: 0.1%
1,870		Washington Mutual, Inc.	80,560
			80,560
		Semiconductors: 1.1%
1,000	@	Advanced Micro Devices, Inc.	15,060
950	@	Altera Corp.	20,055
900		Analog Devices, Inc.	32,625
3,100		Applied Materials, Inc.	57,567
500	@	Broadcom Corp.	17,045
10,540		Intel Corp.	209,219
400		KLA-Tencor Corp.	20,696
1,700	@	LSI Logic Corp.	17,238
550		Maxim Integrated Products	18,013
2,050	@	Micron Technology, Inc.	24,313
600		National Semiconductor Corp.	15,372
550	@	Novellus Systems, Inc.	17,710
700	@	Nvidia Corp.	21,700
1,500	@	Teradyne, Inc.	24,180
1,800		Texas Instruments, Inc.	55,728
700		Xilinx, Inc.	17,934
			584,455
		Software: 1.8%
1,220	@	Adobe Systems, Inc.	47,885
580	@	Autodesk, Inc.	23,867
1,250		Automatic Data Processing, Inc.	62,238
1,190	@	BMC Software, Inc.	36,723
950		CA, Inc.	24,748
1,750	@	Compuware Corp.	16,013
550	@	Electronic Arts, Inc.	27,731
320		Fidelity National Information Services, Inc.	14,704
1,800		First Data Corp.	45,954
400	@	Fiserv, Inc.	21,184
450		IMS Health, Inc.	12,996
700	@	Intuit, Inc.	20,657
16,300		Microsoft Corp.	459,171
7,110	@	Oracle Corp.	116,817
750		Paychex, Inc.	30,473
			961,161
		Telecommunications: 3.2%
800		Alltel Corp.	48,472
12,942		AT&T, Inc.	476,266
1,100	@	Avaya, Inc.	13,508
800		CenturyTel, Inc.	35,800
13,550	@	Cisco Systems, Inc.	351,487
900		Citizens Communications Co.	13,563
3,350	@	Corning, Inc.	69,111
325		Embarq Corp.	17,989
1,100	@	Juniper Networks, Inc.	20,801
5,630		Motorola, Inc.	104,268
3,600		Qualcomm, Inc.	145,008
3,100	@	Qwest Communications International, Inc.	27,528
5,509		Sprint Nextel Corp.	106,214
6,000		Verizon Communications, Inc.	224,580
			1,654,595
		Toys/Games/Hobbies: 0.1%
900		Hasbro, Inc.	25,461
750		Mattel, Inc.	19,508
			44,969
		Transportation: 0.7%
350		Burlington Northern Santa Fe Corp.	27,717
800		CSX Corp.	30,136
900		FedEx Corp.	102,762
850		Norfolk Southern Corp.	40,290
550		Union Pacific Corp.	54,247
1,600		United Parcel Service, Inc.	112,304
			367,456
		Total Common Stock (Cost $23,933,904)	26,076,062

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 28, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 44.2%
		Federal Home Loan Mortgage Corporation: 44.2%
$25,700,000		4.970%, due 04/21/09		$23,162,588
		Total U.S. Government Agency Obligations (Cost $ 23,660,574 )		23,162,588
U.S. TREASURY OBLIGATIONS: 5.9%
		U.S. Treasury STRIP: 5.9%
$3,350,000	^	4.640%, due 02/15/09		3,065,511

		Total U.S. Treasury Obligations (Cost $ 3,049,838 )		3,065,511

		Total Long-Term Investments (Cost $50,644,316)		52,304,161
SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
217,000		Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $217,032 to be received upon repurchase (Collateralized by $220,000 Federal Home Loan Bank, 5.125%, Market Value plus accrued interest $222,674, due 06/18/08)		217,000

		Total Short-Term Investments (Cost $217,000)		217,000

		Total Investments in Securities (Cost $50,861,316)*	100.3%	$52,521,161
		Other Assets and Liabilities - Net	(0.3)	(171,126)
		Net Assets	100.0%	$52,350,035

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^	Interest Only (IO) Security

*	Cost for federal income tax purposes is $51,110,600.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 2,340,436
	Gross Unrealized Depreciation	(929,875)
	Net Unrealized Appreciation	$ 1,410,561

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 54.2%
		Advertising: 0.2%
607		Omnicom Group	$62,891
			62,891
		Aerospace/Defense: 1.3%
1,415		Boeing Co.	123,487
998		General Dynamics Corp.	76,307
250		Goodrich Corp.	12,263
300		L-3 Communications Holdings, Inc.	26,130
639		Lockheed Martin Corp.	62,162
647		Northrop Grumman Corp.	46,487
1,423		Raytheon Co.	76,202
1,798		United Technologies Corp.	118,003
			541,041
		Agriculture: 1.0%
3,876		Altria Group, Inc.	326,669
1,025		Archer-Daniels-Midland Co.	35,240
534		Reynolds American, Inc.	32,601
300		UST, Inc.	17,418
			411,928
		Apparel: 0.3%
1,220	@	Coach, Inc.	57,584
403		Jones Apparel Group, Inc.	13,267
261		Liz Claiborne, Inc.	11,745
368		Nike, Inc.	38,445
100		Polo Ralph Lauren Corp.	8,698
			129,739
		Auto Manufacturers: 0.2%
3,550		Ford Motor Co.	28,116
1,000		General Motors Corp.	31,920
650		Paccar, Inc.	45,169
			105,205
		Auto Parts & Equipment: 0.1%
380		Johnson Controls, Inc.	35,644
			35,644
		Banks: 4.0%
10,014		Bank of America Corp.	509,412
1,328		Bank of New York Co., Inc.	53,943
956		BB&T Corp.	40,611
806		Capital One Financial Corp.	62,126
437		Comerica, Inc.	26,390
250		Compass Bancshares, Inc.	17,253
1,000		Fifth Third Bancorp.	40,280
320		First Horizon National Corp.	13,808
498		Huntington Bancshares, Inc.	11,529
652		Keycorp.	24,606
121		M&T Bank Corp.	14,510
395		Marshall & Ilsley Corp.	18,774
778		Mellon Financial Corp.	33,789
2,478		National City Corp.	93,792
579		PNC Financial Services Group, Inc.	42,446
1,798		Regions Financial Corp.	64,404
502		State Street Corp.	32,886
675		SunTrust Banks, Inc.	56,909
532		Synovus Financial Corp.	17,221
3,118		US Bancorp.	111,188
3,428		Wachovia Corp.	189,808
6,126		Wells Fargo & Co.	212,572
100		Zions Bancorp.	8,538
			1,696,795
		Beverages: 1.1%
1,842		Anheuser-Busch Cos., Inc.	90,405
213		Brown-Forman Corp.	13,952
3,502		Coca-Cola Co.	163,473
100		Molson Coors Brewing Co.	8,444
859		Pepsi Bottling Group, Inc.	26,629
2,715		PepsiCo, Inc.	171,452
			474,355
		Biotechnology: 0.6%
2,127	@	Amgen, Inc.	136,681
600	@	Biogen Idec, Inc.	27,114

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
550	@	Celgene Corp.	$29,315
397	@	Genzyme Corp.	24,535
600	@	Medimmune, Inc.	19,146
			236,791
		Building Materials: 0.1%
768		Masco Corp.	22,925
			22,925
		Chemicals: 0.8%
152		Air Products & Chemicals, Inc.	11,373
200		Ashland, Inc.	13,116
1,948		Dow Chemical Co.	85,322
400		Ecolab, Inc.	16,920
950		EI DuPont de Nemours & Co.	48,213
688		International Flavors & Fragrances, Inc.	32,198
1,088		Monsanto Co.	57,327
325		PPG Industries, Inc.	21,531
401		Rohm & Haas Co.	21,197
612		Sherwin-Williams Co.	40,729
300		Sigma-Aldrich Corp.	12,300
			360,226
		Coal: 0.1%
300		Consol Energy, Inc.	10,701
480		Peabody Energy Corp.	19,392
			30,093
		Commercial Services: 0.5%
300	@	Apollo Group, Inc.	14,187
600	@	Convergys Corp.	15,432
332		Equifax, Inc.	12,855
506		H&R Block, Inc.	11,021
801		McKesson Corp.	44,664
1,244		Moody’s Corp.	80,512
295		Robert Half International, Inc.	11,526
1,319		Western Union Co.	28,583
			218,780
		Computers: 2.4%
1,600	@	Apple, Inc.	135,376
150	@	Cognizant Technology Solutions Corp.	13,530
279	@	Computer Sciences Corp.	14,767
5,536	@	Dell, Inc.	126,498
850		Electronic Data Systems Corp.	23,817
5,660	@	EMC Corp.	78,957
5,689		Hewlett-Packard Co.	224,033
3,338		International Business Machines Corp.	310,467
203	@	Lexmark International, Inc.	12,294
296	@	NCR Corp.	13,675
684	@	Network Appliance, Inc.	26,450
400	@	Sandisk Corp.	14,568
6,300	@	Sun Microsystems, Inc.	38,619
1,266	@	Unisys Corp.	10,748
			1,043,799
		Cosmetics/Personal Care: 1.1%
800		Avon Products, Inc.	29,328
925		Colgate-Palmolive Co.	62,308
500		Estee Lauder Cos., Inc.	23,940
5,797		Procter & Gamble Co.	368,052
			483,628
		Distribution/Wholesale: 0.0%
165		WW Grainger, Inc.	12,730
			12,730
		Diversified Financial Services: 4.9%
2,266		American Express Co.	128,867
753		Ameriprise Financial, Inc.	44,020
199		Bear Stearns Cos., Inc.	30,296
1,750		Charles Schwab Corp.	32,340
60		Chicago Mercantile Exchange Holdings, Inc.	32,348
600		CIT Group, Inc.	33,882
10,280		Citigroup, Inc.	518,112
1,330		Countrywide Financial Corp.	50,912
650	@	E*Trade Financial Corp.	15,009
1,718		Fannie Mae	97,462
299		Federated Investors, Inc.	10,695
273		Franklin Resources, Inc.	32,047
1,300		Freddie Mac	83,434
780		Goldman Sachs Group, Inc.	157,248
600		Janus Capital Group, Inc.	12,750
7,700		JP Morgan Chase & Co.	380,380

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
100		Legg Mason, Inc.	$10,274
1,138		Lehman Brothers Holdings, Inc.	83,415
1,653		Merrill Lynch & Co., Inc.	138,323
2,390		Morgan Stanley	179,059
545		SLM Corp.	23,228
400		T. Rowe Price Group, Inc.	18,624
			2,112,725
		Electric: 1.6%
1,638	@	AES Corp.	34,922
275	@	Allegheny Energy, Inc.	12,991
907		American Electric Power Co., Inc.	40,688
900		Centerpoint Energy, Inc.	16,056
123		Constellation Energy Group, Inc.	9,676
300		DTE Energy Co.	13,890
1,600		Duke Energy Corp.	31,504
1,600	@	Dynegy, Inc.	13,136
691		Edison International	32,422
450		Entergy Corp.	44,415
750		Exelon Corp.	49,448
863		FirstEnergy Corp.	53,998
400		FPL Group, Inc.	23,628
454		PG&E Corp.	21,075
200		Pinnacle West Capital Corp.	9,484
300		PPL Corp.	11,406
600		Progress Energy, Inc.	29,316
650		Public Service Enterprise Group, Inc.	48,685
1,700		Southern Co.	60,860
700		TECO Energy, Inc.	11,739
1,076		TXU Corp.	71,177
2,107		Xcel Energy, Inc.	49,788
			690,304
		Electrical Components & Equipment: 0.1%
808		Emerson Electric Co.	34,817
			34,817
		Electronics: 0.2%
592	@	Agilent Technologies, Inc.	18,778
444		Applera Corp. - Applied Biosystems Group	13,711
683	@	Thermo Electron Corp.	30,919
190	@	Waters Corp.	10,309
			73,717
		Entertainment: 0.0%
300		International Game Technology	12,375
			12,375
		Environmental Control: 0.1%
1,352		Waste Management, Inc.	46,036
			46,036
		Food: 0.6%
700		Campbell Soup Co.	28,581
300	@	Dean Foods Co.	13,512
1,530		General Mills, Inc.	86,231
300		Hershey Co.	15,864
632		HJ Heinz Co.	28,990
529		Kellogg Co.	26,408
575		Kroger Co.	14,760
291		McCormick & Co., Inc.	11,142
700		Safeway, Inc.	24,199
300		Whole Foods Market, Inc.	14,331
			264,018
		Forest Products & Paper: 0.2%
800		International Paper Co.	28,808
425		MeadWestvaco Corp.	12,941
738		Temple-Inland, Inc.	44,132
			85,881
		Gas: 0.1%
300		KeySpan Corp.	12,312
600		NiSource, Inc.	14,274
465		Sempra Energy	27,923
			54,509
		Hand/Machine Tools: 0.2%
198		Black & Decker Corp.	16,685
548		Snap-On, Inc.	27,455
685		Stanley Works	38,065
			82,205
		Healthcare - Products: 1.5%
1,119		Baxter International, Inc.	55,961
454		Becton Dickinson & Co.	34,499

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
500		Biomet, Inc.	$21,165
2,050	@	Boston Scientific Corp.	33,436
207		CR Bard, Inc.	16,519
5,202		Johnson & Johnson	327,986
2,000		Medtronic, Inc.	100,720
300	@	St. Jude Medical, Inc.	11,895
400		Stryker Corp.	24,808
400	@	Zimmer Holdings, Inc.	33,732
			660,721
		Healthcare - Services: 0.9%
1,168		Aetna, Inc.	51,707
515	@	Coventry Health Care, Inc.	28,026
502	@	Humana, Inc.	30,040
300	@	Laboratory Corp. of America Holdings	23,925
304		Quest Diagnostics	15,510
2,748		UnitedHealth Group, Inc.	143,446
1,268	@	WellPoint, Inc.	100,667
			393,321
		Home Builders: 0.0%
400		D.R. Horton, Inc.	10,148
			10,148
		Home Furnishings: 0.1%
100		Harman International Industries, Inc.	9,916
170		Whirlpool Corp.	14,996
			24,912
		Household Products/Wares: 0.2%
200		Avery Dennison Corp.	13,292
837		Kimberly-Clark Corp.	57,008
			70,300
		Housewares: 0.0%
518		Newell Rubbermaid, Inc.	15,861
			15,861
		Insurance: 3.2%
812	@@	ACE Ltd.	45,602
886		Aflac, Inc.	41,819
1,494		Allstate Corp.	89,730
267		AMBAC Financial Group, Inc.	23,400
4,799		American International Group, Inc.	322,013
550		AON Corp.	20,708
1,392		Chubb Corp.	71,062
218		Cigna Corp.	31,065
431		Cincinnati Financial Corp.	18,628
1,400		Genworth Financial, Inc.	49,518
676		Hartford Financial Services Group, Inc.	63,923
497		Lincoln National Corp.	33,871
1,863		Loews Corp.	80,929
700		Marsh & McLennan Cos., Inc.	20,594
197		MBIA, Inc.	13,095
1,761		Metlife, Inc.	111,207
187		MGIC Investment Corp.	11,285
508		Principal Financial Group	30,932
2,038		Progressive Corp.	46,731
1,173		Prudential Financial, Inc.	106,673
318		Safeco Corp.	21,217
177		Torchmark Corp.	11,314
1,280		Travelers Cos, Inc.	64,973
510		UnumProvident Corp.	10,919
200	@@	XL Capital Ltd.	14,200
			1,355,408
		Internet: 0.8%
500	@	Amazon.com, Inc.	19,570
1,916	@	eBay, Inc.	61,427
350	@	Google, Inc.	157,308
400	@	IAC/InterActiveCorp.	15,680
1,759	@	Symantec Corp.	30,079
600	@	VeriSign, Inc.	15,180
1,800	@	Yahoo!, Inc.	55,548
			354,792
		Iron/Steel: 0.2%
200		Allegheny Technologies, Inc.	20,490
852		Nucor Corp.	51,861
283		United States Steel Corp.	25,079
			97,430
		Leisure Time: 0.2%
757		Carnival Corp.	35,140
512		Harley-Davidson, Inc.	33,741

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Leisure Time (continued)
254		Sabre Holdings Corp.	$8,212
			77,093
		Lodging: 0.2%
300		Harrah’s Entertainment, Inc.	25,347
332		Marriott International, Inc.	15,906
204		Starwood Hotels & Resorts Worldwide, Inc.	13,423
329	@	Wyndham Worldwide Corp.	11,581
			66,257
		Machinery - Construction & Mining: 0.2%
1,150		Caterpillar, Inc.	74,083
200	@	Terex Corp.	13,168
			87,251
		Machinery - Diversified: 0.2%
206		Cummins, Inc.	27,744
400		Deere & Co.	43,368
266		Rockwell Automation, Inc.	16,516
			87,628
		Media: 1.8%
1,922		CBS Corp. - Class B	58,333
900		Clear Channel Communications, Inc.	32,562
4,800	@	Comcast Corp.	123,456
1,300	@	DIRECTV Group, Inc.	29,328
200		EW Scripps Co.	9,070
450		Gannett Co., Inc.	27,567
1,202		McGraw-Hill Cos., Inc.	77,661
5,000		News Corp., Inc. - Class A	112,650
4,400		Time Warner, Inc.	89,540
400		Tribune Co.	12,012
450	@	Univision Communications, Inc.	16,200
800	@	Viacom, Inc. - Class B	31,232
4,570		Walt Disney Co.	156,568
			776,179
		Mining: 0.3%
800		Alcoa, Inc.	26,728
400		Freeport-McMoRan Copper & Gold, Inc.	22,964
600		Newmont Mining Corp.	27,042
390		Phelps Dodge Corp.	48,715
			125,449
		Miscellaneous Manufacturing: 2.8%
770		3M Co.	57,042
613		Cooper Industries Ltd.	56,237
425		Danaher Corp.	30,447
353		Dover Corp.	16,870
1,150		Eastman Kodak Co.	27,462
996		Eaton Corp.	80,686
18,055		General Electric Co.	630,477
1,959		Honeywell International, Inc.	90,976
200		Illinois Tool Works, Inc.	10,340
628	@@	Ingersoll-Rand Co.	27,199
280		ITT Corp.	16,582
318		Parker Hannifin Corp.	26,200
237		Textron, Inc.	21,873
3,600	@, @@	Tyco International Ltd.	110,988
			1,203,379
		Office/Business Equipment: 0.1%
3,094	@	Xerox Corp.	53,433
			53,433
		Oil & Gas: 4.5%
854		Anadarko Petroleum Corp.	34,356
4,947		Chevron Corp.	339,414
2,551		ConocoPhillips	166,886
724		Devon Energy Corp.	47,574
300		ENSCO International, Inc.	15,033
426		EOG Resources, Inc.	28,857
11,767		ExxonMobil Corp.	843,459
1,176		Marathon Oil Corp.	106,710
500	@, @@	Nabors Industries Ltd.	14,980
200		Noble Corp.	14,044
2,680		Occidental Petroleum Corp.	123,762
374		Sunoco, Inc.	24,130
500	@	Transocean, Inc.	38,340
1,478		Valero Energy Corp.	85,207
500		XTO Energy, Inc.	25,830
			1,908,582
		Oil & Gas Services: 0.6%
200		Baker Hughes, Inc.	13,022

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
400		BJ Services Co.	$10,716
2,900		Halliburton Co.	89,552
500	@	National Oilwell Varco, Inc.	34,820
1,950		Schlumberger Ltd.	122,460
			270,570
		Packaging & Containers: 0.2%
460		Ball Corp.	21,298
300		Bemis Co.	9,939
1,200	@	Pactiv Corp.	38,640
397		Sealed Air Corp.	25,583
			95,460
		Pharmaceuticals: 3.1%
2,750		Abbott Laboratories	150,205
880		AmerisourceBergen Corp.	46,350
200	@	Barr Pharmaceuticals, Inc.	10,600
2,800		Bristol-Myers Squibb Co.	73,892
758		Cardinal Health, Inc.	53,128
811		Caremark Rx, Inc.	49,949
1,100		Eli Lilly & Co.	57,904
110	@	Express Scripts, Inc.	8,295
809	@	Forest Laboratories, Inc.	41,874
924	@	Gilead Sciences, Inc.	66,121
944	@	King Pharmaceuticals, Inc.	17,606
200	@	Medco Health Solutions, Inc.	13,522
4,339		Merck & Co., Inc.	191,610
800		Mylan Laboratories	16,936
13,406		Pfizer, Inc.	334,614
3,550		Schering-Plough Corp.	83,354
450	@	Watson Pharmaceuticals, Inc.	11,862
2,344		Wyeth	114,668
			1,342,490
		Pipelines: 0.2%
1,200		El Paso Corp.	17,256
200		Kinder Morgan, Inc.	21,152
200		Questar Corp.	16,828
900		Spectra Energy Corp.	23,157
929		Williams Cos., Inc.	25,055
			103,448
		Real Estate: 0.0%
401	@	Realogy Corp.	11,862
			11,862
		Real Estate Investment Trusts: 0.3%
200		Apartment Investment & Management Co.	11,772
200		Boston Properties, Inc.	24,020
500		Prologis	33,065
100		Public Storage, Inc.	10,127
200		Simon Property Group, Inc.	22,548
100		Vornado Realty Trust	12,720
			114,252
		Retail: 3.1%
200	@	Autozone, Inc.	25,058
739		Best Buy Co., Inc.	34,341
800	@	Big Lots, Inc.	20,024
993		Circuit City Stores, Inc.	18,897
786		Costco Wholesale Corp.	43,930
500		CVS Corp.	15,705
391		Darden Restaurants, Inc.	16,015
1,000		Family Dollar Stores, Inc.	28,970
1,672		Federated Department Stores, Inc.	74,672
1,268		Gap, Inc.	24,333
2,662		Home Depot, Inc.	105,415
392		JC Penney Co., Inc.	31,795
950	@	Kohl’s Corp.	65,541
2,662		Lowe’s Cos., Inc.	86,675
2,252		McDonald’s Corp.	98,457
948		Nordstrom, Inc.	50,329
812	@	Office Depot, Inc.	27,088
200		OfficeMax, Inc.	10,380
130	@	Sears Holding Corp.	23,433
1,267		Staples, Inc.	32,967
1,342	@	Starbucks Corp.	41,468
1,501		Target Corp.	92,357
1,030		TJX Cos., Inc.	28,325
1,843		Walgreen Co.	82,401
4,460		Wal-Mart Stores, Inc.	215,418
339		Wendy’s International, Inc.	10,879

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
446		Yum! Brands, Inc.	$25,841
			1,330,714
		Savings & Loans: 0.2%
1,737		Washington Mutual, Inc.	74,830
			74,830
		Semiconductors: 1.2%
900	@	Advanced Micro Devices, Inc.	13,554
870	@	Altera Corp.	18,366
799		Analog Devices, Inc.	28,964
2,682		Applied Materials, Inc.	49,805
400	@	Broadcom Corp.	13,636
9,371		Intel Corp.	186,014
400		KLA-Tencor Corp.	20,696
1,450	@	LSI Logic Corp.	14,703
512		Maxim Integrated Products	16,768
1,800	@	Micron Technology, Inc.	21,348
507		National Semiconductor Corp.	12,989
500	@	Novellus Systems, Inc.	16,100
600	@	Nvidia Corp.	18,600
1,300	@	Teradyne, Inc.	20,956
1,600		Texas Instruments, Inc.	49,536
600		Xilinx, Inc.	15,372
			517,407
		Software: 2.0%
1,124	@	Adobe Systems, Inc.	44,117
542	@	Autodesk, Inc.	22,303
1,113		Automatic Data Processing, Inc.	55,416
1,064	@	BMC Software, Inc.	32,835
931		CA, Inc.	24,253
1,559	@	Compuware Corp.	14,265
508	@	Electronic Arts, Inc.	25,613
300		Fidelity National Information Services, Inc.	13,785
1,619		First Data Corp.	41,333
389	@	Fiserv, Inc.	20,601
437		IMS Health, Inc.	12,621
656	@	Intuit, Inc.	19,359
14,537		Microsoft Corp.	409,507
6,286	@	Oracle Corp.	103,279
673		Paychex, Inc.	27,344
			866,631
		Telecommunications: 3.4%
700		Alltel Corp.	42,413
11,537		AT&T, Inc.	424,562
983	@	Avaya, Inc.	12,071
780		CenturyTel, Inc.	34,905
12,101	@	Cisco Systems, Inc.	313,900
800		Citizens Communications Co.	12,056
3,046	@	Corning, Inc.	62,839
212		Embarq Corp.	11,734
1,000	@	Juniper Networks, Inc.	18,910
5,089		Motorola, Inc.	94,248
3,224		Qualcomm, Inc.	129,863
2,800	@	Qwest Communications International, Inc.	24,864
4,940		Sprint Nextel Corp.	95,243
5,345		Verizon Communications, Inc.	200,063
			1,477,671
		Toys/Games/Hobbies: 0.1%
755		Hasbro, Inc.	21,359
676		Mattel, Inc.	17,583
			38,942
		Transportation: 0.8%
322		Burlington Northern Santa Fe Corp.	25,499
760		CSX Corp.	28,629
785		FedEx Corp.	89,631
775		Norfolk Southern Corp.	36,735
450		Union Pacific Corp.	44,384
1,400		United Parcel Service, Inc.	98,266
			323,144
		Total Common Stock
		(Cost $ 21,400,820 )	23,258,722

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 45.0%
	U.S. Treasury STRIP: 45.0%
$21,589,000 ^^	Discount Note, due 08/15/09		$19,307,777
	Total U.S. Treasury Obligations
	(Cost $ 19,231,458 )		19,307,777

	Total Long-Term Investments
	(Cost $40,632,278)		42,566,499
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreement: 1.0%
407,000	Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $407,060 to be received upon repurchase (Collateralized by $415,000 Federal Home Loan Bank, 5.125%, Market Value plus accrued interest $420,044, due 06/18/08)		407,000
	Total Short-Term Investments
	(Cost $407,000)		407,000
	Total Investments in Securities
	(Cost $41,039,278)*	100.2%	$42,973,499
	Other Assets and Liabilities — Net	(0.2)	(77,902)
	Net Assets	100.0%	$42,895,597
@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $41,258,716.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$2,108,061
	Gross Unrealized Depreciation		(393,278)
	Net Unrealized Appreciation		$1,714,783

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 50.7%
		Advertising: 0.1%
407		Omnicom Group	$42,169
			42,169
		Aerospace/Defense: 1.2%
849		Boeing Co.	74,092
654		General Dynamics Corp.	50,005
150		Goodrich Corp.	7,358
160		L-3 Communications Holdings, Inc.	13,936
376		Lockheed Martin Corp.	36,577
374		Northrop Grumman Corp.	26,872
842		Raytheon Co.	45,089
1,098		United Technologies Corp.	72,062
			325,991
		Agriculture: 0.9%
2,319		Altria Group, Inc.	195,445
632		Archer-Daniels-Midland Co.	21,728
266		Reynolds American, Inc.	16,239
200		UST, Inc.	11,612
			245,024
		Apparel: 0.3%
716	@	Coach, Inc.	33,795
262		Jones Apparel Group, Inc.	8,625
183		Liz Claiborne, Inc.	8,235
178		Nike, Inc.	18,596
100		Polo Ralph Lauren Corp.	8,698
			77,949
		Auto Manufacturers: 0.2%
2,233		Ford Motor Co.	17,685
600		General Motors Corp.	19,152
375		Paccar, Inc.	26,059
			62,896
		Auto Parts & Equipment: 0.1%
202		Johnson Controls, Inc.	18,948
			18,948
		Banks: 3.7%
6,221		Bank of America Corp.	316,462
827		Bank of New York Co., Inc.	33,593
630		BB&T Corp.	26,762
450		Capital One Financial Corp.	34,686
253		Comerica, Inc.	15,279
120		Compass Bancshares, Inc.	8,281
550		Fifth Third Bancorp.	22,154
162		First Horizon National Corp.	6,990
350		Huntington Bancshares, Inc.	8,103
401		Keycorp.	15,134
107		M&T Bank Corp.	12,831
198		Marshall & Ilsley Corp.	9,411
427		Mellon Financial Corp.	18,545
1,571		National City Corp.	59,462
311		PNC Financial Services Group, Inc.	22,799
1,064		Regions Financial Corp.	38,112
275		State Street Corp.	18,015
411		SunTrust Banks, Inc.	34,651
306		Synovus Financial Corp.	9,905
1,925		US Bancorp.	68,646
2,088		Wachovia Corp.	115,613
3,758		Wells Fargo & Co.	130,403
126		Zions Bancorp.	10,758
			1,036,595
		Beverages: 1.0%
1,129		Anheuser-Busch Cos., Inc.	55,411
87		Brown-Forman Corp.	5,699
2,193		Coca-Cola Co.	102,369
50		Molson Coors Brewing Co.	4,222
524		Pepsi Bottling Group, Inc.	16,244
1,712		PepsiCo, Inc.	108,113
			292,058
		Biotechnology: 0.5%
1,284	@	Amgen, Inc.	82,510
400	@	Biogen Idec, Inc.	18,076

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
350	@	Celgene Corp.	$18,655
297	@	Genzyme Corp.	18,355
400	@	Medimmune, Inc.	12,764
			150,360
		Building Materials: 0.0%
450		Masco Corp.	13,433
			13,433
		Chemicals: 0.8%
96		Air Products & Chemicals, Inc.	7,183
100		Ashland, Inc.	6,558
1,193		Dow Chemical Co.	52,253
200		Ecolab, Inc.	8,460
550		EI DuPont de Nemours & Co.	27,913
446		International Flavors & Fragrances, Inc.	20,873
664		Monsanto Co.	34,986
222		PPG Industries, Inc.	14,708
207		Rohm & Haas Co.	10,942
311		Sherwin-Williams Co.	20,697
200		Sigma-Aldrich Corp.	8,200
			212,773
		Coal: 0.1%
200		Consol Energy, Inc.	7,134
290		Peabody Energy Corp.	11,716
			18,850
		Commercial Services: 0.5%
200	@	Apollo Group, Inc.	9,458
300	@	Convergys Corp.	7,716
236		Equifax, Inc.	9,138
320		H&R Block, Inc.	6,970
570		McKesson Corp.	31,783
752		Moody’s Corp.	48,669
151		Robert Half International, Inc.	5,900
833		Western Union Co.	18,051
			137,685
		Computers: 2.3%
1,000	@	Apple, Inc.	84,610
50	@	Cognizant Technology Solutions Corp.	4,510
204	@	Computer Sciences Corp.	10,798
3,371	@	Dell, Inc.	77,027
534		Electronic Data Systems Corp.	14,963
3,511	@	EMC Corp.	48,978
3,470		Hewlett-Packard Co.	136,649
2,087		International Business Machines Corp.	194,112
169	@	Lexmark International, Inc.	10,235
238	@	NCR Corp.	10,996
444	@	Network Appliance, Inc.	17,169
300	@	Sandisk Corp.	10,926
3,900	@	Sun Microsystems, Inc.	23,907
781	@	Unisys Corp.	6,631
			651,511
		Cosmetics/Personal Care: 1.0%
450		Avon Products, Inc.	16,497
549		Colgate-Palmolive Co.	36,981
250		Estee Lauder Cos., Inc.	11,970
3,595		Procter & Gamble Co.	228,247
			293,695
		Distribution/Wholesale: 0.0%
98		WW Grainger, Inc.	7,561
			7,561
		Diversified Financial Services: 4.6%
1,335		American Express Co.	75,921
417		Ameriprise Financial, Inc.	24,378
130		Bear Stearns Cos., Inc.	19,791
1,100		Charles Schwab Corp.	20,328
40		Chicago Mercantile Exchange Holdings, Inc.	21,565
398		CIT Group, Inc.	22,475
6,364		Citigroup, Inc.	320,746
838		Countrywide Financial Corp.	32,079
350	@	E*Trade Financial Corp.	8,082
1,041		Fannie Mae	59,056
257		Federated Investors, Inc.	9,193
163		Franklin Resources, Inc.	19,135
750		Freddie Mac	48,135
493		Goldman Sachs Group, Inc.	99,389
350		Janus Capital Group, Inc.	7,438
4,700		JP Morgan Chase & Co.	232,180

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
100		Legg Mason, Inc.	$10,274
704		Lehman Brothers Holdings, Inc.	51,603
971		Merrill Lynch & Co., Inc.	81,253
1,485		Morgan Stanley	111,256
351		SLM Corp.	14,960
320		T. Rowe Price Group, Inc.	14,899
			1,304,136
		Electric: 1.5%
1,058	@	AES Corp.	22,557
144	@	Allegheny Energy, Inc.	6,803
559		American Electric Power Co., Inc.	25,077
520		Centerpoint Energy, Inc.	9,277
62		Constellation Energy Group, Inc.	4,878
150		DTE Energy Co.	6,945
1,000		Duke Energy Corp.	19,690
950	@	Dynegy, Inc.	7,800
494		Edison International	23,178
300		Entergy Corp.	29,610
500		Exelon Corp.	32,965
463		FirstEnergy Corp.	28,970
250		FPL Group, Inc.	14,768
242		PG&E Corp.	11,234
150		Pinnacle West Capital Corp.	7,113
200		PPL Corp.	7,604
350		Progress Energy, Inc.	17,101
342		Public Service Enterprise Group, Inc.	25,616
1,050		Southern Co.	37,590
400		TECO Energy, Inc.	6,708
668		TXU Corp.	44,188
1,310		Xcel Energy, Inc.	30,955
			420,627
		Electrical Components & Equipment: 0.1%
454		Emerson Electric Co.	19,563
			19,563
		Electronics: 0.2%
356	@	Agilent Technologies, Inc.	11,292
278		Applera Corp. - Applied Biosystems Group	8,585
381	@	Thermo Electron Corp.	17,248
154	@	Waters Corp.	8,356
			45,481
		Entertainment: 0.0%
170		International Game Technology	7,013
			7,013
		Environmental Control: 0.1%
779		Waste Management, Inc.	26,525
			26,525
		Food: 0.6%
416		Campbell Soup Co.	16,985
150	@	Dean Foods Co.	6,756
880		General Mills, Inc.	49,597
200		Hershey Co.	10,576
350		HJ Heinz Co.	16,055
341		Kellogg Co.	17,023
328		Kroger Co.	8,420
192		McCormick & Co., Inc.	7,352
507		Safeway, Inc.	17,527
150		Whole Foods Market, Inc.	7,166
			157,457
		Forest Products & Paper: 0.2%
550		International Paper Co.	19,806
222		MeadWestvaco Corp.	6,760
496		Temple-Inland, Inc.	29,661
			56,227
		Gas: 0.1%
250		KeySpan Corp.	10,260
350		NiSource, Inc.	8,327
317		Sempra Energy	19,036
			37,623
		Hand/Machine Tools: 0.2%
162		Black & Decker Corp.	13,652
292		Snap-On, Inc.	14,629
459		Stanley Works	25,507
			53,788
		Healthcare - Products: 1.4%
682		Baxter International, Inc.	34,107
276		Becton Dickinson & Co.	20,973

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
300		Biomet, Inc.	$12,699
1,300	@	Boston Scientific Corp.	21,203
93		CR Bard, Inc.	7,421
3,207		Johnson & Johnson	202,201
1,250		Medtronic, Inc.	62,950
200	@	St. Jude Medical, Inc.	7,930
200		Stryker Corp.	12,404
300	@	Zimmer Holdings, Inc.	25,299
			407,187
		Healthcare - Services: 0.9%
744		Aetna, Inc.	32,937
260	@	Coventry Health Care, Inc.	14,149
298	@	Humana, Inc.	17,832
181	@	Laboratory Corp. of America Holdings	14,435
212		Quest Diagnostics	10,816
1,676		UnitedHealth Group, Inc.	87,487
806	@	WellPoint, Inc.	63,988
			241,644
		Home Builders: 0.0%
300		D.R. Horton, Inc.	7,611
			7,611
		Home Furnishings: 0.1%
100		Harman International Industries, Inc.	9,916
90		Whirlpool Corp.	7,939
			17,855
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	6,646
514		Kimberly-Clark Corp.	35,009
			41,655
		Housewares: 0.0%
358		Newell Rubbermaid, Inc.	10,962
			10,962
		Insurance: 2.9%
465	@@	ACE Ltd.	26,114
547		Aflac, Inc.	25,818
923		Allstate Corp.	55,435
142		AMBAC Financial Group, Inc.	12,445
2,942		American International Group, Inc.	197,408
320		AON Corp.	12,048
840		Chubb Corp.	42,882
164		Cigna Corp.	23,370
297		Cincinnati Financial Corp.	12,836
850		Genworth Financial, Inc.	30,065
363		Hartford Financial Services Group, Inc.	34,325
291		Lincoln National Corp.	19,832
1,148		Loews Corp.	49,869
400		Marsh & McLennan Cos., Inc.	11,768
83		MBIA, Inc.	5,517
1,136		Metlife, Inc.	71,738
105		MGIC Investment Corp.	6,337
273		Principal Financial Group	16,623
1,232		Progressive Corp.	28,250
733		Prudential Financial, Inc.	66,659
210		Safeco Corp.	14,011
152		Torchmark Corp.	9,716
850		Travelers Cos, Inc.	43,146
303		UnumProvident Corp.	6,487
100	@@	XL Capital Ltd.	7,100
			829,799
		Internet: 0.7%
350	@	Amazon.com, Inc.	13,699
1,166	@	eBay, Inc.	37,382
200	@	Google, Inc.	89,890
250	@	IAC/InterActiveCorp.	9,800
996	@	Symantec Corp.	17,032
350	@	VeriSign, Inc.	8,855
1,100	@	Yahoo!, Inc.	33,946
			210,604
		Iron/Steel: 0.2%
100		Allegheny Technologies, Inc.	10,245
530		Nucor Corp.	32,261
236		United States Steel Corp.	20,914
			63,420
		Leisure Time: 0.2%
445		Carnival Corp.	20,657
295		Harley-Davidson, Inc.	19,441
103		Sabre Holdings Corp.	3,330
			43,428

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Lodging: 0.2%
200		Harrah’s Entertainment, Inc.	$16,898
232		Marriott International, Inc.	11,115
100		Starwood Hotels & Resorts Worldwide, Inc.	6,580
225	@	Wyndham Worldwide Corp.	7,920
			42,513
		Machinery - Construction & Mining: 0.2%
700		Caterpillar, Inc.	45,094
100	@	Terex Corp.	6,584
			51,678
		Machinery - Diversified: 0.2%
104		Cummins, Inc.	14,007
250		Deere & Co.	27,105
201		Rockwell Automation, Inc.	12,480
			53,592
		Media: 1.7%
1,151		CBS Corp. - Class B	34,933
600		Clear Channel Communications, Inc.	21,708
2,925	@	Comcast Corp.	75,231
750	@	DIRECTV Group, Inc.	16,920
200		EW Scripps Co.	9,070
250		Gannett Co., Inc.	15,315
758		McGraw-Hill Cos., Inc.	48,974
3,130		News Corp., Inc. - Class A	70,519
2,700		Time Warner, Inc.	54,945
200		Tribune Co.	6,006
300	@	Univision Communications, Inc.	10,800
500	@	Viacom, Inc. - Class B	19,520
2,879		Walt Disney Co.	98,635
			482,576
		Mining: 0.3%
500		Alcoa, Inc.	16,705
250		Freeport-McMoRan Copper & Gold, Inc.	14,353
400		Newmont Mining Corp.	18,028
220		Phelps Dodge Corp.	27,480
			76,566
		Miscellaneous Manufacturing: 2.6%
437		3M Co.	32,373
377		Cooper Industries Ltd.	34,586
238		Danaher Corp.	17,050
253		Dover Corp.	12,091
750		Eastman Kodak Co.	17,910
589		Eaton Corp.	47,715
11,163		General Electric Co.	389,796
1,206		Honeywell International, Inc.	56,007
100		Illinois Tool Works, Inc.	5,170
420	@@	Ingersoll-Rand Co.	18,190
236		ITT Corp.	13,976
233		Parker Hannifin Corp.	19,197
157		Textron, Inc.	14,490
2,200	@, @@	Tyco International Ltd.	67,826
			746,377
		Office/Business Equipment: 0.1%
1,919	@	Xerox Corp.	33,141
			33,141
		Oil & Gas: 4.1%
570		Anadarko Petroleum Corp.	22,931
3,077		Chevron Corp.	211,113
1,549		ConocoPhillips	101,336
437		Devon Energy Corp.	28,715
200		ENSCO International, Inc.	10,022
238		EOG Resources, Inc.	16,122
7,298		ExxonMobil Corp.	523,121
697		Marathon Oil Corp.	63,246
300	@, @@	Nabors Industries Ltd.	8,988
150		Noble Corp.	10,533
1,626		Occidental Petroleum Corp.	75,089
186		Sunoco, Inc.	12,001
300	@	Transocean, Inc.	23,004
882		Valero Energy Corp.	50,847
300		XTO Energy, Inc.	15,498
			1,172,566
		Oil & Gas Services: 0.6%
100		Baker Hughes, Inc.	6,511

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
300		BJ Services Co.	$8,037
1,730		Halliburton Co.	53,422
350	@	National Oilwell Varco, Inc.	24,374
1,200		Schlumberger Ltd.	75,360
			167,704
		Packaging & Containers: 0.2%
240		Ball Corp.	11,112
250		Bemis Co.	8,283
750	@	Pactiv Corp.	24,150
216		Sealed Air Corp.	13,919
			57,464
		Pharmaceuticals: 2.9%
1,750		Abbott Laboratories	95,585
576		AmerisourceBergen Corp.	30,338
150	@	Barr Pharmaceuticals, Inc.	7,950
1,750		Bristol-Myers Squibb Co.	46,183
433		Cardinal Health, Inc.	30,349
459		Caremark Rx, Inc.	28,270
650		Eli Lilly & Co.	34,216
110	@	Express Scripts, Inc.	8,295
448	@	Forest Laboratories, Inc.	23,188
526	@	Gilead Sciences, Inc.	37,641
575	@	King Pharmaceuticals, Inc.	10,724
100	@	Medco Health Solutions, Inc.	6,761
2,634		Merck & Co., Inc.	116,317
500		Mylan Laboratories	10,585
8,204		Pfizer, Inc.	204,772
2,200		Schering-Plough Corp.	51,656
290	@	Watson Pharmaceuticals, Inc.	7,644
1,454		Wyeth	71,130
			821,604
		Pipelines: 0.2%
700		El Paso Corp.	10,066
150		Kinder Morgan, Inc.	15,864
100		Questar Corp.	8,414
500		Spectra Energy Corp.	12,865
537		Williams Cos., Inc.	14,483
			61,692
		Real Estate: 0.0%
250	@	Realogy Corp.	7,395
			7,395
		Real Estate Investment Trusts: 0.3%
120		Apartment Investment & Management Co.	7,063
150		Boston Properties, Inc.	18,015
300		Prologis	19,839
100		Public Storage, Inc.	10,127
100		Simon Property Group, Inc.	11,274
50		Vornado Realty Trust	6,360
			72,678
		Retail: 3.0%
150	@	Autozone, Inc.	18,794
429		Best Buy Co., Inc.	19,936
500	@	Big Lots, Inc.	12,515
608		Circuit City Stores, Inc.	11,570
474		Costco Wholesale Corp.	26,492
350		CVS Corp.	10,994
262		Darden Restaurants, Inc.	10,732
650		Family Dollar Stores, Inc.	18,831
1,046		Federated Department Stores, Inc.	46,714
742		Gap, Inc.	14,239
1,623		Home Depot, Inc.	64,271
251		JC Penney Co., Inc.	20,359
640	@	Kohl’s Corp.	44,154
1,656		Lowe’s Cos., Inc.	53,919
1,382		McDonald’s Corp.	60,421
624		Nordstrom, Inc.	33,128
529	@	Office Depot, Inc.	17,647
100		OfficeMax, Inc.	5,190
90	@	Sears Holding Corp.	16,223
821		Staples, Inc.	21,362
830	@	Starbucks Corp.	25,647
945		Target Corp.	58,146
645		TJX Cos., Inc.	17,738
1,113		Walgreen Co.	49,762
2,761		Wal-Mart Stores, Inc.	133,356
257		Wendy’s International, Inc.	8,247

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
307		Yum! Brands, Inc.	$17,788
			838,175
		Savings & Loans: 0.2%
1,046		Washington Mutual, Inc.	45,062
			45,062
		Semiconductors: 1.1%
600	@	Advanced Micro Devices, Inc.	9,036
478	@	Altera Corp.	10,091
503		Analog Devices, Inc.	18,234
1,716		Applied Materials, Inc.	31,866
300	@	Broadcom Corp.	10,227
5,852		Intel Corp.	116,162
200		KLA-Tencor Corp.	10,348
950	@	LSI Logic Corp.	9,633
350		Maxim Integrated Products	11,463
1,150	@	Micron Technology, Inc.	13,639
320		National Semiconductor Corp.	8,198
300	@	Novellus Systems, Inc.	9,660
380	@	Nvidia Corp.	11,780
800	@	Teradyne, Inc.	12,896
1,000		Texas Instruments, Inc.	30,960
350		Xilinx, Inc.	8,967
			323,160
		Software: 1.9%
640	@	Adobe Systems, Inc.	25,120
320	@	Autodesk, Inc.	13,168
630		Automatic Data Processing, Inc.	31,368
623	@	BMC Software, Inc.	19,226
596		CA, Inc.	15,526
964	@	Compuware Corp.	8,821
361	@	Electronic Arts, Inc.	18,202
200		Fidelity National Information Services, Inc.	9,190
1,033		First Data Corp.	26,372
267	@	Fiserv, Inc.	14,140
214		IMS Health, Inc.	6,180
360	@	Intuit, Inc.	10,624
8,990		Microsoft Corp.	253,248
3,867	@	Oracle Corp.	63,535
418		Paychex, Inc.	16,983
			531,703
		Telecommunications: 3.3%
450		Alltel Corp.	27,266
7,161		AT&T, Inc.	263,525
638	@	Avaya, Inc.	7,835
471		CenturyTel, Inc.	21,077
7,527	@	Cisco Systems, Inc.	195,250
400		Citizens Communications Co.	6,028
1,855	@	Corning, Inc.	38,269
184		Embarq Corp.	10,184
650	@	Juniper Networks, Inc.	12,292
3,106		Motorola, Inc.	57,523
2,010		Qualcomm, Inc.	80,963
1,750	@	Qwest Communications International, Inc.	15,540
2,994		Sprint Nextel Corp.	57,724
3,362		Verizon Communications, Inc.	125,840
			919,316
		Toys/Games/Hobbies: 0.1%
424		Hasbro, Inc.	11,995
464		Mattel, Inc.	12,069
			24,064
		Transportation: 0.7%
176		Burlington Northern Santa Fe Corp.	13,937
488		CSX Corp.	18,383
517		FedEx Corp.	59,031
410		Norfolk Southern Corp.	19,434
280		Union Pacific Corp.	27,616
900		United Parcel Service, Inc.	63,171
			201,572
		Total Common Stock
		(Cost $ 13,155,354)	14,320,701

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 46.8%
		Federal National Mortgage Corporation: 46.8%
$14,950,000	^^	5.040%, due 09/15/09		$13,227,416
		Total U.S. Government Agency Obligations
		(Cost $ 13,636,384 )		13,227,416

U.S. TREASURY OBLIGATIONS: 2.4%

		U.S. Treasury STRIP: 2.4%
775,000	^	4.510%, due 11/15/09		686,724

		Total U.S. Treasury Obligations
		(Cost $ 682,020)		686,724

		Total Long-Term Investments
		(Cost $27,473,758)		28,234,841

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
117,000		Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $117,017 to be received upon repurchase (Collateralized by $120,000 Federal Home Loan Bank, 5.125%, Market Value plus accrued interest $121,459, due 06/18/08)		117,000
		Total Short-Term Investments
		(Cost $117,000)		117,000
		Total Investments in Securities
		(Cost $27,590,758)*	100.3%	$28,351,841
		Other Assets and Liabilities - Net	(0.3)	(86,993)
		Net Assets	100.0%	$28,264,848
	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^	Interest Only (IO) Security
	^^	Principal Only (PO) Security
	*	Cost for federal income tax purposes is $27,679,152.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,332,751
		Gross Unrealized Depreciation		(660,062)
		Net Unrealized Appreciation		$672,689

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 47.6%
		Advertising: 0.1%
170		Omnicom Group	$17,614
			17,614
		Aerospace/Defense: 1.1%
399		Boeing Co.	34,821
292		General Dynamics Corp.	22,326
60		Goodrich Corp.	2,943
91		L-3 Communications Holdings, Inc.	7,926
179		Lockheed Martin Corp.	17,413
175		Northrop Grumman Corp.	12,574
395		Raytheon Co.	21,152
500		United Technologies Corp.	32,815
			151,970
		Agriculture: 0.8%
1,081		Altria Group, Inc.	91,107
298		Archer-Daniels-Midland Co.	10,245
142		Reynolds American, Inc.	8,669
80		UST, Inc.	4,645
			114,666
		Apparel: 0.3%
350	@	Coach, Inc.	16,520
92		Jones Apparel Group, Inc.	3,029
73		Liz Claiborne, Inc.	3,285
88		Nike, Inc.	9,193
40		Polo Ralph Lauren Corp.	3,479
			35,506
		Auto Manufacturers: 0.2%
994		Ford Motor Co.	7,872
270		General Motors Corp.	8,618
175		Paccar, Inc.	12,161
			28,651
		Auto Parts & Equipment: 0.1%
98		Johnson Controls, Inc.	9,192
			9,192
		Banks: 3.5%
2,831		Bank of America Corp.	144,013
367		Bank of New York Co., Inc.	14,908
267		BB&T Corp.	11,342
214		Capital One Financial Corp.	16,495
104		Comerica, Inc.	6,281
61		Compass Bancshares, Inc.	4,210
270		Fifth Third Bancorp.	10,876
82		First Horizon National Corp.	3,538
147		Huntington Bancshares, Inc.	3,403
191		Keycorp.	7,208
45		M&T Bank Corp.	5,396
101		Marshall & Ilsley Corp.	4,801
208		Mellon Financial Corp.	9,033
708		National City Corp.	26,798
152		PNC Financial Services Group, Inc.	11,143
508		Regions Financial Corp.	18,197
131		State Street Corp.	8,582
189		SunTrust Banks, Inc.	15,935
162		Synovus Financial Corp.	5,244
887		US Bancorp.	31,630
978		Wachovia Corp.	54,152
1,734		Wells Fargo & Co.	60,170
44		Zions Bancorp.	3,757
			477,112
		Beverages: 1.0%
523		Anheuser-Busch Cos., Inc.	25,669
45		Brown-Forman Corp.	2,948

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Beverages (continued)
982		Coca-Cola Co.	$45,840
40		Molson Coors Brewing Co.	3,378
235		Pepsi Bottling Group, Inc.	7,285
774		PepsiCo, Inc.	48,878
			133,998
		Biotechnology: 0.5%
610	@	Amgen, Inc.	39,199
170	@	Biogen Idec, Inc.	7,682
170	@	Celgene Corp.	9,061
115	@	Genzyme Corp.	7,107
170	@	Medimmune, Inc.	5,425
			68,474
		Building Materials: 0.0%
209		Masco Corp.	6,239
			6,239
		Chemicals: 0.7%
50		Air Products & Chemicals, Inc.	3,741
70		Ashland, Inc.	4,591
547		Dow Chemical Co.	23,959
100		Ecolab, Inc.	4,230
270		EI DuPont de Nemours & Co.	13,703
204		International Flavors & Fragrances, Inc.	9,547
312		Monsanto Co.	16,439
94		PPG Industries, Inc.	6,228
106		Rohm & Haas Co.	5,603
163		Sherwin-Williams Co.	10,848
90		Sigma-Aldrich Corp.	3,690
			102,579
		Coal: 0.1%
100		Consol Energy, Inc.	3,567
140		Peabody Energy Corp.	5,656
			9,223
		Commercial Services: 0.5%
90	@	Apollo Group, Inc.	4,256
150	@	Convergys Corp.	3,858
109		Equifax, Inc.	4,220
140		H&R Block, Inc.	3,049
249		McKesson Corp.	13,884
364		Moody's Corp.	23,558
92		Robert Half International, Inc.	3,594
361		Western Union Co.	7,823
			64,242
		Computers: 2.1%
440	@	Apple, Inc.	37,228
40	@	Cognizant Technology Solutions Corp.	3,608
89	@	Computer Sciences Corp.	4,711
1,555	@	Dell, Inc.	35,532
248		Electronic Data Systems Corp.	6,949
1,585	@	EMC Corp.	22,111
1,606		Hewlett-Packard Co.	63,244
937		International Business Machines Corp.	87,150
66	@	Lexmark International, Inc.	3,997
86	@	NCR Corp.	3,973
187	@	Network Appliance, Inc.	7,231
130	@	Sandisk Corp.	4,735
1,770	@	Sun Microsystems, Inc.	10,850
344	@	Unisys Corp.	2,921
			294,240
		Cosmetics/Personal Care: 1.0%
220		Avon Products, Inc.	8,065
250		Colgate-Palmolive Co.	16,840
130		Estee Lauder Cos., Inc.	6,224
1,635		Procter & Gamble Co.	103,806
			134,935
		Distribution/Wholesale: 0.0%
41		WW Grainger, Inc.	3,163
			3,163

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 4.3%
620		American Express Co.	$35,259
204		Ameriprise Financial, Inc.	11,926
57		Bear Stearns Cos., Inc.	8,678
504		Charles Schwab Corp.	9,314
20		Chicago Mercantile Exchange Holdings, Inc.	10,783
182		CIT Group, Inc.	10,278
2,908		Citigroup, Inc.	146,563
370		Countrywide Financial Corp.	14,164
170	@	E*Trade Financial Corp.	3,925
496		Fannie Mae	28,138
99		Federated Investors, Inc.	3,541
89		Franklin Resources, Inc.	10,448
360		Freddie Mac	23,105
217		Goldman Sachs Group, Inc.	43,747
160		Janus Capital Group, Inc.	3,400
2,160		JP Morgan Chase & Co.	106,704
30		Legg Mason, Inc.	3,082
324		Lehman Brothers Holdings, Inc.	23,749
465		Merrill Lynch & Co., Inc.	38,911
674		Morgan Stanley	50,496
150		SLM Corp.	6,393
122		T. Rowe Price Group, Inc.	5,680
			598,284
		Electric: 1.4%
474	@	AES Corp.	10,106
83	@	Allegheny Energy, Inc.	3,921
264		American Electric Power Co., Inc.	11,843
250		Centerpoint Energy, Inc.	4,460
49		Constellation Energy Group, Inc.	3,855
70		DTE Energy Co.	3,241
450		Duke Energy Corp.	8,861
450	@	Dynegy, Inc.	3,695
206		Edison International	9,666
130		Entergy Corp.	12,831
210		Exelon Corp.	13,845
227		FirstEnergy Corp.	14,203
110		FPL Group, Inc.	6,498
125		PG&E Corp.	5,803
70		Pinnacle West Capital Corp.	3,319
90		PPL Corp.	3,422
170		Progress Energy, Inc.	8,306
174		Public Service Enterprise Group, Inc.	13,033
480		Southern Co.	17,184
200		TECO Energy, Inc.	3,354
302		TXU Corp.	19,977
589		Xcel Energy, Inc.	13,918
			195,341
		Electrical Components & Equipment: 0.1%
216		Emerson Electric Co.	9,307
			9,307
		Electronics: 0.1%
178	@	Agilent Technologies, Inc.	5,646
121		Applera Corp. - Applied Biosystems Group	3,736
193	@	Thermo Electron Corp.	8,737
48	@	Waters Corp.	2,604
			20,723
		Entertainment: 0.0%
70		International Game Technology	2,888
			2,888
		Environmental Control: 0.1%
371		Waste Management, Inc.	12,633
			12,633
		Food: 0.5%
197		Campbell Soup Co.	8,044
80	@	Dean Foods Co.	3,603
424		General Mills, Inc.	23,897
90		Hershey Co.	4,759
169		HJ Heinz Co.	7,752

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Food (continued)
135		Kellogg Co.	$6,739
162		Kroger Co.	4,159
88		McCormick & Co., Inc.	3,370
208		Safeway, Inc.	7,191
70		Whole Foods Market, Inc.	3,344
			72,858
		Forest Products & Paper: 0.2%
230		International Paper Co.	8,282
98		MeadWestvaco Corp.	2,984
220		Temple-Inland, Inc.	13,156
			24,422
		Gas: 0.1%
90		KeySpan Corp.	3,694
170		NiSource, Inc.	4,044
132		Sempra Energy	7,927
			15,665
		Hand/Machine Tools: 0.2%
57		Black & Decker Corp.	4,803
157		Snap-On, Inc.	7,866
211		Stanley Works	11,725
			24,394
		Healthcare - Products: 1.4%
324		Baxter International, Inc.	16,203
132		Becton Dickinson & Co.	10,031
130		Biomet, Inc.	5,503
590	@	Boston Scientific Corp.	9,623
53		CR Bard, Inc.	4,229
1,471		Johnson & Johnson	92,747
570		Medtronic, Inc.	28,705
90	@	St. Jude Medical, Inc.	3,569
100		Stryker Corp.	6,202
120	@	Zimmer Holdings, Inc.	10,120
			186,932
		Healthcare - Services: 0.8%
342		Aetna, Inc.	15,140
130	@	Coventry Health Care, Inc.	7,075
136	@	Humana, Inc.	8,138
82	@	Laboratory Corp. of America Holdings	6,540
78		Quest Diagnostics	3,980
786		UnitedHealth Group, Inc.	41,029
374	@	WellPoint, Inc.	29,692
			111,594
		Home Builders: 0.0%
120		D.R. Horton, Inc.	3,044
			3,044
		Home Furnishings: 0.1%
40		Harman International Industries, Inc.	3,966
40		Whirlpool Corp.	3,528
			7,494
		Household Products/Wares: 0.1%
50		Avery Dennison Corp.	3,323
237		Kimberly-Clark Corp.	16,142
			19,465
		Housewares: 0.0%
142		Newell Rubbermaid, Inc.	4,348
			4,348
		Insurance: 2.8%
220	@@	ACE Ltd.	12,355
249		Aflac, Inc.	11,753
414		Allstate Corp.	24,865
72		AMBAC Financial Group, Inc.	6,310
1,344		American International Group, Inc.	90,182
170		AON Corp.	6,401
402		Chubb Corp.	20,522
60		Cigna Corp.	8,550
120		Cincinnati Financial Corp.	5,186
390		Genworth Financial, Inc.	13,794
186		Hartford Financial Services Group, Inc.	17,588

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
144		Lincoln National Corp.	$9,814
523		Loews Corp.	22,719
190		Marsh & McLennan Cos., Inc.	5,590
53		MBIA, Inc.	3,523
508		Metlife, Inc.	32,080
54		MGIC Investment Corp.	3,259
135		Principal Financial Group	8,220
574		Progressive Corp.	13,162
334		Prudential Financial, Inc.	30,374
102		Safeco Corp.	6,805
57		Torchmark Corp.	3,643
367		Travelers Cos, Inc.	18,629
135		UnumProvident Corp.	2,890
50	@@	XL Capital Ltd.	3,550
			381,764
		Internet: 0.8%
150	@	Amazon.com, Inc.	5,871
528	@	eBay, Inc.	16,928
110	@	Google, Inc.	49,440
110	@	IAC/InterActiveCorp.	4,312
494	@	Symantec Corp.	8,447
160	@	VeriSign, Inc.	4,048
520	@	Yahoo!, Inc.	16,047
			105,093
		Iron/Steel: 0.2%
40		Allegheny Technologies, Inc.	4,098
248		Nucor Corp.	15,096
89		United States Steel Corp.	7,887
			27,081
		Leisure Time: 0.2%
219		Carnival Corp.	10,166
151		Harley-Davidson, Inc.	9,951
89		Sabre Holdings Corp.	2,877
			22,994
		Lodging: 0.1%
100		Harrah's Entertainment, Inc.	8,449
98		Marriott International, Inc.	4,695
54		Starwood Hotels & Resorts Worldwide, Inc.	3,553
106	@	Wyndham Worldwide Corp.	3,731
			20,428
		Machinery - Construction & Mining: 0.2%
330		Caterpillar, Inc.	21,259
60	@	Terex Corp.	3,950
			25,209
		Machinery - Diversified: 0.2%
67		Cummins, Inc.	9,024
100		Deere & Co.	10,842
88		Rockwell Automation, Inc.	5,464
			25,330
		Media: 1.6%
535		CBS Corp. - Class B	16,237
260		Clear Channel Communications, Inc.	9,407
1,365	@	Comcast Corp.	35,108
360	@	DIRECTV Group, Inc.	8,122
70		EW Scripps Co.	3,175
120		Gannett Co., Inc.	7,351
340		McGraw-Hill Cos., Inc.	21,967
1,418		News Corp., Inc. - Class A	31,948
1,250		Time Warner, Inc.	25,438
100		Tribune Co.	3,003
130	@	Univision Communications, Inc.	4,680
220	@	Viacom, Inc. - Class B	8,589
1,306		Walt Disney Co.	44,744
			219,769
		Mining: 0.2%
220		Alcoa, Inc.	7,350
110		Freeport-McMoRan Copper & Gold, Inc.	6,315
170		Newmont Mining Corp.	7,662

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Mining (continued)
110		Phelps Dodge Corp.	$13,740
			35,067
		Miscellaneous Manufacturing: 2.5%
217		3M Co.	16,075
165		Cooper Industries Ltd.	15,137
107		Danaher Corp.	7,665
99		Dover Corp.	4,731
320		Eastman Kodak Co.	7,642
286		Eaton Corp.	23,169
5,099		General Electric Co.	178,053
542		Honeywell International, Inc.	25,170
70		Illinois Tool Works, Inc.	3,619
174	@@	Ingersoll-Rand Co.	7,536
90		ITT Corp.	5,330
98		Parker Hannifin Corp.	8,074
70		Textron, Inc.	6,460
1,010	@, @@	Tyco International Ltd.	31,138
			339,799
		Office/Business Equipment: 0.1%
868	@	Xerox Corp.	14,990
			14,990
		Oil & Gas: 3.9%
236		Anadarko Petroleum Corp.	9,494
1,402		Chevron Corp.	96,191
726		ConocoPhillips	47,495
211		Devon Energy Corp.	13,865
80		ENSCO International, Inc.	4,009
126		EOG Resources, Inc.	8,535
3,325		ExxonMobil Corp.	238,336
332		Marathon Oil Corp.	30,126
150	@, @@	Nabors Industries Ltd.	4,494
60		Noble Corp.	4,213
740		Occidental Petroleum Corp.	34,173
106		Sunoco, Inc.	6,839
150	@	Transocean, Inc.	11,502
404		Valero Energy Corp.	23,291
160		XTO Energy, Inc.	8,266
			540,829
		Oil & Gas Services: 0.6%
50		Baker Hughes, Inc.	3,256
130		BJ Services Co.	3,483
804		Halliburton Co.	24,828
150	@	National Oilwell Varco, Inc.	10,446
550		Schlumberger Ltd.	34,540
			76,553
		Packaging & Containers: 0.2%
121		Ball Corp.	5,602
100		Bemis Co.	3,313
350	@	Pactiv Corp.	11,270
99		Sealed Air Corp.	6,380
			26,565
		Pharmaceuticals: 2.7%
780		Abbott Laboratories	42,604
252		AmerisourceBergen Corp.	13,273
50	@	Barr Pharmaceuticals, Inc.	2,650
790		Bristol-Myers Squibb Co.	20,848
204		Cardinal Health, Inc.	14,298
218		Caremark Rx, Inc.	13,427
320		Eli Lilly & Co.	16,845
50	@	Express Scripts, Inc.	3,771
215	@	Forest Laboratories, Inc.	11,128
253	@	Gilead Sciences, Inc.	18,105
281	@	King Pharmaceuticals, Inc.	5,241
60	@	Medco Health Solutions, Inc.	4,057
1,225		Merck & Co., Inc.	54,096
220		Mylan Laboratories	4,657
3,777		Pfizer, Inc.	94,274
1,010		Schering-Plough Corp.	23,715

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
120	@	Watson Pharmaceuticals, Inc.	$3,163
671		Wyeth	32,825
			378,977
		Pipelines: 0.2%
330		El Paso Corp.	4,745
60		Kinder Morgan, Inc.	6,346
40		Questar Corp.	3,366
240		Spectra Energy Corp.	6,175
264		Williams Cos., Inc.	7,120
			27,752
		Real Estate: 0.0%
110	@	Realogy Corp.	3,254
			3,254
		Real Estate Investment Trusts: 0.2%
50		Apartment Investment & Management Co.	2,943
60		Boston Properties, Inc.	7,206
140		Prologis	9,258
30		Public Storage, Inc.	3,038
60		Simon Property Group, Inc.	6,764
30		Vornado Realty Trust	3,816
			33,025
		Retail: 2.7%
60	@	Autozone, Inc.	7,517
199		Best Buy Co., Inc.	9,248
230	@	Big Lots, Inc.	5,757
291		Circuit City Stores, Inc.	5,538
234		Costco Wholesale Corp.	13,078
150		CVS Corp.	4,712
108		Darden Restaurants, Inc.	4,424
292		Family Dollar Stores, Inc.	8,459
468		Federated Department Stores, Inc.	20,901
360		Gap, Inc.	6,908
742		Home Depot, Inc.	29,383
111		JC Penney Co., Inc.	9,003
270	@	Kohl's Corp.	18,627
744		Lowe's Cos., Inc.	24,225
629		McDonald's Corp.	27,500
270		Nordstrom, Inc.	14,334
238	@	Office Depot, Inc.	7,940
60		OfficeMax, Inc.	3,114
40	@	Sears Holding Corp.	7,210
359		Staples, Inc.	9,341
364	@	Starbucks Corp.	11,248
417		Target Corp.	25,658
288		TJX Cos., Inc.	7,920
516		Walgreen Co.	23,070
1,241		Wal-Mart Stores, Inc.	59,940
100		Wendy's International, Inc.	3,209
127		Yum! Brands, Inc.	7,358
			375,622
		Savings & Loans: 0.1%
477		Washington Mutual, Inc.	20,549
			20,549
		Semiconductors: 1.1%
260	@	Advanced Micro Devices, Inc.	3,916
233	@	Altera Corp.	4,919
246		Analog Devices, Inc.	8,918
770		Applied Materials, Inc.	14,299
120	@	Broadcom Corp.	4,091
2,652		Intel Corp.	52,642
110		KLA-Tencor Corp.	5,691
420	@	LSI Logic Corp.	4,259
156		Maxim Integrated Products	5,109
520	@	Micron Technology, Inc.	6,167
153		National Semiconductor Corp.	3,920
150	@	Novellus Systems, Inc.	4,830
170	@	Nvidia Corp.	5,270
380	@	Teradyne, Inc.	6,126

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
450		Texas Instruments, Inc.	$13,932
160		Xilinx, Inc.	4,099
			148,188
		Software: 1.8%
300	@	Adobe Systems, Inc.	11,775
152	@	Autodesk, Inc.	6,255
301		Automatic Data Processing, Inc.	14,987
305	@	BMC Software, Inc.	9,412
254		CA, Inc.	6,617
448	@	Compuware Corp.	4,099
139	@	Electronic Arts, Inc.	7,008
80		Fidelity National Information Services, Inc.	3,676
461		First Data Corp.	11,769
106	@	Fiserv, Inc.	5,614
100		IMS Health, Inc.	2,888
184	@	Intuit, Inc.	5,430
4,111		Microsoft Corp.	115,807
1,782	@	Oracle Corp.	29,278
188		Paychex, Inc.	7,638
			242,253
		Telecommunications: 3.0%
200		Alltel Corp.	12,118
3,255		AT&T, Inc.	119,784
269	@	Avaya, Inc.	3,303
207		CenturyTel, Inc.	9,263
3,424	@	Cisco Systems, Inc.	88,819
230		Citizens Communications Co.	3,466
848	@	Corning, Inc.	17,494
72		Embarq Corp.	3,985
280	@	Juniper Networks, Inc.	5,295
1,423		Motorola, Inc.	26,354
902		Qualcomm, Inc.	36,333
780	@	Qwest Communications International, Inc.	6,926
1,381		Sprint Nextel Corp.	26,626
1,515		Verizon Communications, Inc.	56,706
			416,472
		Toys/Games/Hobbies: 0.1%
214		Hasbro, Inc.	6,054
186		Mattel, Inc.	4,838
			10,892
		Transportation: 0.7%
92		Burlington Northern Santa Fe Corp.	7,285
208		CSX Corp.	7,835
218		FedEx Corp.	24,891
205		Norfolk Southern Corp.	9,717
133		Union Pacific Corp.	13,118
410		United Parcel Service, Inc.	28,778
			91,624
		Total Common Stock (Cost $6,066,470)	6,571,275

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.0%
		Federal National Mortgage Corporation: 34.0%
$2,697,000	^	4.860%, due 11/15/09	$2,371,097
2,651,000	^	4.990%, due 01/15/10	2,313,742
		Total U.S. Government Agency Obligations (Cost $ 4,796,350 )	4,684,839
U.S. TREASURY OBLIGATIONS: 18.0%
		U.S. Treasury STRIP: 18.0%
2,836,000	^^	4.720%, due 02/15/10	2,483,610
		Total U.S. Treasury Obligations (Cost $ 2,479,496 )	2,483,610

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
	Total Investments in Securities (Cost $13,342,316)*	99.6%	$13,739,724
	Other Assets and Liabilities - Net	0.4	53,989
	Net Assets	100.0%	$13,793,713

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $13,438,460.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$510,775
	Gross Unrealized Depreciation	(209,511)
	Net Unrealized Appreciation	$301,264

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 28, 2007 (Unaudited)

Shares		Value
COMMON STOCK: 0.7%
	Real Estate: 0.7%
72,000	Brookfield Properties Co.	$ 3,204,000

	Total Common Stock
	(Cost $ 2,816,791 )	3,204,000

REAL ESTATE INVESTMENT TRUSTS: 97.7%
	Apartments: 19.1%
348,200	Archstone-Smith Trust	19,641,962
137,500	AvalonBay Communities, Inc.	18,914,500
151,700	BRE Properties, Inc.	10,065,295
105,900	Camden Property Trust	7,622,682
307,500	Equity Residential	15,617,925
75,600	Home Properties, Inc.	4,428,648
276,100	United Dominion Realty Trust, Inc.	9,014,665
		85,305,677
	Diversified: 7.5%
137,000	Liberty Property Trust	7,021,250
185,900	Vornado Realty Trust	23,646,480
76,900	Washington Real Estate Investment Trust	3,074,462
		33,742,192
	Health Care: 7.1%
252,400	Health Care Property Investors, Inc.	9,280,748
269,400	Nationwide Health Properties, Inc.	8,911,752
244,600	Omega Healthcare Investors, Inc.	4,412,584
203,525	Ventas, Inc.	9,327,551
		31,932,635
	Hotels: 6.7%
765,538	Host Hotels & Resorts, Inc.	20,118,337
74,800	LaSalle Hotel Properties	3,323,364
146,700	Strategic Hotel Capital, Inc.	3,085,101
118,400	Sunstone Hotel Investors, Inc.	3,355,456
		29,882,258
	Office Property: 16.8%
153,000	BioMed Realty Trust, Inc.	4,276,350
215,900	Boston Properties, Inc.	25,929,590
129,650	Corporate Office Properties Trust SBI MD	6,614,743
169,900	Douglas Emmett, Inc.	4,699,434
198,000	Highwoods Properties, Inc.	8,747,640
53,900	Kilroy Realty Corp.	4,438,665
45,200	Maguire Properties, Inc.	1,765,512
127,700	SL Green Realty Corp.	18,626,322
		75,098,256
	Regional Malls: 16.2%
269,000	General Growth Properties, Inc.	17,062,670
143,000	Macerich Co.	13,384,800
305,200	Simon Property Group, Inc.	34,408,248
126,700	Taubman Centers, Inc.	7,534,849
		72,390,567
	Shopping Centers: 12.3%
165,950	Acadia Realty Trust	4,480,650
168,800	Developers Diversified Realty Corp.	11,066,528
162,600	Federal Realty Investment Trust	14,713,674
220,223	Kimco Realty Corp.	11,068,408
157,800	Regency Centers Corp.	13,529,772
		54,859,032
	Storage: 4.9%
116,900	Extra Space Storage, Inc.	2,225,776
194,002	Public Storage, Inc.	19,646,583
		21,872,359
	Warehouse/Industrial:
141,925	AMB Property Corp.	8,342,352
351,100	Prologis	23,218,243
		31,560,595
	Total Real Estate Investment Trusts
	(Cost $ 292,248,786 )	436,643,571

	Total Long-Term Investments
	(Cost $295,065,577)	439,847,571

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 2.1%
	U.S. Government Agency Obligations:
$ 9,146,000	Federal Home Loan Bank, 4.940%, due 03/01/07		$ 9,144,745

	Total Short-Term Investments
	(Cost $9,144,745)		9,144,745

	Total Investments in Securities
	(Cost $304,210,322)*	100.5%	$ 448,992,316
	Other Assets and Liabilities - Net	(0.5)	(2,122,618)
	Net Assets	100.0%	$ 446,869,698

*	Cost for federal income tax purposes is $301,926,943.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 147,215,078
	Gross Unrealized Depreciation	(149,705)
	Net Unrealized Appreciation	$ 147,065,373

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.3%
		Advertising: 0.5%
60,300	@, L	Gaiam, Inc.	$768,825
			768,825
		Aerospace/Defense: 2.1%
21,900		DRS Technologies, Inc.	1,160,481
15,000	@, L	Esterline Technologies Corp.	613,800
33,900	@	Moog, Inc.	1,291,929
			3,066,210
		Apparel: 2.7%
30,200	@, @@, L	Gildan Activewear, Inc.	1,563,152
24,500		Phillips-Van Heusen	1,343,580
33,300	@	Steven Madden Ltd.	984,348
			3,891,080
		Banks: 3.1%
120,500	L	Bank Mutual Corp.	1,408,645
41,915	L	Boston Private Financial Holdings, Inc.	1,209,248
26,100	@, L	SVB Financial Group	1,260,630
21,300		Whitney Holding Corp.	675,636
			4,554,159
		Biotechnology: 1.9%
24,500	@, L	Alexion Pharmaceuticals, Inc.	903,560
77,400	@, L	Human Genome Sciences, Inc.	851,400
24,900	@, L	Integra LifeSciences Holdings Corp.	1,047,045
			2,802,005
		Chemicals: 2.7%
16,400		Albemarle Corp.	1,342,340
11,900		Minerals Technologies, Inc.	736,491
72,700	L	UAP Holding Corp.	1,844,399
			3,923,230
		Commercial Services: 5.7%
26,200	@, L	Advisory Board Co.	1,362,662
19,400		Arbitron, Inc.	869,314
60,357	L	Diamond Management & Technology Consultants, Inc.	910,787
35,600	@, L	FTI Consulting, Inc.	1,195,092
35,500	@, L	Geo Group, Inc.	1,661,045
36,050		Healthcare Services Group	1,010,842
7,000	@	Huron Consulting Group, Inc.	443,800
18,232	@, L	Kendle International, Inc.	631,739
14,700	@, L	Navigant Consulting, Inc.	284,739
			8,370,020
		Computers: 4.5%
7,100	@	CACI International, Inc.	330,150
16,700	@, L	Electronics for Imaging	381,094
34,800	@, L	Komag, Inc.	1,182,852
24,700	@	Kronos, Inc.	975,650
35,065	@, L	Micros Systems, Inc.	1,955,224
50,700	@, @@, L	Ness Technologies, Inc.	704,223
51,700	@, L	Palm, Inc.	855,635
7,900	@, @@	Xyratex Ltd.	179,725
			6,564,553
		Cosmetics/Personal Care: 0.6%
43,000	@	Physicians Formula Holdings, Inc.	869,890
			869,890
		Distribution/Wholesale: 1.5%
82,800	@	Brightpoint, Inc.	999,396
36,250		Pool Corp.	1,272,375
			2,271,771
		Diversified Financial Services: 2.7%
12,700	@, L	GFI Group, Inc.	782,447
26,500	@, L	Investment Technology Group, Inc.	1,084,645
31,700		National Financial Partners Corp.	1,463,272
37,082	@	NewStar Financial, Inc.	669,886
			4,000,250
		Electrical Components & Equipment: 0.5%
15,200	@, L	General Cable Corp.	759,240
			759,240
		Electronics: 3.8%
16,600	@, L	Cymer, Inc.	689,896
16,100	@, L	Itron, Inc.	1,040,382
33,100		Keithley Instruments, Inc.	501,465
25,518	@, L	Measurement Specialties, Inc.	588,445

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
28,100	@	Thomas & Betts Corp.	$1,428,042
24,300	@	Varian, Inc.	1,322,649
			5,570,879
		Engineering & Construction: 0.8%
18,900	@	EMCOR Group, Inc.	1,135,134
			1,135,134
		Entertainment: 0.7%
39,100	@	Macrovision Corp.	964,597
			964,597
		Gas: 0.5%
28,637	L	Piedmont Natural Gas Co.	719,648
			719,648
		Healthcare - Products: 3.2%
30,500	@, L	Arthrocare Corp.	1,108,675
35,400	@	DJO, Inc.	1,386,972
3,600	@	Haemonetics Corp.	162,000
9,700	@, L	Hologic, Inc.	533,985
29,101	@, L	Kyphon, Inc.	1,312,746
11,391	@, L	PSS World Medical, Inc.	236,249
			4,740,627
		Healthcare - Services: 5.4%
45,751	@, L	Amedisys, Inc.	1,463,117
24,100	@, L	Healthways, Inc.	1,048,109
30,800	@, L	Magellan Health Services, Inc.	1,287,748
29,700	@	Pediatrix Medical Group, Inc.	1,606,770
50,500	@, L	Psychiatric Solutions, Inc.	2,017,980
6,300	@	WellCare Health Plans, Inc.	517,293
			7,941,017
		Housewares: 1.4%
39,000	L	Toro Co.	2,049,450
			2,049,450
		Insurance: 3.3%
51,600	@@, L	Aspen Insurance Holdings Ltd.	1,367,400
32,800		PMI Group, Inc.	1,537,336
20,753	@	ProAssurance Corp.	1,068,780
16,150		Radian Group, Inc.	927,818
			4,901,334
		Internet: 5.3%
48,500	@, L	24/7 Real Media, Inc.	467,540
21,400	@, L	aQuantive, Inc.	542,276
11,300	@	F5 Networks, Inc.	820,606
23,900	@, L	Nutri/System, Inc.	1,079,085
70,700	@, L	Sapient Corp.	441,168
52,630	@, L	Trizetto Group	1,096,283
60,400	@, L	Valueclick, Inc.	1,600,600
39,900	@, L	WebEx Communications, Inc.	1,732,857
			7,780,415
		Iron/Steel: 0.6%
15,600		Cleveland-Cliffs, Inc.	879,840
			879,840
		Leisure Time: 1.2%
35,572	@, L	Life Time Fitness, Inc.	1,700,342
			1,700,342
		Lodging: 0.6%
73,700	@	Red Lion Hotels Corp.	902,825
			902,825
		Machinery - Diversified: 2.2%
5,900	@	Middleby Corp.	650,652
24,000		Nordson Corp.	1,170,720
44,400		Wabtec Corp.	1,429,680
			3,251,052
		Mining: 0.3%
98,000	@, L	Coeur d’Alene Mines Corp.	442,960
			442,960
		Oil & Gas: 4.3%
48,354	@, L	Carrizo Oil & Gas, Inc.	1,488,336
75,200	@	EXCO Resources, Inc.	1,309,984
95,259	@, L	McMoRan Exploration Co.	1,218,363
71,400	@, L	Parallel Petroleum Corp.	1,367,310
78,500	@, L	Petroquest Energy, Inc.	903,535
			6,287,528
		Oil & Gas Services: 2.2%
36,000	@	Dresser-Rand Group, Inc.	934,920
18,700	@	FMC Technologies, Inc.	1,230,086
36,600	@	Superior Energy Services	1,121,790
			3,286,796

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 0.8%
10,500		Greif, Inc.	$1,233,015
			1,233,015
		Pharmaceuticals: 4.5%
30,300	@, L	Alkermes, Inc.	496,920
25,400	@, L	BioMarin Pharmaceuticals, Inc.	432,562
51,700	@, L	Cubist Pharmaceuticals, Inc.	1,035,551
54,300	@, L	HealthExtras, Inc.	1,438,950
46,800	@, L	Sciele Pharma, Inc.	1,076,400
20,000	@	Theravance, Inc.	645,000
16,000	@, L	United Therapeutics Corp.	899,200
11,300	@, L	USANA Health Sciences, Inc.	656,191
			6,680,774
		Real Estate Investment Trusts: 1.1%
25,100	L	Digital Realty Trust, Inc.	994,964
17,200	L	Nationwide Health Properties, Inc.	568,976
			1,563,940
		Retail: 5.3%
53,500		Casey’s General Stores, Inc.	1,338,035
43,200	@, L	JOS A Bank Clothiers, Inc.	1,331,424
14,700		Longs Drug Stores Corp.	677,082
63,100	@	Morton’s Restaurant Group, Inc.	1,186,280
15,800	@, L	Pantry, Inc.	744,970
51,600	@, L	Sonic Corp.	1,118,172
38,200	@	Tween Brands, Inc.	1,369,470
			7,765,433
		Savings & Loans: 1.3%
119,308		NewAlliance Bancshares, Inc.	1,885,065
			1,885,065
		Semiconductors: 6.1%
18,300	@	Actel Corp.	306,342
101,600	@, L	Axcelis Technologies, Inc.	739,648
149,600	@, L	Entegris, Inc.	1,666,544
60,000	@	Fairchild Semiconductor International, Inc.	1,122,600
33,600	@	Formfactor, Inc.	1,436,400
58,300	@, L	Micrel, Inc.	679,778
20,000	@, L	Microsemi Corp.	405,200
95,600	@, L	Semtech Corp.	1,369,948
52,600	@, @@, L	Verigy Ltd.	1,235,574
			8,962,034
		Software: 4.9%
46,500	@	Ansys, Inc.	2,372,430
29,900		Blackbaud, Inc.	684,112
32,400		Global Payments, Inc.	1,246,428
101,300	@, L	Informatica Corp.	1,312,848
48,000	@	THQ, Inc.	1,546,080
			7,161,898
		Storage/Warehousing: 1.0%
57,100	@, L	Mobile Mini, Inc.	1,537,703
			1,537,703
		Telecommunications: 3.6%
37,900	L	Adtran, Inc.	872,837
46,000	L	Alaska Communications Systems Group, Inc.	672,980
8,100	@, L	Anixter International, Inc.	502,200
74,400	@	Arris Group, Inc.	977,616
37,200	@, L	RCN Corp.	1,017,420
46,500	@, L	SBA Communications Corp.	1,254,105
			5,297,158
		Transportation: 2.4%
34,600	@, L	HUB Group, Inc.	1,095,782
52,500		Knight Transportation, Inc.	980,700
32,197		Pacer International, Inc.	870,285
18,800	@, L	PHI, Inc.	526,024
			3,472,791
		Total Common Stock (Cost $123,162,133)	139,955,488
EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
9,401	@, L	iShares Russell 2000 Growth Index Fund	751,140
		Total Exchange-Traded Funds (Cost $745,855)	751,140
		Total Long-Term Investments (Cost $123,907,988)	140,706,628

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 31.6%
	Repurchase Agreement: 5.1%
$7,476,000	Goldman Sachs Repurchase Agreement dated 02/28/07, 5.310%, due 03/01/07, $7,477,103 to be received upon repurchase (Collateralized by $7,536,000 Federal Home Loan Mortgage Corporation, 5.000%, Market Value plus accrued interest $7,626,256, due 02/16/17)		$7,476,000
	Total Repurchase Agreement (Cost $7,476,000)		7,476,000
	Securities Lending Collateral cc: 26.5%
38,932,740	The Bank of New York Institutional Cash Reserves Fund		38,932,740
	Total Securities Lending Collateral (Cost $38,932,740)		38,932,740
	Total Short-Term Investments (Cost $46,408,740)		46,408,740
	Total Investments in Securities (Cost $170,316,728)*	127.4%	$187,115,368
	Other Assets and Liabilities - Net	(27.4)	(40,221,826)
	Net Assets	100.0%	$146,893,542

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2007.
*	Cost for federal income tax purposes is $170,471,449
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$20,856,139
	Gross Unrealized Depreciation	(4,212,220)
	Net Unrealized Appreciation	$16,643,919

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK:93.6%
		Banks: 1.7%
53,586	@	Bancorp, Inc.	$1,319,823
			1,319,823
		Computers: 0.9%
283,200	@	Quantum Corp.	699,504
			699,504
		Diversified Financial Services: 1.7%
39,400		IndyMac Bancorp., Inc.	1,352,602
			1,352,602
		Electrical Components & Equipment: 3.5%
54,800	@	General Cable Corp.	2,737,260
			2,737,260
		Electronics: 2.0%
102,300		Keithley Instruments, Inc.	1,549,845
			1,549,845
		Food: 4.9%
195,900		Del Monte Foods Co.	2,252,850
79,054		Premium Standard Farms, Inc.	1,643,533
			3,896,383
		Forest Products & Paper: 13.1%
81,400		Bowater, Inc.	1,968,252
137,000	@	Buckeye Technologies, Inc.	1,742,640
86,500		Glatfelter	1,467,905
53,800	@	Jefferson Smurfit Corp.	663,892
153,900	@@	Sappi Ltd. ADR	2,222,316
157,300		Wausau Paper Corp.	2,276,131
			10,341,136
		Hand/Machine Tools: 7.0%
50,000		Kennametal, Inc.	3,060,000
39,300		Lincoln Electric Holdings, Inc.	2,452,320
			5,512,320
		Home Furnishings: 2.8%
118,800		Hooker Furniture Corp.	2,239,380
			2,239,380
		Household Products/Wares: 4.9%
92,831	@	Fossil, Inc.	2,499,011
43,500		WD-40 Co.	1,387,650
			3,886,661
		Insurance: 1.3%
68,200	@	PMA Capital Corp.	640,398
175,300	@, @@	Quanta Capital Holdings Ltd.	387,413
			1,027,811
		Iron/Steel: 2.6%
89,000		Gibraltar Industries, Inc.	2,069,250
			2,069,250
		Machinery - Diversified: 6.5%
54,700		Albany International Corp.	1,870,740
53,650	@	Kadant, Inc.	1,257,556
53,350		Sauer-Danfoss, Inc.	1,970,749
			5,099,045
		Metal Fabricate/Hardware: 0.8%
19,600	@	RBC Bearings, Inc.	639,548
			639,548
		Mining: 2.5%
43,800	@	Century Aluminum Co.	1,994,214
			1,994,214
		Miscellaneous Manufacturing: 4.3%
143,021	@	Griffon Corp.	3,359,561
			3,359,561
		Oil & Gas: 8.3%
49,550	@	Bill Barrett Corp.	1,457,761
54,900	@	Denbury Resources, Inc.	1,583,316
54,300	@	Quest Resource Corp.	457,206
24,350		Range Resources Corp.	777,496
203,600	@	Warren Resources, Inc.	2,282,356
			6,558,135
		Oil & Gas Services: 2.4%
98,400	@, @@	Acergy SA ADR	1,862,712
			1,862,712

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate Investment Trusts: 6.9%
82,650		Alesco Financial, Inc.	$891,794
141,700		Anthracite Capital, Inc.	1,772,667
65,600		HomeBanc Corp.	182,368
149,100		New York Mortgage Trust, Inc.	472,647
64,050		RAIT Investment Trust	2,142,473
			5,461,949
		Retail: 4.3%
118,000		Casey’s General Stores, Inc.	2,951,180
40,816	@	Golfsmith International Holdings, Inc.	463,262
			3,414,442
		Savings & Loans: 2.2%
95,000	@	Franklin Bank Corp.	1,752,750
			1,752,750
		Semiconductors: 1.1%
98,600	@	Mattson Technology, Inc.	868,666
			868,666
		Telecommunications: 4.7%
154,200	@	Aeroflex, Inc.	1,762,506
50,050	@	CommScope, Inc.	1,925,424
			3,687,930
		Transportation: 3.2%
149,725	@	Marten Transport Ltd.	2,498,910
			2,498,910
		Total Common Stock
		(Cost $67,015,266)	73,829,837

Principal Amount			Value
SHORT-TERM INVESTMENTS: 5.7%
	U.S. Government Agency Obligations: 5.7%
$4,468,000	Federal Home Loan Bank, 4.940%, due 03/01/07		$4,467,387
	Total Short-Term Investments
	(Cost $4,467,387)		4,467,387
	Total Investments in Securities
	(Cost $71,482,653)*	99.3%	$78,297,224
	Other Assets and Liabilities - Net	0.7	582,499
	Net Assets	100.0%	$78,879,723

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $71,531,973.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,049,748
	Gross Unrealized Depreciation	(2,284,497)
	Net Unrealized Appreciation	$6,765,251

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 100.1%
		Auto Manufacturers: 1.9%
64,600		Wabash National Corp.	$1,040,706
			1,040,706
		Auto Parts & Equipment: 19.8%
45,480		American Axle & Manufacturing Holdings, Inc.	1,115,624
101,947		ArvinMeritor, Inc.	1,861,552
120,270	L	Cooper Tire & Rubber Co.	1,772,780
261,100	@, L	Dana Corp.	253,267
32,880		Lear Corp.	1,213,930
104,090	L	Superior Industries International	2,232,731
269,850	@	Visteon Corp.	2,301,821
			10,751,705
		Banks: 3.4%
105,590	@@, L	First Bancorp.	1,260,745
106,080	@@	W Holding Co., Inc.	566,467
			1,827,212
		Chemicals: 5.5%
116,270		Chemtura Corp.	1,334,780
62,980	L	Georgia Gulf Corp.	1,207,956
143,620		Wellman, Inc.	453,839
			2,996,575
		Commercial Services: 1.9%
33,440		Kelly Services, Inc.	1,028,949
			1,028,949
		Computers: 3.5%
907,960	@, L	Gateway, Inc.	1,879,475
			1,879,475
		Diversified Financial Services: 1.4%
127,250	@@, L	Doral Financial Corp.	276,133
72,160		Friedman Billings Ramsey Group, Inc.	489,245
			765,378
		Electronics: 8.4%
223,780	@, L	Kemet Corp.	1,745,484
305,670	@	Sanmina-SCI Corp.	1,134,036
145,390	@, L	Stoneridge, Inc.	1,655,992
			4,535,512
		Food: 6.4%
111,400	L	Chiquita Brands International, Inc.	1,615,300
101,610		Del Monte Foods Co.	1,168,515
212,460	@, L	Interstate Bakeries	712,803
			3,496,618
		Hand/Machine Tools: 1.9%
57,120		LS Starrett Co.	1,033,872
			1,033,872
		Home Builders: 4.0%
143,729		Coachmen Industries, Inc.	1,555,148
200,900	@	National RV Holdings, Inc.	642,880
			2,198,028
		Home Furnishings: 3.2%
49,290	L	La-Z-Boy, Inc.	678,230
11,968	L	Whirlpool Corp.	1,055,697
			1,733,927
		Household Products/Wares: 2.7%
61,700	L	American Greetings Corp.	1,445,014
			1,445,014
		Insurance: 7.5%
21,408		Kansas City Life Insurance Co.	965,501
109,428	@	KMG America Corp.	1,003,455
76,310		Phoenix Cos., Inc.	1,089,707
105,107	@	PMA Capital Corp.	986,955
			4,045,618
		Internet: 0.9%
155,830		Netbank, Inc.	501,773
			501,773
		Leisure Time: 1.8%
84,346	@	K2, Inc.	986,848
			986,848
		Machinery - Diversified: 7.3%
49,426		Briggs & Stratton Corp.	1,445,216
147,256	@	Tecumseh Products Co.	2,488,626
			3,933,842

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Retail: 4.4%
44,600	@, L	Cost Plus, Inc.	$479,004
151,210	L	Pier 1 Imports, Inc.	1,026,716
87,060	@, L	Sharper Image Corp.	903,683
			2,409,403
		Semiconductors: 2.3%
37,680	@	Agere Systems, Inc.	825,569
324,700	@	ESS Technology	409,122
			1,234,691
		Software: 2.2%
231,600	@, L	Borland Software Corp.	1,202,004
			1,202,004
		Telecommunications:
283,410	@	3Com Corp.	1,096,797
426,016	@	Adaptec, Inc.	1,554,958
197,293	@	Cincinnati Bell, Inc.	901,629
182,210	@, L	Utstarcom, Inc.	1,683,620
			5,237,004
		Total Common Stock
		(Cost $62,889,655)	54,284,154

Principal Amount			Value
SHORT-TERM INVESTMENTS: 26.3%
	Securities Lending Collateralcc:
$14,237,099	The Bank of New York Institutional Cash Reserves Fund		$14,237,099

	Total Short-Term Investments
	(Cost $14,237,099)		14,237,099
	Total Investments in Securities
	(Cost $77,126,754)*	126.4%	$68,521,253
	Other Assets and Liabilities - Net	(26.4)	(14,301,161)
	Net Assets	100.0%	$54,220,092

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2007.
*	Cost for federal income tax purposes is $77,450,456.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$5,314,087
	Gross Unrealized Depreciation	(14,243,290)
	Net Unrealized Depreciation	$(8,929,203)

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 77.6%
		Aerospace/Defense: 0.2%
16,000	@, L	Orbital Sciences Corp.	$316,640
			316,640
		Agriculture: 0.0%
600		Archer-Daniels-Midland Co.	20,628
			20,628
		Auto Parts & Equipment: 0.8%
20,800	@@	Magna International, Inc.	1,530,880
			1,530,880
		Chemicals: 1.9%
24,600		Aceto Corp.	205,410
119,800	@, L	Mosaic Co.	3,047,712
26,600		Sensient Technologies Corp.	651,434
			3,904,556
		Coal: 1.9%
92,600	L	Peabody Energy Corp.	3,741,040
			3,741,040
		Commercial Services: 1.2%
47,400	@@, L	Toppan Printing Co., Ltd. ADR	2,394,302
			2,394,302
		Cosmetics/Personal Care: 0.9%
5,900	@@	Kao Corp. ADR	1,722,919
			1,722,919
		Distribution/Wholesale: 3.1%
45,100	L	CDW Corp.	2,799,808
90,100	@	Tech Data Corp.	3,358,928
			6,158,736
		Diversified Financial Services: 2.7%
311,600	@@, L	Acom Co., Ltd. ADR	2,886,288
150,300	@@	Promise Co., Ltd. ADR	2,562,405
			5,448,693
		Electric: 9.1%
18,700		Alliant Energy Corp.	782,034
15,000		Ameren Corp.	783,450
19,100		American Electric Power Co., Inc.	856,826
150,000	@@, L	Centrais Eletricas Brasileiras SA ADR	1,582,125
88,400	L	DTE Energy Co.	4,092,920
24,500	@@, L	Energias de Portugal SA ADR	1,341,620
82,200		Idacorp, Inc.	2,863,848
6,300	@@	Korea Electric Power Corp. ADR	132,363
61,600		PNM Resources, Inc.	1,882,496
1,100		Progress Energy, Inc.	53,746
160,500		Puget Energy, Inc.	3,959,535
			18,330,963
		Electronics: 0.7%
88,100	@, @@, #, L	Samsung SDI Co., Ltd. GDR	1,475,816
			1,475,816
		Engineering & Construction: 0.7%
48,800	@, L	Shaw Group, Inc.	1,502,064
			1,502,064
		Environmental Control: 2.5%
388,000	@	Allied Waste Industries, Inc.	4,974,160
			4,974,160
		Food: 9.8%
27,200		Kroger Co.	698,224
53,800		Sara Lee Corp.	885,548
287,800	@, L	Smithfield Foods, Inc.	8,406,638
65,611		Supervalu, Inc.	2,424,983
392,200		Tyson Foods, Inc.	7,157,650
			19,573,043
		Forest Products & Paper: 3.9%
153,400		Bowater, Inc.	3,709,212
61,300	@	Buckeye Technologies, Inc.	779,736
215,200	@, @@, L	Domtar, Inc.	1,799,072
102,200		Wausau Paper Corp.	1,478,834
			7,766,854
		Healthcare - Services: 0.8%
50,200	@	Apria Healthcare Group, Inc.	1,598,870
			1,598,870
		Home Builders: 1.5%
219,600	L	Levitt Corp.	2,865,780

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2007 (Unaudited) (continued)

Shares			Value
		Home Builders (continued)
11,100	@@	Sekisui House Ltd. ADR	$165,818
			3,031,598
		Insurance: 0.1%
4,200		AON Corp.	158,130
			158,130
		Machinery - Diversified: 4.1%
158,700	@, L	AGCO Corp.	5,752,875
2,700		Alamo Group, Inc.	65,016
3,800	@@	CNH Global NV	142,766
15,700	L	Lindsay Manufacturing Co.	539,138
102,700	@, L	Tecumseh Products Co.	1,747,954
			8,247,749
		Media: 0.9%
54,900	@	Scholastic Corp.	1,909,971
			1,909,971
		Mining: 24.0%
92,400	@@	Alumina Ltd. ADR	1,976,436
139,650	@@, L	Anglogold Ashanti Ltd. ADR	6,152,979
576,400	@, L	Apex Silver Mines Ltd.	8,230,992
12,200	@, @@, L	Banro Corp.	152,622
77,495	@@	Barrick Gold Corp.	2,317,875
305,100	@, @@, L	Crystallex International Corp.	912,249
79,600	@, @@, L	Eldorado Gold Corp.	470,436
84,700	@, @@	Entree Gold, Inc.	121,121
215,500	@, @@, L	Ivanhoe Mines Ltd.	2,165,775
618,756	@, @@	Kinross Gold Corp.	8,712,077
247,400	@, @@, L	Lihir Gold Ltd.	6,514,042
194,900	@@	Newcrest Mining Ltd. ADR	3,463,022
129,200		Newmont Mining Corp.	5,823,044
660,300	@, @@	Orezone Resources, Inc.	1,175,334
			48,188,004
		Oil & Gas: 1.3%
31,600	@@	Nexen, Inc.	1,813,840
77,500	@, L	Warren Resources, Inc.	868,775
			2,682,615
		Oil & Gas Services: 1.0%
29,400	@@	Technip SA	1,969,506
			1,969,506
		Telecommunications: 0.5%
40,500	@, @@	KT Corp. ADR	910,440
			910,440
		Transportation: 3.5%
83,600		CSX Corp.	3,149,212
34,100		Genco Shipping & Trading Ltd.	1,036,640
82,500	@@	Stolt-Nielsen SA ADR	2,185,425
5,700		Union Pacific Corp.	562,191
			6,933,468
		Water: 0.5%
27,900	@@	Cia de Saneamento Basico do Estado de Sao Paulo	943,020
			943,020
		Total Common Stock
		(Cost $133,302,243)	155,434,665

Principal Amount			Value
CONVERTIBLE BONDS:14.7%
		Aerospace/Defense: 1.9%
$3,820,000	C	EDO Corp., 4.110%, due 11/15/25	$3,767,475
			3,767,475
		Airlines: 0.9%
1,820,000	C	JetBlue Airways Corp., 3.690%, due 07/15/33	1,760,850
			1,760,850
		Coal: 1.7%
3,515,000	C, L	Peabody Energy Corp., 4.790%, due 12/15/66	3,484,244
			3,484,244
		Computers: 1.0%
1,790,000	C, L	Hutchinson Technology, Inc., 3.800%, due 01/15/26	1,657,988
290,000	C	Quantum Corp., 6.180%, due 08/01/10	274,050
			1,932,038
		Electrical Components & Equipment: 1.1%
2,639,100	C	GrafTech International Ltd., 2.950%, due 01/15/24	2,177,258
			2,177,258
		Electronics: 0.3%
172,000	C	FEI Co., 5.680%, due 08/15/08	171,570
488,000	C	SCI Systems, Inc., 3.000%, due 03/15/07	488,000
			659,570

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2007 (Unaudited) (continued)

Principal Amount				Value
		Environmental Control: 0.5%
$1,141,000	C	Allied Waste North America, Inc., 4.540%, due 04/15/34		$1,089,655
				1,089,655
		Machinery - Diversified: 0.5%
1,085,000	C	Albany International Corp. (Step rate 3.250% at 03/15/13), 2.500%, due 03/15/26		1,044,313
				1,044,313
		Mining: 0.6%
379,000	@@, C	Apex Silver Mines Ltd., 4.420%, due 03/15/24		309,359
862,000	C	Coeur d’Alene Mines Corp., 1.740%, due 01/15/24		800,583
				1,109,942
		Oil & Gas: 1.8%
3,848,000	L	Nabors Industries, Inc., 1.840%, due 05/15/11		3,708,510
				3,708,510
		Semiconductors: 4.1%
845,000		Credence Systems Corp., 8.020%, due 05/15/08		782,681
7,150,000	C	International Rectifier Corp., 5.600%, due 07/15/07		7,114,250
356,000	C	Triquint Semiconductor, Inc., 5.500%, due 03/01/07		355,985
				8,252,916
		Telecommunications: 0.3%
617,000	C	Adaptec, Inc., 1.420%, due 12/22/23		555,300
				555,300
		Total Convertible Bonds
		(Cost $29,057,744)		29,542,071

		Total Long-Term Investments
		(Cost $162,359,987)		184,976,736
SHORT-TERM INVESTMENTS:21.8%
		U.S. Government Agency Obligations: 7.2%
14,510,000		Federal Home Loan Bank, 4.940%, due 03/01/07		14,508,009

		Total U.S. Government Agency Obligations
		(Cost $14,508,009)		14,508,009
		Securities Lending Collateralcc: 14.6%
29,250,313		The Bank of New York Institutional Cash Reserves Fund		29,250,313

		Total Securities Lending Collateral
		(Cost $29,250,313)		29,250,313
		Total Short-Term Investments
		(Cost $43,758,322)		43,758,322
		Total Investments in Securities
		(Cost $206,118,309)*	114.1%	$228,735,058
		Other Assets and Liabilities - Net	(14.1)	(28,331,012)
		Net Assets	100.0%	$200,404,046

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2007.
*	Cost for federal income tax purposes is $206,193,667.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$24,179,680
	Gross Unrealized Depreciation	(1,638,289)
	Net Unrealized Appreciation	$22,541,391

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 30, 2007
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 30, 2007